OMB Number 3235-0307
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     As filed with the Securities and Exchange Commission on February 28, 2003

                Securities Act of 1933 Registration No. 33-10327
                Investment Company Act of 1940 File No. 811-4911
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------

                                    FORM N-1A
              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
                         Pre-Effective Amendment No. ____                   [ ]
                          Post-Effective Amendment No. 40                   [X]
                                     and/or
          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]
                                 Amendment No. 41                           [X]

                              --------------------

                      STATE STREET RESEARCH FINANCIAL TRUST
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (617) 357-1200

                            Francis J. McNamara, III
                 Managing Director, Secretary & General Counsel
                   State Street Research & Management Company
                              One Financial Center
                           Boston, Massachusetts 02111
                     (Name and Address of Agent for Service)

                           Copy of Communications To:
                           Geoffrey R.T. Kenyon, Esq.
                              Goodwin Procter LLP
                                 Exchange Place
                           Boston, Massachusetts 02109

      It is proposed that this filing will become effective under Rule 485:

[ ] Immediately upon filing pursuant to paragraph (b)
[X] On March 1, 2003 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On _________________ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On _________________ pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

===============================================================================

     The Prospectuses and Statement of Additional Information of the State Street Research Government Income Fund and State Street Research
International Equity Fund series of the Registrant are included herein.

     The Prospectus and Statement of Additional Information of the State Street Research Health Sciences Fund series of the State Street Research Financial Trust (the "Registrant") are included in Post-Effective No. 39 to this Registration filed on June 27, 2002.

[GRAPHIC]

[STATE STREET RESEARCH LOGO]

GOVERNMENT INCOME FUND


PROSPECTUS - MARCH 1, 2003


A BOND FUND FOCUSING ON U.S. GOVERNMENT SECURITIES.

THIS PROSPECTUS HAS INFORMATION YOU SHOULD KNOW BEFORE YOU INVEST. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR INVESTMENT RECORDS.


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

     1     THE FUND

     1     Goal and Strategies
     2     Principal Risks
     4     Volatility and Performance
     6     Investor Expenses
     8     Investment Management

     9     YOUR INVESTMENT

     9     Opening an Account
     9     Choosing a Share Class
    10     Sales Charges
    13     Dealer Compensation
    14     Buying and Selling Shares
    18     Account Policies
    20     Distributions and Taxes
    21     Investor Services

    22     OTHER INFORMATION

    22     Other Securities and Risks
    24     Financial Highlights
    27     Board of Trustees

BACK COVER For Additional Information

                                    THE FUND

GOAL AND STRATEGIES

[GRAPHIC]

FUNDAMENTAL GOAL The fund seeks high current income.


PRINCIPAL STRATEGIES Under normal market conditions, the fund invests at least 80% of net assets in U.S. government securities. These may include debt securities of such issuers as:


- the U.S. Treasury

- the Government National Mortgage Association (Ginnie Mae)

- the Federal National Mortgage Association (Fannie Mae)

- the Federal Home Loan Mortgage Corporation (Freddie Mac)

- the Resolution Funding Corporation

The fund may also invest in STRIPS, securities offered by the government in which the principal and interest components of U.S. Treasury bonds trade separately from each other.


The fund may invest up to 20% of net assets in other government and private securities. These may include mortgage-related securities (securities that represent interests in pools of mortgages) that are issued by investment banks and insurance companies. At the time of purchase these securities are in the highest rating category (Standard & Poor's AAA or Moody's Aaa) or if unrated are the equivalent. The fund may also invest in foreign securities, asset-backed securities and trust certificates (securities representing interest in pools of U.S. government loans), as well as custodial receipts, which are similar to STRIPS but are privately issued.


In managing its portfolio, the fund attempts to balance sensitivity to interest rate movements with the potential for yields. Although the

[SIDENOTE]

[GRAPHIC]

WHO MAY WANT TO INVEST
State Street Research Government Income Fund is designed for investors who seek one or more of the following:

- a relatively conservative investment for income
- a bond fund that emphasizes highly creditworthy U.S. government securities
- a fund to complement a portfolio of more aggressive investments

The fund is NOT appropriate for investors who:

- want to avoid even moderate volatility
- are seeking high growth or maximum income
- are investing emergency reserve money
fund may invest in securities of any maturity, it generally invests in those with medium- to long-term remaining maturities in order to obtain higher yields. Securities with longer maturities, however, tend to be more sensitive to interest rate changes. Thus at times the fund may invest in short-term and other types of securities. In addition, the fund may emphasize securities of different sectors -- for example, U.S. Treasuries or mortgage-related securities, both for reasons of yield and of interest rate sensitivity.

The fund may adjust the composition of its portfolio as market conditions and economic outlooks change. For more information about the fund's investments and practices, see page 22.

[GRAPHIC]

PRINCIPAL RISKS

Because the fund invests primarily in bonds and other debt securities, its major risks are those of bond investing, including the tendency of prices to fall when interest rates rise. Such a fall would lower the fund's share price and the value of your investment.

In general, the price of a bond will move in the opposite direction from interest rates, for the reason that new bonds issued after a rise in rates will offer higher yields to investors; the only way an existing bond with a lower yield can appear attractive to investors is by selling at a lower price. (This principle works in reverse as well: a fall in interest rates will tend to cause a bond's price to rise.) Also, STRIPS can be highly volatile.

Mortgage-related securities can offer attractive yields, but carry additional risks. The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities are usually redeemed early because the underlying mortgages are often prepaid. The fund would then have to reinvest the money at a lower rate. In addition, the price or yield of mortgage-related securities may fall if they are redeemed after that date.

The success of the fund's investment strategies depends largely on the portfolio manager's skill in assessing the direction and impact of interest rate movements and the credit-worthiness of the fund's non-U.S. government securities.

The fund's shares will rise and fall in value and there is a risk that you could lose money by investing in the fund. Also, the fund cannot be certain that it will achieve its goal. Finally, fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

INFORMATION ON OTHER SECURITIES AND RISKS APPEARS ON PAGE 22.

A "SNAPSHOT" OF THE FUND'S INVESTMENTS MAY BE FOUND IN THE CURRENT ANNUAL OR SEMIANNUAL REPORT (SEE BACK COVER).

[GRAPHIC]

U.S. GOVERNMENT SECURITIES AND CREDIT QUALITY

The term "U.S. government securities" covers securities from a range of issuers. These include the federal government itself, various agencies and certain organizations created through legislation. Some of these issuers are actually private (or partly so) but have a special relationship with the government.

Treasury securities are direct obligations of the U.S. Treasury, and are backed by the full faith and credit of the federal government. This is recognized as the strongest form of credit backing in the U.S.

Some securities that are not issued by the U.S. Treasury carry the government's full faith and credit backing as to principal or interest, although they are not actually direct obligations of the government. Other securities are backed by the issuer's right to borrow up to a certain amount from the U.S. Treasury, while some are backed only by the credit of the issuing organization itself or by a pledge that the government would intervene in the event of a default.

While there are different shades of credit quality to these securities, government securities as a group are considered highly creditworthy. Of course, credit quality only pertains to the risk of default; the market value of these securities will still change with movements in interest rates and other factors.

                           VOLATILITY AND PERFORMANCE

[CHART]


                                                                YEARS ENDED DECEMBER 31
                                            ---------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN (CLASS A)         1993   1994   1995  1996  1997   1998   1999   2000  2001  2002
-----------------------------------------------------------------------------------------------------------
                                            9.85% -2.89% 17.62% 3.16% 9.12%  9.11% -1.93% 10.84% 6.67% 8.96%


- BEST QUARTER: second quarter 1995, up 5.90%
- WORST QUARTER: first quarter 1994, down 2.22%


                                                                                       AS OF DECEMBER 31,2002
                                                                                   -----------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT MAXIMUM APPLICABLE SALES CHARGE)                  1 YEAR    5 YEARS    10 YEARS
----------------------------------------------------------------------------------------------------------------
     CLASS A                         Return Before Taxes (%)                         4.05      5.65       6.40
                                     Return After Taxes on Distributions             1.95      3.24       3.84
                                     Return After Taxes on Distributions and Sale
                                       of Fund Shares                                2.42      3.28       3.81
     CLASS B(1)*                     Return Before Taxes (%)                         3.28      5.47       6.09
     CLASS B                         Return Before Taxes (%)                         3.33      5.54       6.12
     CLASS C                         Return Before Taxes (%)                         7.23      5.87       6.13
     CLASS S                         Return Before Taxes (%)                         9.46      6.95       7.16
     MERRILL LYNCH GOVERNMENT
      MASTER INDEX
                                     Return Before Taxes (%)                        11.30      7.73       7.54
     LIPPER GENERAL U.S. GOVERNMENT
      FUNDS INDEX
                                     Return Before Taxes (%)                         9.97      6.62       6.36


(*) PERFORMANCE FOR CLASS B(1) REFLECTS CLASS B PERFORMANCE THROUGH DECEMBER 31, 1998. CLASS B(1) WAS INTRODUCED ON JANUARY 1, 1999.

[GRAPHIC]

UNDERSTANDING VOLATILITY AND PERFORMANCE

The bar chart and table on the opposite page are designed to show two aspects of the fund's track record:

- YEAR-BY-YEAR TOTAL RETURN shows how volatile the fund has been: how much the difference has been, historically, between its best years and worst years. In general, funds with higher average annual total returns will also have higher volatility. The bar chart includes the effects of fund expenses, but not sales charges. If sales charges had been included, returns would have been less than shown.

- AVERAGE ANNUAL TOTAL RETURN is a measure of the fund's performance over time. It is determined by taking the fund's performance over a given period and expressing it as an average annual rate.

  Three different measures of average annual total return are shown: (1) Return Before Taxes, (2) Return After Taxes on Distributions (Pre-Liquidation) and
  (3) Return After Taxes on Distributions and Sale of Fund Shares
  (Post-Liquidation). After-tax returns are shown only for Class A shares. The after-tax returns for the other classes will vary.

  RETURN BEFORE TAXES includes the effects of fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.

  RETURN AFTER TAXES ON DISTRIBUTIONS includes the effects of fund expenses, applicable federal taxes with respect to distributions and maximum sales charges for Class A shares, and assumes that you continue to hold your shares at the end of the period.


  RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES includes the effects of fund expenses, applicable federal taxes with respect to distributions and any gain or loss realized upon sale of your shares, and maximum sales charges for Class A shares, and assumes that you sold all of your shares at the end of the period.


  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

  Also included are two independent measures of performance. The Merrill Lynch Government Master Index is an unmanaged index of fixed-rate U.S. Treasury and agency securities. The Lipper General U.S. Government Funds Index shows the performance of a category of mutual funds with similar goals. The Lipper index, which is also unmanaged, shows you how well the fund has done compared to competing funds.

  While the fund does not seek to match the returns or the volatility of any index, these indices can be used as rough guides when gauging the return of this and other investments. When making comparisons, keep in mind that none of the indices includes the effect of sales charges. Also, even if your portfolio were identical to the Merrill Lynch Government Master Index, your returns would always be lower, because this index does not include brokerage or administrative expenses.

  Keep in mind that past performance is no guarantee of future results.

                                INVESTOR EXPENSES


                                                                                   CLASS DESCRIPTIONS BEGIN ON PAGE 9
                                                                          ---------------------------------------------------
SHAREHOLDER FEES (% OF OFFERING PRICE)                                    CLASS A   CLASS B(1)   CLASS B   CLASS C    CLASS S
-----------------------------------------------------------------------------------------------------------------------------
                                 Maximum front-end sales charge (load)     4.50(a)     0.00        0.00      0.00       0.00
                                 Maximum deferred sales charge (load)      0.00(a)     5.00        5.00      1.00       0.00

ANNUAL FUND OPERATING EXPENSES (% OF AVERAGE NET ASSETS)                  CLASS A   CLASS B(1)   CLASS B   CLASS C    CLASS S
-----------------------------------------------------------------------------------------------------------------------------
                                 Management fee                            0.58        0.58        0.58      0.58       0.58
                                 Service/distribution (12b-1) fees         0.30(b)     1.00        1.00      1.00       0.00
                                 Other expenses                            0.29        0.29        0.29      0.29       0.29
                                                                           ----        ----        ----      ----       ----
                                 TOTAL ANNUAL FUND OPERATING EXPENSES*     1.17        1.87        1.87      1.87       0.87
                                                                           ----        ----        ----      ----       ----
                                 *BECAUSE SOME OF THE FUND'S EXPENSES
                                 HAVE BEEN REDUCED THROUGH EXPENSE
                                 OFFSET ARRANGEMENTS, ACTUAL TOTAL
                                 OPERATING EXPENSES FOR THE PRIOR
                                 YEAR WERE:                                1.16        1.86        1.86      1.86       0.86

EXAMPLE                          YEAR                            CLASS A    CLASS B(1)      CLASS B       CLASS C     CLASS S
-----------------------------------------------------------------------------------------------------------------------------
                                 1                               $   564    $690/$190      $690/$190     $290/$190    $    89
                                 3                               $   805    $888/$588      $888/$588       $588       $   278
                                 5                               $ 1,065  $1,211/$1,011  $1,211/$1,011    $1,011      $   482
                                 10                              $ 1,806      $2,008         $2,008       $2,190      $ 1,073


(a)  EXCEPT FOR INVESTMENTS OF $1 MILLION OR MORE; SEE PAGE 10.

(b) THE TRUSTEES MAY INCREASE THE CURRENT SERVICE/DISTRIBUTION FEE RATE SHOWN FOR CLASS A SHARES AT ANY TIME, PROVIDED THAT THE FEES DO NOT EXCEED A MAXIMUM OF 0.40%.

[GRAPHIC]

UNDERSTANDING INVESTOR EXPENSES


  The information on the opposite page is designed to give you an idea of what you should expect to pay in expenses as an investor in the fund. The information is based on the fund's most recent fiscal year end and current results may be different.


- SHAREHOLDER FEES are costs that are charged to you directly. These fees are not charged on reinvestments or exchanges.

- ANNUAL FUND OPERATING EXPENSES are deducted from the fund's assets every year, and are thus paid indirectly by all fund investors.

- The EXAMPLE is designed to allow you to compare the costs of this fund with those of other funds. It assumes that you invested $10,000 over the years indicated, reinvested all distributions, earned a hypothetical 5% annual return and paid the maximum applicable sales charges. For Class B(1) and Class B shares, it also assumes the automatic conversion to Class A shares after eight years.

  When two numbers are shown separated by a slash, the first one assumes you sold all your shares at the end of the period, while the second assumes you stayed in the fund. When there is only one number, the costs would be the same either way.

  The figures in the example assume full annual expenses, and would be lower if they reflected the various expense reductions that may have been taken.

  Investors should keep in mind that the example is for comparison purposes only. The fund's actual performance and expenses may be higher or lower.

[GRAPHIC]

INVESTMENT MANAGEMENT


The fund's investment manager is State Street Research & Management Company, One Financial Center, Boston, Massachusetts 02111. The firm traces its heritage back to 1924 and the founding of one of America's first mutual funds. As of January 31, 2003 State Street Research, together with its affiliate SSR Realty, managed approximately $44 billion in assets, of which $31 billion represented institutional clients, $7 billion represented retail mutual funds, and $6 billion represented sub-advisory relationships.


The investment manager is responsible for the fund's investment and business activities, and receives the management fee as compensation. The management fee is 0.60% of the first $500 million of average net assets, annually, 0.55% of the next $500 million, and 0.50% of any amount over $1 billion. The investment manager is a subsidiary of MetLife Inc.

The State Street Research Fixed Income Team has been responsible for the fund's day-to-day portfolio management since March 2002. In managing the fund, the Fixed Income Team makes decisions with regard to duration targets, yield curve positioning and weightings of sectors and types of securities, among other things.

                                 YOUR INVESTMENT

[GRAPHIC]

OPENING AN ACCOUNT

If you are opening an account through a financial professional, he or she can assist you with all phases of your investment.

If you are investing through a large retirement plan or other special program, follow the instructions in your program materials.

To open an account without the help of a financial professional, please use the instructions on these pages.

[GRAPHIC]

CHOOSING A SHARE CLASS

The fund generally offers four share classes, each with its own sales charge and expense structure: Class A, Class B(1), Class C and Class S. The fund also offers Class B shares, but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds.

If you are investing a substantial amount and plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B(1) shares (if investing for at least six years) or Class C shares (if investing for less than six years). If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through financial professionals, you may be eligible to purchase Class S shares.

Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully. Your financial professional can help you choose the share class that makes the most sense for you.

CLASS A -- FRONT LOAD

- Initial sales charge of 4.50% or less

- Lower sales charges for larger investments; see sales charge schedule at right

- Lower annual expenses than Class B(1) or Class C shares because of lower service/distribution (12b-1) fee of up to 0.40%

CLASS B(1) -- BACK LOAD

- No initial sales charge

- Deferred sales charge of 5% or less on shares you sell within six years

- Annual service/distribution (12b-1) fee of 1.00%

- Automatic conversion to Class A shares after eight years, reducing future annual expenses

CLASS B -- BACK LOAD

- Available only to current Class B share-holders; see page 11 for details

CLASS C -- LEVEL LOAD

- No initial sales charge

- Deferred sales charge of 1%, paid if you sell shares within one year of purchase

- Lower deferred sales charge than Class B(1) shares

- Annual service/distribution (12b-1) fee of 1.00%

- No conversion to Class A shares after eight years, so annual expenses do not decrease

CLASS S -- SPECIAL PROGRAMS

- Available only through certain retirement accounts, advisory accounts of the investment manager and other special programs, including programs through financial professionals with recordkeeping and other services; these programs usually involve special conditions and separate fees (consult your financial professional or your program materials)

- No sales charges of any kind

- No service/distribution (12b-1) fees; annual expenses are lower than other share classes'

SALES CHARGES

CLASS A -- FRONT LOAD

                          THIS % IS      WHICH EQUALS
                           DEDUCTED        THIS % OF
WHEN YOU INVEST           FOR SALES        YOUR NET
THIS AMOUNT                CHARGES        INVESTMENT
-----------------------------------------------------
Up to $100,000               4.50            4.71
$100,000 to $250,000         3.50            3.63
$250,000 to $500,000         2.50            2.56
$500,000 to $1 million       2.00            2.04
$1 million or more                see below

With Class A shares, you pay a sales charge when you buy shares.

If you are investing $1 million or more (either as a lump sum or through any of the methods described on the application), you can purchase Class A shares without any sales charge. However, you may be charged a "contingent deferred sales charge" (CDSC) of up to 1% if you sell any shares within one year of purchasing them. See "Other CDSC Policies" on page 12.

Class A shares are also offered with low or no sales charges through various wrap-fee programs and other sponsored arrangements (consult your financial professional or your program materials).

CLASS B(1) -- BACK LOAD

                           THIS % OF NET ASSET VALUE
WHEN YOU SELL SHARES       AT THE TIME OF PURCHASE (OR
IN THIS YEAR AFTER YOU     OF SALE, IF LOWER) IS DEDUCTED
BOUGHT THEM                FROM YOUR PROCEEDS
---------------------------------------------------------
First year                              5.00
Second year                             4.00
Third year                              3.00
Fourth year                             3.00
Fifth year                              2.00
Sixth year                              1.00
Seventh or eighth year                  None

With Class B(1) shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for six years or less, as described in the table above. See "Other CDSC Policies" on page 12.

Class B(1) shares automatically convert to Class A shares after eight years; Class A shares have lower annual expenses.

CLASS B -- BACK LOAD

Class B shares are available only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds. Other investments made by current Class B shareholders will be in Class B(1) shares.

With Class B shares, you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for five years or less. The CDSC is a percentage of net asset value at the time of purchase (or of sale, if lower) and is deducted from your proceeds. When you sell shares in the first year after you bought them, the CDSC is 5.00%; second year, 4.00%; third year, 3.00%; fourth year, 3.00%; fifth year, 2.00%; sixth year or later, none. See "Other CSDC Policies" on page 12.

Class B shares automatically convert to Class A shares after eight years.

CLASS C -- LEVEL LOAD

                           THIS % OF NET ASSET VALUE
WHEN YOU SELL SHARES       AT THE TIME OF PURCHASE (OR
IN THIS YEAR AFTER YOU     OF SALE, IF LOWER) IS DEDUCTED
BOUGHT THEM                FROM YOUR PROCEEDS
---------------------------------------------------------
First year                              1.00
Second year or later                    None

With Class C shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for one year or less, as described in the table above. See "Other CDSC Policies" below.

Class C shares currently have the same annual expenses as Class B(1) shares, but never convert to Class A shares.

CLASS S -- SPECIAL PROGRAMS

Class S shares have no sales charges.

OTHER CDSC POLICIES

The CDSC will be based on the net asset value of the shares at the time of purchase (or of sale, if lower). Any shares acquired through reinvestment are not subject to the CDSC. There is no CDSC on exchanges into other State Street Research funds, and the date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange. To ensure that you pay the lowest CDSC possible, the fund will always use the shares with the lowest CDSC to fill your sell requests.


The CDSC is waived on shares sold for mandatory retirement distributions or for distributions because of disability or death. Consult your financial professional or the State Street Research Service Center for more information.


[GRAPHIC]

UNDERSTANDING SERVICE/DISTRIBUTION FEES

As noted in the descriptions on pages 9 through 12, all share classes except Class S have an annual service/distribution fee, also called a 12b-1 fee.


The fund may pay certain service and distribution fees for a class out of fund assets, as allowed under the 12b-1 plan for the class. Because 12b-1 fees are an ongoing expense, they will increase the cost of your investment and, over time, could potentially cost you more than if you had paid other types of sales charges. For that reason, you should consider the effects of 12b-1 fees as well as sales loads when choosing a share class.


Some of the 12b-1 fees are used to compensate those financial professionals who sell fund shares and provide ongoing service to shareholders. The table on the next page shows how these professionals' commissions are calculated.

The fund may continue to pay 12b-1 fees even if the fund is subsequently closed to new investors.

[GRAPHIC]

DEALER COMPENSATION

Financial professionals who sell shares of State Street Research funds and per-form services for fund investors may receive sales commissions, annual fees and other compensation. These are paid by the fund's distributor, using money from sales charges, service/distribution (12b-1) fees and its other resources.

Brokers and agents may charge a transaction fee on orders of fund shares placed directly through them. The distributor may pay its affiliate MetLife Securities, Inc. additional compensation of up to 0.25% of certain sales or assets.

DEALER COMMISSIONS %                 CLASS A    CLASS B(1) CLASS B  CLASS C  CLASS S
------------------------------------------------------------------------------------
Sales commission                    See below      4.00      4.00    1.00     0.00
  Investments up to $100,000          4.00           --        --      --       --
  $100,000 to $250,000                3.00           --        --      --       --
  $250,000 to $500,000                2.00           --        --      --       --
  $500,000 to $1 million              1.75           --        --      --       --
  $1 million and over(a)
    First $1 million to $3 million    1.00           --        --      --       --
    Next $2 million                   0.75           --        --      --       --
    Next $2 million                   0.50           --        --      --       --
    Amount over $7 million            0.25           --        --      --       --
Annual fee                            0.25         0.25      0.25    1.00     0.00

BROKERS FOR PORTFOLIO TRADES

When placing trades for the fund's portfolio, State Street Research chooses brokers that provide the best execution (a term defined by service as well as price), but may also consider the sale of shares of the State Street Research funds by the broker.

(a) IF YOUR FINANCIAL PROFESSIONAL DECLINES THIS COMMISSION, THE ONE-YEAR CDSC ON YOUR INVESTMENT IS WAIVED.

                           BUYING AND SELLING SHARES

[GRAPHIC]

POLICIES FOR BUYING SHARES

Once you have chosen a share class, the next step is to determine the amount you want to invest.

MINIMUM INITIAL INVESTMENTS:

- $1,000 for accounts that use the Investamatic program(a)

- $2,000 for Individual Retirement Accounts(a)

- $2,500 for all other accounts

MINIMUM ADDITIONAL INVESTMENTS:

- $50 for any account


Complete a fund application. You can avoid future inconvenience by signing up now for any services you might later use.

TIMING OF REQUESTS All requests received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Orders received thereafter will be executed the next day the fund is open for regular business, at that day's closing share price.


WIRE TRANSACTIONS Funds may be wired between 8:00 a.m. and 4:00 p.m. eastern time. To make a same-day wire investment, please notify State Street Research by 12:00 noon of your intention to wire funds, and make sure your wire arrives by 4:00 p.m. If the New York Stock Exchange closes before 4:00 p.m. eastern time, you may be unable to make a same-day wire investment. Your bank may charge a fee for wiring money.

(a) EXCEPT $500 FOR INDIVIDUAL RETIREMENT ACCOUNTS DURING SPECIAL PROMOTIONAL PERIODS.

                         INSTRUCTIONS FOR BUYING SHARES

                 TO OPEN AN ACCOUNT                                          TO ADD TO AN ACCOUNT
[GRAPHIC]

THROUGH A        Consult your financial professional or your program         Consult your financial professional or your program
PROFESSIONAL     materials.                                                  materials.
OR PROGRAM

[GRAPHIC]

BY MAIL          Make your check payable to "State Street Research Funds."   Fill out an investment slip from an account statement
                 Forward the check and your application to State Street      or indicate the fund name and account number on your
                 Research.                                                   check. Make your check payable to "State Street
                                                                             Research Funds." Forward the check and slip to State
                                                                             Street Research.

[GRAPHIC]

BY FEDERAL       Call to obtain an account number and forward your           Call State Street Research to obtain a control number.
FUNDS WIRE       application to State Street Research. Wire funds using      Instruct your bank to wire funds to:
                 the instructions at right.                                  - State Street Bank and Trust Company, Boston, MA
                                                                             - ABA: 011000028
                                                                             - BNF: fund name and share class you want to buy
                                                                             - AC: 99029761
                                                                             - OBI: your name AND your account number
                                                                             - Control: the number given to you by State Street
                                                                               Research

[GRAPHIC]

BY ELECTRONIC    Verify that your bank is a member of the ACH (Automated     Call State Street Research to verify that the necessary
FUNDS TRANSFER   Clearing House) system. Forward your application to State   bank information is on file for your account. If it is,
(ACH)            Street Research. Please be sure to include the              you may request a transfer by telephone or Internet. If
                 appropriate bank information. Call State Street Research    not, please ask State Street Research to provide you
                 to request a purchase.                                      with an EZ Trader application.

[GRAPHIC]

BY INVESTAMATIC  Forward your application, with all appropriate sections     Call State Street Research to verify that Investamatic
                 completed, to State Street Research, along with a check     is in place on your account, or to request a form to
                 for your initial investment payable to "State Street        add it. Investments are automatic once Investamatic is
                 Research Funds."                                            in place.

[GRAPHIC]

BY EXCHANGE      Read the prospectus for the fund into which you are         Read the prospectus for the fund into which you are
                 exchanging. Call State Street Research or visit our web     exchanging. Call State Street Research or visit our web
                 site.                                                       site.

STATE STREET RESEARCH SERVICE CENTER                   INTERNET www.ssrfunds.com
PO Box 8408,
Boston, MA 02266-8408
CALL TOLL-FREE: 1-87-SSR-FUNDS (1-877-773-8637)
(business days 8:00 a.m. - 6:00 p.m., eastern time)

[GRAPHIC]

POLICIES FOR SELLING SHARES

CIRCUMSTANCES THAT REQUIRE WRITTEN REQUESTS Please submit instructions in writing when any of the following apply:

- you are selling more than $100,000 worth of shares

- the name or address on the account has changed within the last 30 days

- you want the proceeds to go to a name or address not on the account registration

- you are transferring shares to an account with a different registration or share class

- you are selling shares held in a corporate or fiduciary account; for these accounts, additional documents are required:

  CORPORATE ACCOUNTS: certified copy of a corporate resolution

  FIDUCIARY ACCOUNTS: copy of power of attorney or other governing document

To protect your account against fraud, all signatures on these documents must be guaranteed. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.

INCOMPLETE SELL REQUESTS State Street Research will attempt to notify you promptly if any information necessary to process your request is missing.


TIMING OF REQUESTS All requests received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Requests received thereafter will be executed the next day the fund is open for regular business, at that day's closing share price.


WIRE TRANSACTIONS Proceeds sent by federal funds wire must total at least $5,000. A fee of $7.50 will be deducted from all proceeds sent by wire, and your bank may charge an additional fee to receive wired funds.


OVERNIGHT DELIVERY A shareholder may request that redemption proceeds be sent by check via overnight delivery. A $10 fee will be deducted from either the shareholder's remaining account balance or from the proceeds of the redemption.


SELLING RECENTLY PURCHASED SHARES If you sell shares before the check or electronic funds transfer (ACH) for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase was recorded (in rare cases, longer). If you open an account with shares purchased by wire, you cannot sell those shares until your application has been processed.

                         INSTRUCTIONS FOR SELLING SHARES

                                    TO SELL SOME OR ALL OF YOUR SHARES
[GRAPHIC]

THROUGH A PROFESSIONAL OR PROGRAM   Consult your financial professional or your program materials.

[GRAPHIC]

BY MAIL                             Send a letter of instruction, an endorsed stock power or share certificates (if you hold certificate shares) to State Street Research. Specify the fund, the account number and the dollar value or number of shares. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required (see facing page).

[GRAPHIC]

BY FEDERAL FUNDS WIRE               Check with State Street Research to make sure that a wire redemption privilege, including a bank designation, is in place on your account. Once this is established, you may place your request to sell shares with State Street Research. Proceeds will be wired to your pre-designated bank account. (See "Wire Transactions" on facing page.)

[GRAPHIC]

BY ELECTRONIC FUNDS TRANSFER (ACH)  Check with State Street Research to make sure that the EZ Trader feature, including a bank designation, is in place on your account. Once this is established, you may place your request to sell shares with State Street Research by telephone or Internet. Proceeds will be sent to your pre-designated bank account.

[GRAPHIC]

BY INTERNET                         Visit our web site. Certain limitations may apply.

[GRAPHIC]

BY TELEPHONE                        As long as the transaction does not require a written request (see facing page), you or your financial professional can sell shares by calling State Street Research. A check will be mailed to your address of record on the following business day.

[GRAPHIC]

BY EXCHANGE                         Read the prospectus for the fund into which you are exchanging. Call State Street Research or visit our web site.

[GRAPHIC]

BY SYSTEMATIC WITHDRAWAL PLAN       See plan information on page 21.

[GRAPHIC]

BY CHECK                            The checkwriting privilege is available for Class A and Class S shares only. If you have requested this privilege on your application you may write checks for amounts from $500 to
                                    $100,000.

STATE STREET RESEARCH SERVICE CENTER                   INTERNET www.ssrfunds.com
PO Box 8408,
Boston, MA 02266-8408
CALL TOLL-FREE: 1-87-SSR-FUNDS (1-877-773-8637)
(business days 8:00 a.m. - 6:00 p.m., eastern time)

[GRAPHIC]

ACCOUNT POLICIES

TELEPHONE AND INTERNET REQUESTS When you open an account you automatically receive telephone privileges, allowing you to place requests for your account by telephone. Your financial professional can also use these privileges to request exchanges or redemptions on your account. For your protection, all telephone calls are recorded.

You may also use our web site for submitting certain requests over the Internet.

As long as State Street Research takes certain measures to authenticate requests over the telephone or Internet for your account, you may be held responsible for unauthorized requests. Unauthorized telephone requests are rare, but if you want to protect yourself completely, you can decline the telephone privilege on your application. Similarly, you may choose not to use the Internet for your account. The fund may suspend or eliminate the telephone or Internet privileges at any time.

EXCHANGE PRIVILEGES There is no fee to exchange shares among State Street Research funds. Your new fund shares will be the equivalent class of your current shares. Any contingent deferred sales charges will continue to be calculated from the date of your initial investment.

You must hold Class A shares of any fund for at least 30 days before you may exchange them at net asset value for Class A shares of a different fund with a higher applicable sales charge.

Frequent exchanges can interfere with fund management and drive up costs for all shareholders. Because of this, the fund currently limits each account, or group of accounts under common ownership or control, to six exchanges per calendar year. The fund may change or eliminate the exchange privilege at any time, may limit or cancel any shareholder's exchange privilege and may refuse to accept any exchange request, particularly those associated with "market timing" strategies.

For Merrill Lynch customers, exchange privileges extend to Summit Cash Reserves Fund, which is related to the fund for purposes of investment and investor services.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $1,500, State Street Research may mail you a notice asking you to bring the account back up to $1,500 or close it out. If you do not take action within 60 days, State Street Research may either sell your shares and mail the proceeds to you at the address of record or, depending on the circumstances, may deduct an annual maintenance fee (currently $18).

THE FUND'S BUSINESS HOURS The fund is open the same days as the New York Stock Exchange (generally Monday through Friday). Fund representatives are available from 8:00 a.m. to 6:00 p.m. eastern time on these days.

CALCULATING SHARE PRICE The fund calculates its net asset value per share (NAV) every business day at the close of regular trading on the New York Stock Exchange (but not later than 4:00 p.m. eastern time). NAV is calculated by dividing the fund's net assets by the number of its shares outstanding.

In calculating its NAV, the fund uses the last reported sale price or quotation for portfolio securities. However, in cases where these are unavailable, or when the investment manager believes that subsequent events have rendered them unreliable, the fund may use fair-value estimates instead.

Because foreign securities markets are sometimes open on different days from U.S. markets, there may be instances when the value of the fund's portfolio changes on days when you cannot buy or sell fund shares.

REINSTATING RECENTLY SOLD SHARES For 120 days after you sell shares, you have the right to "reinstate" your investment by putting some or all of the proceeds into any currently available State Street Research fund at net asset value. Any CDSC you paid on the amount you are reinstating will be credited to your account. You may only use this privilege once in any twelve-month period with respect to your shares of a given fund.

ADDITIONAL POLICIES Please note that the fund maintains additional policies and reserves certain rights, including:

- In response to unusual market, political or other conditions, the fund may open for business and calculate its net asset value on days and at times that are different than described above

- Requirements for initial or additional investments, reinvestments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and other similar programs may be changed from time to time without further notice or supplement to this prospectus

- All orders to purchase shares are subject to acceptance by the fund

- At any time, the fund may change or discontinue its sales charge waivers and any of its order acceptance practices, and may suspend the sale of its shares

- The fund may delay sending you redemption proceeds for up to seven days, or longer if permitted by the SEC

- The fund reserves the right to redeem in kind

- To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the State Street Research Service Center promptly

[GRAPHIC]

TAX CONSIDERATIONS

Unless your investment is in a tax-deferred account, you may want to avoid:

- investing a large amount in the fund close to the end of its fiscal year or a calendar year (if the fund makes a distribution, you will receive some of your investment back as a taxable distribution)

- selling shares at a loss for tax purposes and investing in a substantially identical 21investment within 30 days before or after that sale (such a transaction is usually considered a "wash sale," and you will not be allowed to claim a tax loss in the current year)

[GRAPHIC]

DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund distributes its net income and net capital gains to shareholders. Using projections of its future income, the fund declares dividends daily and pays them monthly. Net capital gains, if any, are distributed in December. The fund's fiscal year end is October 31.

You may have your distributions reinvested in the fund, invested in a different State Street Research fund, deposited in a bank account or mailed out by check. If you do not give State Street Research other instructions, your distributions will automatically be reinvested in the fund.

TAX EFFECTS OF DISTRIBUTIONS AND TRANSACTIONS In general, any dividends and short-term capital gains distributions you receive from the fund are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as capital gains -- in most cases, at a different rate from that which applies to ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long the fund has held the portfolio securities it sold. It does not depend on how long you have owned your fund shares or whether you reinvest your distributions.

Every year, the fund will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year.

The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange is the same as a sale.

Your investment in the fund could have additional tax consequences. Please consult your tax professional for assistance.

BACKUP WITHHOLDING By law, the fund must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

[GRAPHIC]

INVESTOR SERVICES

INVESTAMATIC PROGRAM Use Investamatic to set up regular automatic investments in the fund from your bank account. You determine the frequency and amount of your investments.

SYSTEMATIC WITHDRAWAL PLAN This plan is designed for retirees and other investors who want regular withdrawals from a fund account. The plan is free and allows you to withdraw up to 12% of your fund assets a year (minimum $50 per withdrawal) without incurring any contingent deferred sales charges. Certain terms and minimums apply.

EZ TRADER This service allows you to purchase or sell fund shares by telephone or over the Internet through the ACH (Automated Clearing House) system.

DIVIDEND ALLOCATION PLAN This plan automatically invests your distributions from the fund into another fund of your choice, without any fees or sales charges.


SYSTEMATIC EXCHANGE This plan allows you to systematically exchange money from one fund to up to four other funds. A minimum of $10,000 in the initial fund is required and any other funds must meet minimum initial investment requirements.


CALL 1-87-SSR-FUNDS (1-877-773-8637) FOR INFORMATION ON ANY OF THE SERVICES DESCRIBED ABOVE.

                                OTHER INFORMATION

[GRAPHIC]

OTHER SECURITIES AND RISKS

Each of the fund's portfolio securities and investment practices offers certain opportunities and carries various risks. Major investments and risk factors are outlined in the fund description starting on page 1. Below are brief descriptions of other securities and practices, along with their associated risks.

RESTRICTED OR ILLIQUID SECURITIES Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element.

FOREIGN INVESTMENTS Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. The fund may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell and the markets for them less efficient than for comparable U.S. securities. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

DERIVATIVES Derivatives, a category that includes options and futures, are financial instruments whose value derives from one or more securities, indices or currencies. The fund may use certain deriva23tives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. The fund may also use certain derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the fund.

SECURITIES LENDING The fund may seek additional income or fees by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the fund could lose money.

SHORT-TERM TRADING While the fund ordinarily does not trade securities for short-term profits, it will sell any security at the time it believes best, which may result in short-term trading. Short-term trading can increase the fund's transaction costs and may increase your tax liability if there are capital gains. In addition, foreign securities generally involve higher transaction costs per share traded.

WHEN-ISSUED SECURITIES The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

ZERO (OR STEP) COUPONS A zero coupon security is a debt security that is purchased and traded at a discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the fund and the fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may force the fund to liquidate portfolio securities at a disadvantageous time.

ASSET-BACKED SECURITIES Asset-backed securities represent interests in pools of debt (other than mortgage notes), such as credit card accounts. The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher, than expected. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

DEFENSIVE INVESTING The fund may take temporary defensive positions at times to avoid losses in response to adverse market, economic, political or other conditions. At such times, the fund may place up to 100% of total assets in cash or high-quality, short-term debt securities. To the extent that the fund does this, it is not pursuing its goal.

                              FINANCIAL HIGHLIGHTS

THESE HIGHLIGHTS ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S PERFORMANCE OVER THE PAST FIVE YEARS. THE INFORMATION IN THESE TABLES HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP, THE FUND'S INDEPENDENT ACCOUNTANTS. THEIR REPORT AND THE FUND'S FINANCIAL STATEMENTS ARE INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST. TOTAL RETURN FIGURES ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.


                                                                         CLASS A
                                                 ---------------------------------------------------------
                                                                    YEARS ENDED OCTOBER 31
                                                 ---------------------------------------------------------
PER SHARE DATA                                   2002(a)(f)     2001(a)    2000(a)     1999(a)     1998(a)
----------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR ($)               13.08       12.19      12.21       13.07       12.65
                                                 ----------     -------    -------     -------     -------
   Net investment income ($)                           0.51        0.74       0.75        0.74        0.78

   Net realized and unrealized gain (loss) on
   investments, options, forward contracts,
   foreign currency and futures contracts ($)          0.09        0.88       0.00       (0.85)       0.43
                                                 ----------     -------    -------     -------     -------
 TOTAL FROM INVESTMENT OPERATIONS ($)                  0.60        1.62       0.75       (0.11)       1.21
                                                 ----------     -------    -------     -------     -------
   Dividends from net investment income ($)           (0.69)      (0.73)     (0.77)      (0.75)      (0.79)
                                                 ----------     -------    -------     -------     -------
 TOTAL DISTRIBUTIONS ($)                              (0.69)      (0.73)     (0.77)      (0.75)      (0.79)
                                                 ----------     -------    -------     -------     -------
 NET ASSET VALUE, END OF YEAR ($)                     12.99       13.08      12.19       12.21       13.07
                                                 ==========     =======    =======     =======     =======
 Total return (%)(b)                                   4.82       13.66       6.41       (0.84)       9.85

RATIOS/SUPPLEMENTAL DATA

 Net assets at end of year ($ thousands)         $  556,251     514,750    474,054     480,643     518,651
 Expense ratio (%)                                     1.17        1.23       1.13        1.05        1.09
 Expense ratio after expense reductions (%)            1.16        1.22       1.13        1.04        1.09
 Ratio of net investment income
 to average net assets (%)                             4.02        5.87       6.21        5.86        6.11
 Portfolio turnover rate (%)                         175.05      134.55     148.88      213.70      160.89

                                                                       CLASS B(1)
                                                 -------------------------------------------------
                                                                 YEARS ENDED OCTOBER 31
                                                 -------------------------------------------------
PER SHARE DATA                                      2002(a)(f)   2001(a)     2000(a)    1999(a)(c)
--------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR ($)               12.98       12.11       12.14      12.97
                                                    -------      ------      ------     ------
   Net investment income ($)                           0.41        0.64        0.65       0.52

   Net realized and unrealized gain (loss) on
   investments, options, forward contracts,
   foreign currency and futures contracts ($)          0.10        0.87        0.01      (0.82)
                                                    -------      ------      ------     ------
 TOTAL FROM INVESTMENT OPERATIONS ($)                  0.51        1.51        0.66      (0.30)
                                                    -------      ------      ------     ------
   Dividends from net investment income ($)           (0.60)      (0.64)      (0.69)     (0.53)
                                                    -------      ------      ------     ------
 TOTAL DISTRIBUTIONS ($)                              (0.60)      (0.64)      (0.69)     (0.53)
                                                    -------      ------      ------     ------
 NET ASSET VALUE, END OF YEAR ($)                     12.89       12.98       12.11      12.14
                                                    =======      ======      ======     ======
 Total return (%)(b)                                   4.14       12.80        5.60      (2.31)(d)

RATIOS/SUPPLEMENTAL DATA

 Net assets at end of year ($ thousands)            120,766      75,219      34,533     24,250
 Expense ratio (%)                                     1.87        1.93        1.85       1.80(e)
 Expense ratio after expense reductions (%)            1.86        1.92        1.85       1.79(e)
 Ratio of net investment income
 to average net assets (%)                             3.29        5.12        5.44       5.01(e)
 Portfolio turnover rate (%)                         175.05      134.55      148.88     213.70

                                                                         CLASS B
                                                  -------------------------------------------------
                                                                YEARS ENDED OCTOBER 31
                                                  -------------------------------------------------
PER SHARE DATA                                    2002(a)(f) 2001(a)    2000(a)   1999(a)   1998(a)
---------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR ($)            13.02      12.15      12.17      13.03     12.61
                                                  ------     ------     ------    -------   -------
   Net investment income ($)                        0.43       0.65       0.65       0.64      0.68

   Net realized and unrealized gain (loss) on
   investments, options, forward contracts,
   foreign currency and futures contracts ($)       0.09       0.86       0.02      (0.84)     0.43
                                                  ------     ------     ------    -------   -------
 TOTAL FROM INVESTMENT OPERATIONS ($)               0.52       1.51       0.67      (0.20)     1.11
                                                  ------     ------     ------    -------   -------
   Dividends from net investment income ($)        (0.60)     (0.64)     (0.69)     (0.66)    (0.69)
                                                  ------     ------     ------    -------   -------
 TOTAL DISTRIBUTIONS ($)                           (0.60)     (0.64)     (0.69)     (0.66)    (0.69)
                                                  ------     ------     ------    -------   -------
 NET ASSET VALUE, END OF YEAR ($)                  12.94      13.02      12.15      12.17     13.03
                                                  ======     ======     ======    =======   =======
 Total return (%)(b)                                4.20      12.75       5.67      (1.58)     9.07

RATIOS/SUPPLEMENTAL DATA

 Net assets at end of year ($ thousands)          74,747     82,963     84,327    106,902   129,976
 Expense ratio (%)                                  1.87       1.93       1.85       1.80      1.84
 Expense ratio after expense reductions (%)         1.86       1.92       1.85       1.79      1.84
 Ratio of net investment income
 to average net assets (%)                          3.34       5.20       5.49       5.12      5.33
 Portfolio turnover rate (%)                      175.05     134.55     148.88     213.70    160.89

                                                                         CLASS C
                                                  --------------------------------------------------
                                                                 YEARS ENDED OCTOBER 31
                                                  --------------------------------------------------
PER SHARE DATA                                    2002(a)(f) 2001(a)    2000(a)    1999(a)   1998(a)
----------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR ($)            13.03      12.16      12.18      13.04     12.62
                                                  ------     ------     ------     ------    ------
   Net investment income ($)                        0.42       0.65       0.66       0.64      0.67

   Net realized and unrealized gain (loss) on
   investments, options, forward contracts,
   foreign currency and futures contracts ($)       0.10       0.86       0.01      (0.84)     0.44
                                                  ------     ------     ------     ------    ------
 TOTAL FROM INVESTMENT OPERATIONS ($)               0.52       1.51       0.67      (0.20)     1.11
                                                  ------     ------     ------     ------    ------
   Dividends from net investment income ($)        (0.60)     (0.64)     (0.69)     (0.66)    (0.69)
                                                  ------     ------     ------     ------    ------
 TOTAL DISTRIBUTIONS ($)                           (0.60)     (0.64)     (0.69)     (0.66)    (0.69)
                                                  ------     ------     ------     ------    ------
 NET ASSET VALUE, END OF YEAR ($)                  12.95      13.03      12.16      12.18     13.04
                                                  ======     ======     ======     ======    ======
 Total return (%)(b)                                4.19      12.74       5.66      (1.58)     9.06

RATIOS/SUPPLEMENTAL DATA

 Net assets at end of year ($ thousands)          31,641     24,507     19,512     25,818    27,659
 Expense ratio (%)                                  1.87       1.93       1.85       1.80      1.84
 Expense ratio after expense reductions (%)         1.86       1.92       1.85       1.79      1.84
 Ratio of net investment income
 to average net assets (%)                          3.30       5.17       5.50       5.11      5.28
 Portfolio turnover rate (%)                      175.05     134.55     148.88     213.70    160.89


(a)  PER-SHARE FIGURES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.
(b)  DOES NOT REFLECT ANY FRONT-END OR CONTINGENT DEFERRED SALES CHARGES.

(c)  JANUARY 1, 1999 (COMMENCEMENT OF SHARE CLASS) TO OCTOBER 31, 1999.

(d)  NOT ANNUALIZED.
(e)  ANNUALIZED.

(f) EFFECTIVE NOVEMBER 1, 2001, THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM ON ALL FIXED INCOME SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002, WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY $0.16, INCREASE NET REALIZED AND UNREALIZED GAIN PER SHARE BY $0.16, AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 1.24%. THE FINANCIAL HIGHLIGHTS FOR PERIODS PRIOR TO NOVEMBER 1, 2001, HAVE NOT BEEN RESTATED FOR THIS CHANGE IN POLICY.

                                                                                         CLASS S
                                                               -------------------------------------------------------
                                                                                 YEARS ENDED OCTOBER 31
                                                               -------------------------------------------------------
PER SHARE DATA                                                 2002(a)(f)  2001(a)     2000(a)     1999(a)     1998(a)
----------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR ($)                         13.06       12.18       12.20       13.06       12.64
                                                               ------      ------      ------      ------      ------
   Net investment income ($)                                     0.55        0.78        0.78        0.75        0.81

   Net realized and unrealized gain (loss) on investments,
   options, forward contracts, foreign currency and futures
   contracts ($)                                                 0.10        0.87        0.01       (0.83)       0.43
                                                               ------      ------      ------      ------      ------
 TOTAL FROM INVESTMENT OPERATIONS ($)                            0.65        1.65        0.79       (0.08)       1.24
                                                               ------      ------      ------      ------      ------
   Dividends from net investment income ($)                     (0.73)      (0.77)      (0.81)      (0.78)      (0.82)
                                                               ------      ------      ------      ------      ------
 TOTAL DISTRIBUTIONS ($)                                        (0.73)      (0.77)      (0.81)      (0.78)      (0.82)
                                                               ------      ------      ------      ------      ------
 NET ASSET VALUE, END OF YEAR ($)                               12.98       13.06       12.18       12.20       13.06
                                                               ======      ======      ======      ======      ======
 Total return (%)(b)                                             5.22       13.93        6.71       (0.60)      10.13

RATIOS/SUPPLEMENTAL DATA

 Net assets at end of year ($ thousands)                       15,338      13,775      13,418      18,373      31,468
 Expense ratio (%)                                               0.87        0.93        0.85        0.80        0.84
 Expense ratio after expense reductions (%)                      0.86        0.92        0.85        0.79        0.84
 Ratio of net investment income to average net assets (%)        4.33        6.18        6.39        5.94        6.38
 Portfolio turnover rate (%)                                   175.05      134.55      148.88      213.70      160.89


(a)  PER-SHARE FIGURES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.
(b)  DOES NOT REFLECT ANY FRONT-END OR CONTINGENT DEFERRED SALES CHARGES.

                               BOARD OF TRUSTEES

[GRAPHIC]

The Board of Trustees is responsible for supervising the operation of the fund. It establishes the fund's major policies, reviews investments, and provides guidance to the investment manager and others who provide services to the fund. The Trustees have diverse backgrounds and substantial experience in business and other areas.

RICHARD S. DAVIS
CHAIRMAN OF THE BOARD, PRESIDENT AND CHIEF EXECUTIVE OFFICER,
State Street Research & Management Company

BRUCE R. BOND
FORMER CHAIRMAN OF THE BOARD, CHIEF EXECUTIVE OFFICER AND PRESIDENT, PictureTel Corporation

STEVE A. GARBAN
FORMER SENIOR VICE PRESIDENT FOR FINANCE AND OPERATIONS AND TREASURER, The Pennsylvania State University

DEAN O. MORTON
FORMER EXECUTIVE VICE PRESIDENT, CHIEF OPERATING OFFICER AND DIRECTOR, Hewlett-Packard Company

SUSAN M. PHILLIPS
DEAN, School of Business and Public Management, George Washington University, FORMER MEMBER of the Board of Governors of the Federal Reserve System and CHAIRMAN AND COMMISSIONER of the Commodity Futures Trading Commission

TOBY ROSENBLATT
PRESIDENT, Founders Investments Ltd.

MICHAEL S. SCOTT MORTON
JAY W. FORRESTER PROFESSOR OF MANAGEMENT, Sloan School of Management, Massachusetts Institute of Technology

JAMES M. STOREY

ATTORNEY; FORMER PARTNER, Dechert

                                      NOTES

                                      NOTES

                           FOR ADDITIONAL INFORMATION

You can find additional information on the fund's structure and its performance in the following documents:

ANNUAL/SEMIANNUAL REPORTS While the prospectus describes the fund's potential investments, these reports detail the fund's actual investments as of the report date. Reports include a discussion by fund management of recent economic and market trends and fund performance. The annual report also includes the report of the fund's independent accountants on the fund's financial statements.


TICKER SYMBOLS
--------------------------------------
 Class A                         SSGIX
 Class B(1)                      SGIPX
 Class B                         SSGBX
 Class C                         SGIDX
 Class S                         SGISX


STATEMENT OF ADDITIONAL INFORMATION (SAI) A supplement to the prospectus, the SAI contains further information about the fund and its investment limitations and policies. A current SAI for this fund is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus).

IF YOU HAVE QUESTIONS ABOUT THE FUND OR WOULD LIKE TO REQUEST A FREE COPY OF THE CURRENT ANNUAL/SEMIANNUAL REPORT OR SAI, CONTACT STATE STREET RESEARCH OR YOUR FINANCIAL PROFESSIONAL.

[STATE STREET RESEARCH LOGO]

Service Center
P.O. Box 8408, Boston, MA 02266-8408
Telephone: 1-87-SSR-FUNDS (1-877-773-8637)
Internet: www.ssrfunds.com


YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUND, INCLUDING THE SAI AND CERTAIN OTHER FUND DOCUMENTS, ON THE SEC'S EDGAR DATABASE ON THE INTERNET AT www.sec.gov, BY ELECTRONIC REQUEST AT publicinfo@sec.gov, IN PERSON AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC (TELEPHONE 1-202-942-8090) OR BY MAIL BY SENDING YOUR REQUEST, ALONG WITH A DUPLICATING FEE, TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, DC 20549-6009.


PROSPECTUS


                                                                    GI-1423-0303
SEC File Number: 811-4911                        Control Number: (exp0304)SSR-LD

[GRAPHIC]

[STATE STREET RESEARCH LOGO]

INTERNATIONAL EQUITY FUND


PROSPECTUS - MARCH 1, 2003


AN AGGRESSIVE GROWTH FUND INVESTING IN STOCKS OF FOREIGN COMPANIES.

THIS PROSPECTUS HAS INFORMATION YOU SHOULD KNOW BEFORE YOU INVEST. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR INVESTMENT RECORDS.


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PENDING SHAREHOLDER APPROVAL AT A SPECIAL MEETING OF SHAREHOLDERS TENTATIVELY SCHEDULED FOR APRIL 2003, THE STATE STREET RESEARCH INTERNATIONAL EQUITY FUND WILL BE REORGANIZED INTO THE QUANT FOREIGN VALUE FUND, A SERIES OF QUANTITATIVE GROUP OF FUNDS. FOR MORE INFORMATION ON THE QUANT FOREIGN VALUE FUND, PLEASE CALL 1-800-326-2151 FOR A FREE PROSPECTUS. FOR MORE INFORMATION ON THE INTERIM INVESTMENT MANAGEMENT OF THE STATE STREET RESEARCH INTERNATIONAL EQUITY FUND, SEE PAGE 8 OF THIS PROSPECTUS.

   CONTENTS

         1   THE FUND

         1   Goal and Strategies
         2   Principal Risks
         4   Volatility and Performance
         6   Investor Expenses
         8   Investment Management

         9   YOUR INVESTMENT

         9   Opening an Account
         9   Choosing a Share Class
        10   Sales Charges
        13   Dealer Compensation
        14   Buying and Selling Shares
        18   Account Policies
        20   Distributions and Taxes
        21   Investor Services

        22   OTHER INFORMATION

        22   Other Securities and Risks
        24   Financial Highlights
        28   Board of Trustees

Back Cover   FOR ADDITIONAL INFORMATION

                                    THE FUND

[GRAPHIC]

GOAL AND STRATEGIES

GOAL The fund seeks to provide long-term growth of capital by investing primarily in common stocks and equity-related securities of non-U.S. companies.

PRINCIPAL STRATEGIES Under normal market conditions, the fund invests at least 80% of net assets in common stocks and equity-related securities, including preferred stocks, convertible securities, warrants and depositary receipts. The fund invests at least 65% of total assets in foreign securities. These investments may include companies established anywhere in the world, and the fund expects to invest in a mix of developed and emerging markets.

In managing its portfolio, the fund allocates assets among geographic regions and individual countries, based on analysis of global economic and financial conditions. This analysis may include an examination of the outlook for various regions and countries, encompassing such factors as growth, inflation, government policies and currency exchange rates.

In selecting individual stocks, the fund applies elements of growth investing and value investing to international markets. It looks for companies of any size that appear to offer the potential for above-average growth or to be undervalued. The fund may also consider emerging growth companies: companies that may be less mature and appear to have the potential for rapid growth. The fund uses research to identify attractive companies, examining such features as a firm's financial condition, business prospects, competitive position and business strategy. The fund

[SIDENOTE]

[GRAPHIC]

WHO MAY WANT TO INVEST

State Street Research International Equity Fund is designed for investors who seek one or more of the following:

- an aggressive stock fund for a long-term goal

- a fund to complement a portfolio of more conservative investments

- a fund to complement a portfolio of U.S. investments

- an investment that offers exposure to a variety of foreign markets

The fund is NOT appropriate for investors who:

- want to avoid high volatility or possible losses

- are making short-term investments

- are investing emergency reserve money

- are seeking regular income
looks for companies that have good current or prospective earnings and strong management teams. At any given time, the fund may emphasize a particular region of the world, industry or company size.

The fund reserves the right to invest up to 20% of total assets in other securities and instruments of U.S. and foreign issuers. These may include bonds rated investment-grade at the time of purchase and their unrated equivalents, as well as money market instruments. The fund may buy and sell foreign currencies, either for immediate or future delivery, to hedge its positions in foreign securities or enhance returns.

The fund may adjust the composition of its portfolio as market conditions and economic outlooks change. For more information about the fund's investments and practices, see page 22.

[GRAPHIC]

PRINCIPAL RISKS

Because the fund invests primarily in stocks that are publicly traded outside the U.S., its major risks are those of stock investing, including sudden and unpredictable drops in value resulting from market fluctuations and the potential for periods of lackluster or negative performance.

Foreign securities present additional risks beyond those of U.S. securities. In particular, they are generally more volatile and less liquid than their counterparts in the U.S., for reasons that may include unstable political and economic climates, lack of standardized accounting practices and markets that are smaller and therefore more sensitive to trading activity. Changes in currency exchange rates have the potential to reduce or eliminate certain gains achieved in securities markets or create net losses. All of these risks are usually higher in emerging markets, such as most countries in Southeast Asia, Eastern Europe, Latin America and Africa. The success of the fund's investment strategy depends largely on the portfolio manager's skill in allocating assets geographically and in assessing the potential of the stocks the fund buys.

The fund's management approach, which may include short-term trading, could cause the fund's portfolio turnover rate to be above-average for a stock fund. High turnover will increase the fund's brokerage costs and may increase your tax liability if there are capital gains. In addition, foreign securities generally involve higher brokerage costs per share traded than comparable U.S. securities.

The fund's goal, investment strategies, and most other investment policies may be changed without shareholder approval.

The fund's shares will rise and fall in value and there is a risk that you could lose money by investing in the fund. Also, the fund cannot be certain that it will achieve its goal. Finally, fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

INFORMATION ON OTHER SECURITIES AND RISKS APPEARS ON PAGE 22.

A "SNAPSHOT" OF THE FUND'S INVESTMENTS MAY BE FOUND IN THE CURRENT ANNUAL OR SEMIANNUAL REPORT (SEE BACK COVER).

[SIDENOTE]

[GRAPHIC]

CURRENCY FLUCTUATIONS AND PERFORMANCE

When a U.S. investor buys a U.S. stock, there's no currency exchange involved, so the performance of the stock is the factor that determines the investor's return. But when a U.S. investor buys stock on a foreign market, the investor's return is determined not only by the performance of the stock, but also by changes in currency exchange rates.

Let's say a mutual fund based in the U.S. buys a foreign stock and sells it after one year. The fund will first exchange some U.S. dollars into the local currency, then buy the foreign stock in that currency. If the stock rises 8% in that one-year period and the exchange rate between the foreign currency and the dollar remains the same, then the fund will earn an 8% return (minus transaction costs).

Now let's say the exchange rate fell by 3% during that period. The fund would have made 8% on the stock, but the drop in currency would have reduced this gain. Conversely, if the exchange rate rose by 3%, the fund would see a larger gain, because both the stock and the currency would have gone up.

Foreign stock prices and currency exchange rates can move in the same direction or in different directions during any given period. So currency risk can sometimes increase gains in or reduce losses from a stock's performance, and sometimes reduce gains and increase losses.

                           VOLATILITY AND PERFORMANCE

[CHART]


YEAR-BY-YEAR TOTAL RETURN (CLASS A)(a)



                                    YEARS ENDED DECEMBER 31
---------------------------------------------------------------------------------------------
1993       1994     1995    1996     1997     1998     1999      2000      2001       2002
52.36%     8.03%   (0.31)%  (1.86)%  (4.84)%  23.20%   49.21%    (11.78)%  (23.35)%  (19.64)%


- BEST QUARTER: fourth quarter 1999, up 33.80%

- WORST QUARTER: third quarter 2002, down 20.06%



                                                                                              AS OF DECEMBER 31, 2002
                                                                                          -------------------------------
   AVERAGE ANNUAL TOTAL RETURNS (AT MAXIMUM APPLICABLE SALES CHARGE)(a)                   1 YEAR     5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------------------------
   CLASS A                   Return Before Taxes (%)                                      (24.26)     (1.20)       3.73
                             Return After Taxes on Distributions                          (24.26)     (1.70)       3.04
                             Return After Taxes on Distributions and Sale of Fund Shares  (14.78)     (0.85)       2.93
   CLASS B(1)(b)             Return Before Taxes (%)                                      (24.14)     (1.11)       3.67
   CLASS B                   Return Before Taxes (%)                                      (24.14)     (1.11)       3.67
   CLASS C                   Return Before Taxes (%)                                      (21.07)     (0.75)       3.67
   CLASS S                   Return Before Taxes (%)                                      (19.36)      0.24        4.60
   MSCI EAFE(R) FUNDS INDEX  Return Before Taxes (%)                                      (15.94)     (2.89)       4.00
   LIPPER INTERNATIONAL
     FUNDS INDEX             Return Before Taxes (%)                                      (13.83)     (1.64)      (5.56)



(a) PRIOR TO DECEMBER 6, 2002, THE FUND WAS MANAGED BY STATE STREET RESEARCH & MANAGEMENT COMPANY. PERFORMANCE AFTER DECEMBER 6, 2002, REFLECTS THE MANAGEMENT OF QUANTITATIVE INVESTMENT ADVISORS, INC. FOR DETAILS, SEE
     PAGE 8.
(b) PERFORMANCE FOR CLASS B(1) REFLECTS CLASS B PERFORMANCE THROUGH DECEMBER 31, 1998. CLASS B(1) WAS INTRODUCED ON JANUARY 1, 1999.

[GRAPHIC]

UNDERSTANDING VOLATILITY AND PERFORMANCE

The bar chart and table on the opposite page are designed to show two aspects of the fund's track record:

- YEAR-BY-YEAR TOTAL RETURN shows how volatile the fund has been: how much the difference has been, historically, between its best years and worst years. In general, funds with higher average annual total returns will also have higher volatility. The bar chart includes the effects of fund expenses, but not sales charges. If sales charges had been included, returns would have been less than shown.

- AVERAGE ANNUAL TOTAL RETURN is a measure of the fund's performance over time. It is determined by taking the fund's performance over a given period and expressing it as an average annual rate.

Three different measures of average annual total return are shown: (1) Return Before Taxes, (2) Return After Taxes on Distributions (Pre-Liquidation) and (3) Return After Taxes on Distributions and Sale of Fund Shares (Post-Liquidation). After-tax returns are shown only for Class A shares. The after-tax returns for the other classes will vary.

RETURN BEFORE TAXES includes the effects of fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.

RETURN AFTER TAXES ON DISTRIBUTIONS includes the effects of fund expenses, applicable federal taxes with respect to distributions and maximum sales charges for Class A shares, and assumes that you continue to hold your shares at the end of the period.

RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES includes the effects of fund expenses, applicable federal taxes with respect to distributions and any gain or loss realized upon sale of your shares, and maximum sales charges for Class A shares, and assumes that you sold all of your shares at the end of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Also included are two independent measures of performance. The MSCI EAFE(R) Index is an unmanaged index of stocks from Europe, Australia and the Far East. The Lipper International Funds Index, which is also unmanaged, shows you how well the fund has done compared to competing funds.

While the fund does not seek to match the returns or volatility of any index, these indices can be used as rough guides when gauging the return of this and other investments. When making comparisons, keep in mind that none of the indices includes the effect of sales charges. Also, even if your stock portfolio were identical to the MSCI EAFE(R)Index, your returns would always be lower, because that index does not include brokerage or administrative expenses.

Also, the returns in both the bar chart and the table would have been lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.

Keep in mind that past performance is no guarantee of future results.

                                INVESTOR EXPENSES

                                                                                    CLASS DESCRIPTIONS BEGIN ON PAGE 9
                                                                            ----------------------------------------------------
SHAREHOLDER FEES (% of offering price)                                      CLASS A   CLASS B(1)    CLASS B   CLASS C    CLASS S
--------------------------------------------------------------------------------------------------------------------------------
                               Maximum front-end sales charge (load)          5.75(a)    0.00        0.00      0.00      0.00
                               Maximum deferred sales charge (load)           0.00(a)    5.00        5.00      1.00      0.00
                               Redemption Fee(b)                              1.00       0.00        0.00      0.00      0.00

ANNUAL FUND OPERATING EXPENSES (% of average net assets)                    CLASS A   CLASS B(1)    CLASS B   CLASS C    CLASS S
--------------------------------------------------------------------------------------------------------------------------------
                               Management fee                                 0.95       0.95        0.95      0.95      0.95
                               Service/distribution (12b-1) fees              0.30(c)    1.00        1.00      1.00      0.00
                               Other expenses                                 1.33       1.33        1.33      1.33      1.33
                                                                              ----       ----        ----      ----      ----
                               TOTAL ANNUAL FUND OPERATING EXPENSES*          2.58       3.28        3.28      3.28      2.28
                                                                              ====       ====        ====      ====      ====
                               * BECAUSE SOME OF THE FUND'S EXPENSES HAVE
                                 BEEN SUBSIDIZED, OR REDUCED THROUGH EXPENSE
                                 OFFSET ARRANGEMENTS, ACTUAL TOTAL OPERATING
                                 EXPENSES FOR THE PRIOR YEAR WERE:            1.95       2.65        2.65      2.65      1.65

                               THE FUND EXPECTS THE EXPENSE SUBSIDY TO
                               CONTINUE THROUGH THE CURRENT FISCAL YEAR,
                               ALTHOUGH THERE IS NO GUARANTEE THAT IT WILL.


EXAMPLE                                YEAR                  CLASS A   CLASS B(1)        CLASS B     CLASS C    CLASS S
-----------------------------------------------------------------------------------------------------------------------
                                       1                     $   821    $831/$331       $831/$331   $431/$331   $   231

                                       3                     $ 1,331  $1,310/$1,010   $1,310/$1,010  $1,010     $   712

                                       5                     $ 1,867  $1,912/$1,712   $1,912/$1,712  $1,712     $ 1,220

                                       10                    $ 3,322    $3,417           $3,417      $3,576     $ 2,615


(a)  EXCEPT FOR INVESTMENTS OF $1 MILLION OR MORE; SEE PAGE 10.
(b) THE REDEMPTION FEE MAY APPLY TO SHARE PURCHASES THAT ARE HELD LESS THAN 30 DAYS. THE REDEMPTION FEE MAY NOT APPLY IN CERTAIN CIRCUMSTANCES, SUCH AS REDEMPTION ON 401(k) PLANS, AND IN THE EVENT OF A SHAREHOLDER'S DEATH OR DISABILITY. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION.
(c) THE TRUSTEES MAY INCREASE THE CURRENT SERVICE/DISTRIBUTION FEE RATE SHOWN FOR CLASS A SHARES AT ANY TIME, PROVIDED THAT THE FEES DO NOT EXCEED A MAXIMUM OF 0.40%.

[GRAPHIC]

UNDERSTANDING INVESTOR EXPENSES

The information on the opposite page is designed to give you an idea of what you should expect to pay in expenses as an investor in the fund. The information is based on the fund's most recent fiscal year end and current results may be different.

- SHAREHOLDER FEES are costs that are charged to you directly. These fees are not charged on reinvestments or exchanges.

- ANNUAL FUND OPERATING EXPENSES are deducted from the fund's assets every year, and are thus paid indirectly by all fund investors.

- The EXAMPLE is designed to allow you to compare the costs of this fund with those of other funds. It assumes that you invested $10,000 over the years indicated, reinvested all distributions, earned a hypothetical 5% annual return and paid the maximum applicable sales charges. For Class B(1) and Class B shares, it also assumes the automatic conversion to Class A shares after eight years.

When two numbers are shown separated by a slash, the first one assumes you sold all your shares at the end of the period, while the second assumes you stayed in the fund. When there is only one number, the costs would be the same either way.

The figures in the example assume full annual expenses, and would be lower if they reflected the various expense reductions that may have been taken.

Investors should keep in mind that the example is for comparison purposes only. The fund's actual performance and expenses may be higher or lower.

[GRAPHIC]

INVESTMENT MANAGEMENT

The fund's investment manager is Quantitative Investment Advisors, Inc. ("Quantitative"), 55 Old Bedford Road, Lincoln, Massachusetts 01773. Quantitative is the investment manager of the fund pursuant to an interim investment advisory agreement dated December 6, 2002. Quantitative employs Polaris Capital Management, Inc., 125 Summer Street, Boston, Massachusetts 02110 ("Polaris") to serve as the subadviser to the fund, pursuant to an interim subadvisory agreement dated December 6, 2002. At a Special Meeting of Shareholders tentatively scheduled for April 2003, shareholders of the fund will be asked to approve (1) a reorganization of the fund into the Quant Foreign Value Fund, (2) a new investment advisory agreement between the fund and Quantitative, and (3) a new subadvisory agreement between Quantitative and Polaris. For more details of the proposed transaction, please call 1-877-773-8637 for a copy of the proxy statement.


The interim investment advisory and subadvisory agreements will expire if they are not approved by shareholders of the fund at the Special Meeting. The Board of Trustees would then consider what further actions to take with respect to the management of the fund.


The investment manager is responsible for the fund's investment and business activities, and receives the management fee (0.95% of average net assets annually) as compensation. The subadvisory fee (payable by Quantitative, not the fund) is 0.20% of average net assets annually.

Mr. Bernard R. Horn, Jr. has been responsible for the fund's day-to-day portfolio management since December 2002. Mr. Horn is the founder of Polaris. Prior to founding Polaris in 1995, Mr. Horn worked as a portfolio manager at Horn & Company, Freedom Capital Management Corporation and MDT Advisers, Inc.

                                 YOUR INVESTMENT

[GRAPHIC]

OPENING AN ACCOUNT

If you are opening an account through a financial professional, he or she can assist you with all phases of your investment.

If you are investing through a large retirement plan or other special program, follow the instructions in your program materials.

To open an account without the help of a financial professional, please use the instructions on these pages.

[GRAPHIC]

CHOOSING A SHARE CLASS


The fund generally offers four share classes, each with its own sales charge and expense structure: Class A, Class B(1), Class C and Class S. The fund also offers Class B shares, but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds. AT THE PRESENT TIME, CLASS B, CLASS B(1) AND CLASS C SHARES OF THE FUND ARE NOT BEING OFFERED FOR SALE, EXCEPT THROUGH REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS OR THROUGH EXCHANGES FROM EXISTING CLASS B, CLASS B(1) OR CLASS C ACCOUNTS OF THE STATE STREET RESEARCH FUNDS.


If you are investing a substantial amount and plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B(1) shares (if investing for at least six years) or Class C shares (if investing for less than six years). If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through financial professionals, you may be eligible to purchase Class S shares.

Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully. Your financial professional can help you choose the share class that makes the most sense for you.

CLASS A -- FRONT LOAD

- Initial sales charge of 5.75% or less

- Lower sales charges for larger investments; see sales charge schedule at right

- Lower annual expenses than Class B(1) or C shares because of lower service/distribution (12b-1) fee of up to 0.40%

CLASS B(1) -- BACK LOAD

- No initial sales charge

- Deferred sales charge of 5% or less on shares you sell within six years

- Annual service/distribution (12b-1) fee of 1.00%

- Automatic conversion to Class A shares after eight years, reducing future annual expenses

CLASS B -- BACK LOAD

- Available only to current Class B shareholders; see page 11 for details

CLASS C -- LEVEL LOAD

- No initial sales charge

- Deferred sales charge of 1%, paid if you sell shares within one year of purchase

- Lower deferred sales charge than Class B(1) shares

- Annual service/distribution (12b-1) fee of 1.00%

- No conversion to Class A shares after eight years, so annual expenses do not decrease

CLASS S -- SPECIAL PROGRAMS

- Available only through certain retirement accounts, advisory accounts of the investment manager and other special programs, including programs through financial professionals with recordkeeping and other services; these programs usually involve special conditions and separate fees (consult your financial professional or your program materials)

- No sales charges of any kind

- No service/distribution (12b-1) fees; annual expenses are lower than other share classes'

SALES CHARGES

CLASS A -- FRONT LOAD


                         THIS % IS   WHICH EQUALS
                         DEDUCTED    THIS % OF
WHEN YOU INVEST          FOR SALES   YOUR NET
THIS AMOUNT              CHARGES     INVESTMENT
-------------------------------------------------
Up to $50,000              5.75        6.10
$50,000 to $100,000        4.50        4.71
$100,000 to $250,000       3.50        3.63
$250,000 to $500,000       2.50        2.56
$500,000 to $1 million     2.00        2.04
$1 million or more            see below

With Class A shares, you pay a sales charge when you buy shares.

If you are investing $1 million or more (either as a lump sum or through any of the methods described on the application), you can purchase Class A shares without any sales charge. However, you may be charged a "contingent deferred sales charge" (CDSC) of up to 1% if you sell any shares within one year of purchasing them. See "Other CDSC Policies" on page 12.

Class A shares are also offered with low or no sales charges through various wrap-fee programs and other sponsored arrangements (consult your financial professional or your program materials).

CLASS B(1) -- BACK LOAD

                         THIS % OF NET ASSET VALUE
WHEN YOU SELL SHARES     AT THE TIME OF PURCHASE (OR
IN THIS YEAR AFTER YOU   OF SALE, IF LOWER) IS DEDUCTED
BOUGHT THEM              FROM YOUR PROCEEDS
-------------------------------------------------------
First year                          5.00
Second year                         4.00
Third year                          3.00
Fourth year                         3.00
Fifth year                          2.00
Sixth year                          1.00
Seventh or eighth year              None

With Class B(1) shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for six years or less, as described in the table above. See "Other CDSC Policies" on page 12. Class B(1) shares automatically convert to Class A shares after eight years; Class A shares have lower annual expenses.

CLASS B -- BACK LOAD

Class B shares are available only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds. Other investments made by current Class B shareholders will be in Class 12B(1) shares.

With Class B shares, you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for five years or less. The CDSC is a percentage of net asset value at the time of purchase (or of sale, if lower) and is deducted from your proceeds. When you sell shares in the first year after you bought them, the CDSC is 5.00%; second year, 4.00%; third year, 3.00%; fourth year, 3.00%; fifth year, 2.00%; sixth year or later, none. See "Other CDSC Policies" on page 12.

Class B shares automatically convert to Class A shares after eight years.

CLASS C -- LEVEL LOAD

                         THIS % OF NET ASSET VALUE
WHEN YOU SELL SHARES     AT THE TIME OF PURCHASE (OR
IN THIS YEAR AFTER YOU   OF SALE, IF LOWER) IS DEDUCTED
BOUGHT THEM              FROM YOUR PROCEEDS
-------------------------------------------------------
First year                         1.00
Second year or later               None

With Class C shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for one year or less, as described in the table above. See "Other CDSC Policies" below.

Class C shares currently have the same annual expenses as Class B(1) shares, but never convert to Class A shares.

CLASS S -- SPECIAL PROGRAMS

Class S shares have no sales charges.

OTHER CDSC POLICIES

The CDSC will be based on the net asset value of the shares at the time of purchase (or of sale, if lower). Any shares acquired through reinvestment are not subject to the CDSC. There is no CDSC on exchanges into other State Street Research funds, and the date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange. To ensure that you pay the lowest CDSC possible, the fund will always use the shares with the lowest CDSC to fill your sell requests.


The CDSC is waived on shares sold for mandatory retirement distributions or for distributions because of disability or death. Consult your financial professional or the State Street Research Service Center for more information.


[SIDENOTE]

[GRAPHIC]

UNDERSTANDING SERVICE/DISTRIBUTION FEES

As noted in the descriptions on pages 10 through 12, all share classes except Class S have an annual service/distribution fee, also called a 12b-1 fee.

The fund may pay certain service and distribution fees for a class out of fund assets, as allowed under the 12b-1 plan for the class. Because 12b-1 fees are an ongoing expense, they will increase the cost of your investment and, over time, could potentially cost you more than if you had paid other types of sales charges. For that reason, you should consider the effects of 12b-1 fees as well as sales loads when choosing a share class.

Some of the 12b-1 fees are used to compensate those financial professionals who sell fund shares and provide ongoing service to shareholders. The table on the next page shows how these professionals' commissions are calculated.

The fund may continue to pay 12b-1 fees even if the fund is subsequently closed to new investors.

[GRAPHIC]

DEALER COMPENSATION


Financial professionals who sell shares of the fund and perform services for fund investors may receive sales commissions, annual fees and other compensation. These are paid by the fund's distributor, using money from sales charges, service/distribution (12b-1) fees and its other resources. The fund's distributor is U.S. Boston Capital Corporation, an affiliate of Quantitative Investment Advisors, Inc.

Brokers and agents may charge a transaction fee on orders of fund shares placed directly through them.


DEALER COMMISSIONS (%)                 CLASS A     CLASS B(1)   CLASS B    CLASS C    CLASS S
---------------------------------------------------------------------------------------------
Sales Commission                       See below      4.00        4.00       1.00       0.00
   Investments up to $50,000             5.00           --          --         --         --
   $50,000 to $100,000                   4.00           --          --         --         --
   $100,000 to $250,000                  3.00           --          --         --         --
   $250,000 to $500,000                  2.00           --          --         --         --
   $500,000 to $1 million                1.75           --          --         --         --
   $1 million and over (a)
      First $1 million to $3 million     1.00           --          --         --         --
      Next $2 million                    0.75           --          --         --         --
      Next $2 million                    0.50           --          --         --         --
      Amount over $7 million             0.25           --          --         --         --
Annual fee                               0.25         0.25        0.25       1.00       0.00





(a) IF YOUR FINANCIAL PROFESSIONAL DECLINES THIS COMMISSION, THE ONE-YEAR CDSC ON YOUR INVESTMENT IS WAIVED.

                            BUYING AND SELLING SHARES

[GRAPHIC]

POLICIES FOR BUYING SHARES

Once you have chosen a share class, the next step is to determine the amount you want to invest.

MINIMUM INITIAL INVESTMENTS:

- $1,000 for accounts that use the Investamatic program(a)

- $2,000 for Individual Retirement Accounts(a)

- $2,500 for all other accounts

MINIMUM ADDITIONAL INVESTMENTS:

- $50 for any account


Complete a fund application. You can avoid future inconvenience by signing up now for any services you might later use.

TIMING OF REQUESTS All requests received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Orders received thereafter will be executed the next day the fund is open for regular business, at that day's closing share price.


WIRE TRANSACTIONS Funds may be wired between 8:00 a.m. and 4:00 p.m. eastern time. To make a same-day wire investment, please notify State Street Research by 12:00 noon of your intention to wire funds, and make sure your wire arrives by 4:00 p.m. If the New York Stock Exchange closes before 4:00 p.m. eastern time, you may be unable to make a same-day wire investment. Your bank may charge a fee for wiring money.

(a) EXCEPT $500 FOR INDIVIDUAL RETIREMENT ACCOUNTS DURING SPECIAL PROMOTIONAL PERIODS.

                         INSTRUCTIONS FOR BUYING SHARES

                            TO OPEN AN ACCOUNT                          TO ADD TO AN ACCOUNT
[GRAPHIC]

THROUGH A PROFESSIONAL OR   Consult your financial professional or      Consult your financial professional or
PROGRAM                     your program materials.                     your program materials.

BY MAIL

[GRAPHIC]                   Make your check payable to "State Street    Fill out an investment slip from an
                            Research Funds." Forward the check and      account statement or indicate the fund
                            your application to State Street            name and account number on your check.
                            Research.                                   Make your check payable to "State
                                                                        Street Research Funds." Forward the
                                                                        check and slip to State Street
                                                                        Research.

[GRAPHIC]

BY FEDERAL FUNDS WIRE       Call to obtain an account number and        Call State Street Research to obtain a
                            forward your application to State Street    control number. Instruct your bank to
                            Research. Wire funds using the              wire funds to:
                            instructions at right.                      - State Street Bank and Trust Company,
                                                                          Boston, MA
                                                                        - ABA: 011000028
                                                                        - BNF: fund name and share class you
                                                                          want to buy
                                                                        - AC: 99029761
                                                                        - OBI: your name AND your account
                                                                          number
                                                                        - Control: the number given to you by
                                                                          State Street Research

BY ELECTRONIC FUNDS
TRANSFER (ACH)

[GRAPHIC]                   Verify that your bank is a member of the    Call State Street Research to verify
                            ACH (Automated Clearing House) system.      that the necessary bank information is
                            Forward your application to State Street    on file for your account. If it is,
                            Research. Please be sure to include the     you may request a transfer by
                            appropriate bank information. Call State    telephone or Internet. If not, please
                            Street Research to request a purchase.      ask State Street Research to provide
                                                                        you with an EZ Trader application.

[GRAPHIC]

BY INVESTAMATIC             Forward your application, with all          Call State Street Research to verify
                            appropriate sections completed, to State    that Investamatic is in place on your
                            Street Research, along with a check for     account, or to request a form to add
                            your initial investment payable to          it. Investments are automatic once
                            "State Street Research Funds."              Investamatic is in place.

BY EXCHANGE

[GRAPHIC]                   Read the prospectus for the fund into       Read the prospectus for the fund into
                            which you are exchanging. Call State        which you are exchanging. Call State
                            Street Research or visit our web site.      Street Research or visit our web site.

STATE STREET RESEARCH SERVICE CENTER PO Box 8408, Boston, MA 02266-8408 INTERNET www.ssrfunds.com

CALL TOLL-FREE: 1-87-SSR-FUNDS (1-877-773-8637) (business days 8:00 a.m. - 6:00 p.m., eastern time)

[GRAPHIC]

POLICIES FOR SELLING SHARES

CIRCUMSTANCES THAT REQUIRE WRITTEN REQUESTS Please submit instructions in writing when any of the following apply:

- you are selling more than $100,000 worth of shares

- the name or address on the account has changed within the last 30 days

- you want the proceeds to go to a name or address not on the account registration

- you are transferring shares to an account with a different registration or share class

- you are selling shares held in a corporate or fiduciary account; for these accounts, additional documents are required:

  CORPORATE ACCOUNTS: certified copy of a corporate resolution

  FIDUCIARY ACCOUNTS: copy of power of attorney or other governing document

To protect your account against fraud, all signatures on these documents must be guaranteed. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.

INCOMPLETE SELL REQUESTS State Street Research will attempt to notify you promptly if any information necessary to process your request is missing.


TIMING OF REQUESTS All requests received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Requests received thereafter will be executed the next day the fund is open for regular business, at that day's closing share price.


WIRE TRANSACTIONS Proceeds sent by federal funds wire must total at least $5,000. A fee of $7.50 will be deducted from all proceeds sent by wire, and your bank may charge an additional fee to receive wired funds.


OVERNIGHT DELIVERY A shareholder may request that redemption proceeds be sent by check via overnight delivery. A $10 fee will be deducted from either the shareholder's remaining account balance or from the proceeds of the redemption.


SELLING RECENTLY PURCHASED SHARES If you sell shares before the check or electronic funds transfer (ACH) for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase was recorded (in rare cases, longer). If you open an account with shares purchased by wire, you cannot sell those shares until your application has been processed.


The fund may impose a redemption fee of 1.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for less than 30 days. The redemption fee is paid directly to the fund, and is not a sales load. Please see the Statement of Additional Information.

                         INSTRUCTIONS FOR SELLING SHARES

                         TO SELL SOME OR ALL OF YOUR SHARES

[GRAPHIC]

THROUGH A PROFESSIONAL OR   Consult your financial professional or your program materials.
PROGRAM

BY MAIL

[GRAPHIC]                   Send a letter of instruction, an endorsed stock power or share certificates (if you hold certificate shares) to State Street Research. Specify the fund, the account number and the dollar value or number of shares. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required (see facing page).

[GRAPHIC]

BY FEDERAL FUNDS WIRE       Check with State Street Research to make sure that a wire redemption privilege, including a bank designation, is in place on your account. Once this is established, you may place your request to sell shares with State Street Research.
                            Proceeds will be wired to your pre-designated bank account. (See "Wire
                            Transactions" on facing page.)

BY ELECTRONIC FUNDS
TRANSFER (ACH)

[GRAPHIC]                   Check with State Street Research to make sure that the EZ Trader feature, including a bank designation, is in place on your account. Once this is established, you may place your request to sell shares with State Street Research by telephone or Internet. Proceeds will sent to your pre-designated bank account.


[GRAPHIC]

BY INTERNET                 Visit our web site. Certain limitations may apply.

BY TELEPHONE

[GRAPHIC]                   As long as the transaction does not require a written request (see facing page), you or your financial professional can sell shares by calling State Street
                            Research. A check will be mailed to your address of record on the following business day.

[GRAPHIC]

BY EXCHANGE                 Read the prospectus for the fund into which you are exchanging. Call State Street
                            Research or visit our web site.

BY SYSTEMATIC
WITHDRAWAL PLAN

[GRAPHIC]                   See plan information on page 21.

STATE STREET RESEARCH SERVICE CENTER PO Box 8408, Boston, MA 02266-8408 INTERNET www.ssrfunds.com

CALL TOLL-FREE: 1-87-SSR-FUNDS (1-877-773-8637) (business days 8:00 a.m. - 6:00 p.m., eastern time)

[GRAPHIC]

ACCOUNT POLICIES

TELEPHONE AND INTERNET REQUESTS When you open an account you automatically receive telephone privileges, allowing you to place requests for your account by telephone. Your financial professional can also use these privileges to request exchanges or redemptions on your account. For your protection, all telephone calls are recorded.

You may also use our web site for submitting certain requests over the Internet.

As long as State Street Research takes certain measures to authenticate requests over the telephone or Internet for your account, you may be held responsible for unauthorized requests. Unauthorized telephone requests are rare, but if you want to protect yourself completely, you can decline the telephone privilege on your application. Similarly, you may choose not to use the Internet for your account. The fund may suspend or eliminate the telephone or Internet privileges at any time.

EXCHANGE PRIVILEGES There is no fee to exchange shares among State Street Research funds. Your new fund shares will be the equivalent class of your current shares. Any contingent deferred sales charges will continue to be calculated from the date of your initial investment.

You must hold Class A shares of any fund for at least 30 days before you may exchange them at net asset value for Class A shares of a different fund with a higher applicable sales charge.

Frequent exchanges can interfere with fund management and drive up costs for all shareholders. Because of this, the fund currently limits each account, or group of accounts under common ownership or control, to six exchanges per calendar year. The fund may change or eliminate the exchange privilege at any time, may limit or cancel any shareholder's exchange privilege and may refuse to accept any exchange request, particularly those associated with "market timing" strategies.

The fund may impose a redemption fee of 1.00% applicable to shares held less than 30 days. See "Selling Recently Purchased Shares" above for details.

For Merrill Lynch customers, exchange privileges extend to Summit Cash Reserves Fund, which is related to the fund for purposes of investment and investor services.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $1,500, State Street Research may mail you a notice asking you to bring the account back up to $1,500 or close it out. If you do not take action within 60 days, State Street Research may either sell your shares and mail the proceeds to you at the address of record or, depending on the circumstances, may deduct an annual maintenance fee (currently $18).

THE FUND'S BUSINESS HOURS The fund is open the same days as the New York Stock Exchange (generally Monday through Friday). Fund representatives are available from 8:00 a.m. to 6:00 p.m. eastern time on these days.

CALCULATING SHARE PRICE The fund calculates its net asset value per share (NAV) every business day at the close of regular trading on the New York Stock Exchange (but not later than 4:00 p.m. eastern time). NAV is calculated by dividing the fund's net assets by the number of its shares outstanding.

In calculating its NAV, the fund uses the last reported sale price or quotation for portfolio securities. However, in cases where these are unavailable, or when the investment manager believes that subsequent events have rendered them unreliable, the fund may use fair-value estimates instead.

Because foreign securities markets are sometimes open on different days from U.S. markets, there may be instances when the value of the fund's portfolio changes on days when you cannot buy or sell fund shares.

REINSTATING RECENTLY SOLD SHARES For 120 days after you sell shares, you have the right to "reinstate" your investment by putting some or all of the proceeds into any currently available State Street Research fund at net asset value. Any CDSC you paid on the amount you are reinstating will be credited to your 20account. You may only use this privilege once in any twelve-month period with respect to your shares of a given fund.

ADDITIONAL POLICIES Please note that the fund maintains additional policies and reserves certain rights, including:

- In response to unusual market, political or other conditions, the fund may open for business and calculate its net asset value on days and at times that are different than described above

- Requirements for initial or additional investments, reinvestments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and other similar programs may be changed from time to time without further notice or supplement to this prospectus

- All orders to purchase shares are subject to acceptance by the fund

- At any time, the fund may change or discontinue its sales charge waivers and any of its order acceptance practices, and may suspend the sale of its shares

- The fund may delay sending you redemptions proceeds for up to seven days, or longer if permitted by the SEC

- The fund reserves the right to redeem in kind

- To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the State Street Research Service Center promptly

[GRAPHIC]

DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAINS DISTRIBUTIONS The fund typically distributes any net income and net capital gains to shareholders in December The fund's fiscal year end is October 31.

You may have your distributions reinvested in the fund, invested in a different State Street Research fund, deposited in a bank account or mailed out by check. If you do not give State Street Research other instructions, your distributions will automatically be reinvested in the fund.

TAX EFFECTS OF DISTRIBUTIONS AND TRANSACTIONS In general, any dividends and short-term capital gains distributions you receive from the fund are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as capital gains -- in most cases, at a different rate from that which applies to ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long the fund has held the portfolio securities it sold. It does not depend on how long you have owned your fund shares or whether you reinvest your distributions.

Foreign investments pose special tax issues for the fund and its shareholders. For example, certain gains and losses from currency fluctuations may be taxable as ordinary income. Also, certain foreign countries withhold some interest and dividends that otherwise

[SIDENOTE]

[GRAPHIC]

TAX CONSIDERATIONS

Unless your investment is in a tax-deferred account, you may want to avoid:

- investing a large amount in the fund close to the end of its fiscal year or a calendar year (if the fund makes a distribution, you will receive some of your investment back as a taxable distribution)

- selling shares at a loss for tax purposes and investing in a substantially identical investment within 30 days before or after that sale (such a transaction is usually considered a "wash sale," and you will not be allowed to claim a tax loss in the current year)
would be payable to the fund. If the amount withheld is material, shareholders may be able to claim a foreign tax credit.

Every year, the fund will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year.

The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange is the same as a sale.

Your investment in the fund could have additional tax consequences. Please consult your tax professional for assistance.

BACKUP WITHHOLDING By law, the fund must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

[GRAPHIC]

INVESTOR SERVICES

INVESTAMATIC PROGRAM Use Investamatic to set up regular automatic investments in the fund from your bank account. You determine the frequency and amount of your investments.

SYSTEMATIC WITHDRAWAL PLAN This plan is designed for retirees and other investors who want regular withdrawals from a fund account. The plan is free and allows you to withdraw up to 12% of your fund assets a year (minimum $50 per withdrawal) without incurring any contingent deferred sales charges. Certain terms and minimums apply.

EZ TRADER This service allows you to purchase or sell fund shares by telephone or over the Internet through the ACH (Automated Clearing House) system.

DIVIDEND ALLOCATION PLAN This plan automatically invests your distributions from the fund into another fund of your choice, without any fees or sales charges.


SYSTEMATIC EXCHANGE This plan allows you to systematically exchange money from one fund to up to four other funds. A minimum of $10,000 in the initial fund is required and any other funds must meet minimum initial investment requirements.


CALL 1-87-SSR-FUNDS (1-877-773-8637) FOR INFORMATION ON ANY OF THE SERVICES DESCRIBED ABOVE.

                                OTHER INFORMATION

[GRAPHIC]

OTHER SECURITIES AND RISKS

Each of the fund's portfolio securities and investment practices offers certain opportunities and carries various risks. Major investments and risk factors are outlined in the fund description starting on page 1. Below are brief descriptions of other securities and practices, along with their associated risks.

RESTRICTED OR ILLIQUID SECURITIES Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper the fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element.

DERIVATIVES Derivatives, a category that includes options and futures, are financial instruments whose value derives from one or more securities, indices or currencies. The fund may use certain derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. The fund may also use certain derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended 23as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the fund.

SECURITIES LENDING The fund may seek additional income or fees by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the fund could lose money.

WHEN-ISSUED SECURITIES The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

COUNTRY DIVERSIFICATION The fund generally includes stocks from at least three different countries, other than the U.S., at any given time.

BONDS The value of any bonds held by the fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, causing a loss for the fund.

DEFENSIVE INVESTING The fund may take temporary defensive positions at times to avoid losses in response to adverse market, economic, political or other conditions. At such times, the fund may place up to 100% of total assets in cash or high-quality, short-term debt securities. To the extent that the fund does this, it is not pursuing its goal.

                              FINANCIAL HIGHLIGHTS


THESE HIGHLIGHTS ARE INTENDED TO HELP YOU UNDERSTAND THE FUND'S PERFORMANCE OVER THE PAST FIVE YEARS. THE INFORMATION IN THESE TABLES FOR THE FISCAL YEARS ENDED OCTOBER 31, 1999, 2000, 2001, AND 2002 HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP, THE FUND'S INDEPENDENT ACCOUNTANTS. THE INFORMATION IN THESE TABLES FOR THE PERIODS THROUGH OCTOBER 31, 1998, WAS AUDITED BY DELOITTE & TOUCHE LLP, THE FUND'S INDEPENDENT ACCOUNTANTS DURING THOSE PERIODS. THE ACCOUNTANTS' REPORT AND THE FUND'S FINANCIAL STATEMENTS ARE INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST. TOTAL RETURN FIGURES ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.



                                                                CLASS A                               CLASS B(1)
                                                ---------------------------------------------------------------------------------
                                                         YEARS ENDED OCTOBER 31                  YEARS ENDED OCTOBER 31
                                                ---------------------------------------------------------------------------------
PER SHARE DATA                                  2002(a)   2001(a)  2000(a)   1999(a) 1998(a) 2002(a)  2001(a)  2000(a) 1999(a)(c)
---------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR ($)            9.48     14.19    12.85    10.31     9.42    8.98    13.59   12.42      10.63
                                                 ------    ------   ------   ------   ------  ------   ------   -----      -----
   Net investment loss ($)*                       (0.02)    (0.06)   (0.06)   (0.06)   (0.01)  (0.08)   (0.14)  (0.16)     (0.11)

   Net realized and unrealized gain (loss) on
    investments, foreign currency and
    forward contracts ($)                         (1.55)    (3.86)    1.85     2.81     0.90   (1.47)   (3.68)   1.78       1.90
                                                 ------    ------   ------   ------   ------  ------   ------   -----      -----
 TOTAL FROM INVESTMENT OPERATIONS ($)             (1.57)    (3.92)    1.79     2.75     0.89   (1.55)   (3.82)   1.62       1.79
                                                 ------    ------   ------   ------   ------  ------   ------   -----      -----
   Dividend from net investment income ($)           --        --       --    (0.21)      --      --       --      --         --

   Distributions from capital gains ($)              --     (0.79)   (0.45)      --       --      --    (0.79)  (0.45)        --
                                                 ------    ------   ------   ------   ------  ------   ------   -----      -----
 TOTAL DISTRIBUTIONS ($)                             --     (0.79)   (0.45)   (0.21)      --      --    (0.79)  (0.45)        --
                                                 ------    ------   ------   ------   ------  ------   ------   -----      -----
 NET ASSET VALUE, END OF YEAR ($)                  7.91      9.48    14.19    12.85    10.31    7.43     8.98   13.59      12.42
                                                 ======    ======   ======   ======   ======  ======   ======   =====      =====
 Total return (%)(b)                             (16.56)   (29.01)   13.80    27.02     9.45  (17.26)  (29.59)  12.89      16.84(d)

 RATIOS/SUPPLEMENTAL DATA

 Net assets at end of year ($ thousands)         24,433    33,189   44,084   22,667   15,104   6,707    7,110   7,887      2,433
 Expense ratio (%)*                                1.98      1.99     1.93     1.92     1.90    2.68     2.69    2.65       2.67(e)
 Expense ratio after expense reductions (%)*       1.95      1.95     1.93     1.90     1.90    2.65     2.65    2.65       2.65(e)
 Ratio of net investment loss to average net
   assets (%)*                                    (0.24)    (0.56)   (0.35)   (0.54)   (0.20)  (0.91)   (1.25)  (1.02)     (1.29)(e)
 Portfolio turnover rate (%)                     144.36    199.08    77.61    78.04   116.28  144.36   199.08   77.61      78.04
 * REFLECTS VOLUNTARY REDUCTION OF
   EXPENSES OF THESE AMOUNTS (%)                   0.60      0.33     0.24     0.42     0.75    0.56     0.33    0.24       0.42(e)

                                                                                     CLASS B
                                                           -----------------------------------------------------------------
                                                                               YEARS ENDED OCTOBER 31
                                                           -----------------------------------------------------------------
PER SHARE DATA                                              2002(a)        2001(a)       2000(a)        1999(a)        1998(a)
----------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR ($)                      8.98          13.59          12.42          9.95           9.16
                                                           ------         ------         ------        ------         ------
   Net investment loss ($)*                                 (0.08)         (0.15)         (0.17)        (0.14)         (0.05)

   Net realized and unrealized gain (loss) on
   investments, foreign currency and forward contracts ($)  (1.47)         (3.67)          1.79          2.73           0.84
                                                           ------         ------         ------        ------         ------
 TOTAL FROM INVESTMENT OPERATIONS ($)                       (1.55)         (3.82)          1.62          2.59           0.79
                                                           ------         ------         ------        ------         ------
   Dividend from net investment income ($)                     --             --             --         (0.12)            --

   Distributions from capital gains ($)                        --          (0.79)         (0.45)           --             --
                                                           ------         ------         ------        ------         ------
 TOTAL DISTRIBUTIONS ($)                                       --          (0.79)         (0.45)        (0.12)           --
                                                           ------         ------         ------        ------         ------
 NET ASSET VALUE, END OF YEAR ($)                            7.43           8.98          13.59         12.42           9.95
                                                           ======         ======         ======        ======         ======
 Total return (%)(b)                                       (17.26)        (29.64)         12.97         26.30           8.62

 RATIOS/SUPPLEMENTAL DATA

 Net assets at end of year ($ thousands)                    6,866         13,106         22,366        19,865         21,117
 Expense ratio (%)*                                          2.68           2.69           2.65          2.67           2.65
 Expense ratio after expense reductions (%)*                 2.65           2.65           2.65          2.65           2.65
 Ratio of net investment loss to average net assets (%)*    (0.93)         (1.36)         (1.09)        (1.28)         (0.88)
 Portfolio turnover rate (%)                               144.36         199.08          77.61         78.04         116.28
 * REFLECTS VOLUNTARY REDUCTION OF
   EXPENSES OF THESE AMOUNTS (%)                             0.65           0.33           0.24          0.42           0.75


(a)  PER-SHARE FIGURES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.
(b) DOES NOT REFLECT ANY FRONT-END OR CONTINGENT DEFERRED SALES CHARGES. TOTAL RETURN WOULD BE LOWER IF THE DISTRIBUTOR AND ITS AFFILIATES HAD NOT VOLUNTARILY REDUCED A PORTION OF THE FUND'S EXPENSES.
(c)  JANUARY 1, 1999 (COMMENCEMENT OF SHARE CLASS) TO OCTOBER 31, 1999.
(d)  NOT ANNUALIZED.
(e)  ANNUALIZED.

                                                                                     CLASS C
                                                           -----------------------------------------------------------------
                                                                               YEARS ENDED OCTOBER 31
                                                           -----------------------------------------------------------------
PER SHARE DATA                                              2002(a)        2001(a)       2000(a)        1999(a)       1998(a)
----------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR ($)                      9.02          13.62          12.44          9.95           9.16
                                                           ------         ------          -----         -----         ------
   Net investment loss ($)*                                 (0.08)         (0.14)         (0.16)        (0.14)         (0.05)

   Net realized and unrealized gain (loss) on
   investments, foreign currency and forward contracts ($)  (1.48)         (3.67)          1.79          2.73           0.84
                                                           ------         ------          -----         -----         ------
 TOTAL FROM INVESTMENT OPERATIONS ($)                       (1.56)         (3.81)          1.63          2.59           0.79
                                                           ------         ------          -----         -----         ------
   Dividend from net investment income ($)                     --             --             --         (0.10)            --

   Distributions from capital gains ($)                        --          (0.79)         (0.45)           --             --
                                                           ------         ------          -----         -----         ------
 TOTAL DISTRIBUTIONS ($)                                       --          (0.79)         (0.45)        (0.10)            --
                                                           ------         ------          -----         -----         ------
 NET ASSET VALUE, END OF YEAR ($)                            7.46           9.02          13.62         12.44           9.95
                                                           ======         ======          =====         =====         ======
 Total return (%)(b)                                       (17.29)        (29.49)         13.03         26.17           8.62

 RATIOS/SUPPLEMENTAL DATA

 Net assets at end of year ($ thousands)                    1,480          2,139          3,518         2,339          1,706
 Expense ratio (%)*                                          2.68           2.69           2.65          2.67           2.65
 Expense ratio after expense reductions (%)*                 2.65           2.65           2.65          2.65           2.65
 Ratio of net investment loss to average net assets (%)*    (0.95)         (1.24)         (1.04)        (1.29)         (0.90)
 Portfolio turnover rate (%)                               144.36         199.08          77.61         78.04         116.28
 * REFLECTS VOLUNTARY REDUCTION OF
   EXPENSES OF THESE AMOUNTS (%)                             0.61           0.33           0.24          0.42           0.75

                                                                                         CLASS S
                                                            -----------------------------------------------------------------
                                                                                  YEARS ENDED OCTOBER 31
                                                            -----------------------------------------------------------------
PER SHARE DATA                                               2002(a)        2001(a)       2000(a)        1999(a)       1998(a)
-----------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF YEAR ($)                       9.67          14.43          13.03         10.44           9.51
                                                            ------         ------         ------        ------         ------
   Net investment income (loss) ($)*                          0.01          (0.04)         (0.01)        (0.03)          0.00

   Net realized and unrealized gain (loss) on
   investments, foreign currency and forward contracts ($)   (1.60)         (3.93)          1.86          2.85           0.93
                                                            ------         ------         ------        ------         ------
 TOTAL FROM INVESTMENT OPERATIONS ($)                        (1.59)         (3.97)          1.85          2.82           0.93
                                                            ------         ------         ------        ------         ------
   Dividend from net investment income ($)                      --             --             --         (0.23)            --

   Distributions from capital gains ($)                         --          (0.79)         (0.45)           --             --
                                                            ------         ------         ------        ------         ------
 TOTAL DISTRIBUTIONS ($)                                        --          (0.79)         (0.45)        (0.23)            --
                                                            ------         ------         ------        ------         ------
 NET ASSET VALUE, END OF YEAR ($)                             8.08           9.67          14.43         13.03          10.44
                                                            ======         ======         ======        ======         ======
 Total return (%)(b)                                        (16.44)        (28.92)         14.16         27.48           9.78

 RATIOS/SUPPLEMENTAL DATA

 Net assets at end of year ($ thousands)                     8,866         11,493         17,037        13,595         13,615
 Expense ratio (%)*                                           1.68           1.69           1.65          1.67           1.65
 Expense ratio after expense reductions (%)*                  1.65           1.65           1.65          1.65           1.65
 Ratio of net investment income (loss) to average net
   assets (%)*                                                0.07          (0.32)         (0.08)        (0.28)          0.06
 Portfolio turnover rate (%)                                144.36         199.08          77.61         78.04         116.28
 * REFLECTS VOLUNTARY REDUCTION OF
   EXPENSES OF THESE AMOUNTS (%)                              0.59           0.33           0.24          0.42           0.75


(a)  PER-SHARE FIGURES HAVE BEEN CALCULATED USING THE AVERAGE SHARES METHOD.
(b) DOES NOT REFLECT ANY FRONT-END OR CONTINGENT DEFERRED SALES CHARGES. TOTAL RETURN WOULD BE LOWER IF THE DISTRIBUTOR AND ITS AFFILIATES HAD NOT VOLUNTARILY REDUCED A PORTION OF THE FUND'S EXPENSES.

[GRAPHIC]

The Board of Trustees is responsible for supervising the operation of the fund. It establishes the fund's major policies, reviews investments, and provides guidance to the investment manager and others who provide services to the fund. The Trustees have diverse backgrounds and substantial experience in business and other areas.

                                BOARD OF TRUSTEES
[SIDENOTE]
RICHARD S. DAVIS
CHAIRMAN OF THE BOARD, PRESIDENT AND
CHIEF EXECUTIVE OFFICER,
State Street Research & Management Company

BRUCE R. BOND
FORMER CHAIRMAN OF THE BOARD, CHIEF EXECUTIVE OFFICER AND PRESIDENT, PictureTel Corporation

STEVE A. GARBAN
FORMER SENIOR VICE PRESIDENT FOR FINANCE AND OPERATIONS AND TREASURER, The Pennsylvania State University

DEAN O. MORTON
FORMER EXECUTIVE VICE PRESIDENT,
CHIEF OPERATING OFFICER AND DIRECTOR,
Hewlett-Packard Company

SUSAN M. PHILLIPS
DEAN, School of Business and Public Management, George Washington University; FORMER MEMBER of the Board of Governors of the Federal Reserve System and CHAIRMAN AND COMMISSIONER of the Commodity Futures Trading Commission

TOBY ROSENBLATT
PRESIDENT, Founders Investments Ltd.

MICHAEL S. SCOTT MORTON
JAY W. FORRESTER PROFESSOR OF MANAGEMENT,
Sloan School of Management,
Massachusetts Institute of Technology


JAMES M. STOREY
ATTORNEY; FORMER PARTNER,
Dechert

                                      NOTES

                           FOR ADDITIONAL INFORMATION

You can find additional information on the fund's structure and its performance in the following documents:

ANNUAL/SEMIANNUAL REPORTS While the prospectus describes the fund's potential investments, these reports detail the fund's actual investments as of the report date. Reports include a discussion by fund management of recent economic and market trends and fund performance. The annual report also includes the report of the fund's independent accountants on the fund's financial statements.

TICKER SYMBOLS

 Class A                         SSIEX
 Class B(1) (proposed)           SSNPX
 Class B                         SSNBX
 Class C                         SSNDX
 Class S                         SSNCX

STATEMENT OF ADDITIONAL INFORMATION (SAI)
A supplement to the prospectus, the SAI contains further information about the fund and its investment limitations and policies. A current SAI for this fund is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus).


                                                                    IE-2513-0303
                                                 Control Number: (exp0304)SSR-LD


[SIDENOTE]

  IF YOU HAVE QUESTIONS ABOUT THE FUND OR WOULD LIKE TO REQUEST A FREE COPY OF THE CURRENT ANNUAL/SEMIANNUAL REPORT OR SAI, CONTACT STATE STREET RESEARCH OR YOUR FINANCIAL PROFESSIONAL.

[STAFF STREET RESEARCH LOGO]

  Service Center
  P.O. Box 8408, Boston, MA 02266-8408
  Telephone: 1-87-SSR-FUNDS
  (1-877-773-8637)
  Internet: www.ssrfunds.com


  YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUND, INCLUDING THE SAI AND CERTAIN OTHER FUND DOCUMENTS, ON THE SEC'S EDGAR DATABASE ON THE INTERNET AT www.sec.gov, BY ELECTRONIC REQUEST AT publicinfo@sec.gov, IN PERSON AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC (TELEPHONE 1-202-942-8090) OR BY MAIL BY SENDING YOUR REQUEST, ALONG WITH A DUPLICATING FEE, TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, DC 20549-6009.


    PROSPECTUS


    SEC File Number: 811-4911

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                  STATE STREET RESEARCH GOVERNMENT INCOME FUND
                 STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

                 SERIES OF STATE STREET RESEARCH FINANCIAL TRUST

                                  MARCH 1, 2003

     This Statement of Additional Information is divided into two sections. Section One contains information which is specific to each fund identified above. Section Two contains information which generally is shared by certain mutual funds of the State Street Research complex, including the funds specified above. The Statement of Additional Information is not a Prospectus. It should be read in conjunction with the current Prospectus of each fund, dated March 1, 2003.

     Financial statements for State Street Research Government Income Fund and State Street Research International Equity Fund, as of and for the most recently completed fiscal year, are included in each Fund's Annual Report to Shareholders for that year. The financial statements include the Fund's Accounting Policies, Portfolio Holdings, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Report of Independent Accountants. Such financial statements are hereby incorporated by reference from the respective Annual Reports listed below.

                                                                           EDGAR
ANNUAL REPORTS                                   FISCAL YEAR ENDED    ACCESSION NUMBER
--------------                                   -----------------  --------------------
State Street Research Government Income Fund     October 31, 2002   0001145443-02-000962
State Street Research International Equity Fund  October 31, 2002   0001145443-02-000962

     Management's Discussion of Fund Performance for each fund's latest fiscal year ended October 31, 2002, is also included in the Annual Reports as follows:
State Street Research Government Income Fund and State Street Research International Equity Fund (Part 1, page 2; Part 2, pages 4-5).

     Each fund's Prospectus and shareholder report may be obtained without charge from State Street Research Investment Services, Inc., One Financial Center, Boston, Massachusetts 02111-2690 or by calling 1-87-SSR-FUNDS (1-877-773-8637).

Control Number: (exp0304)SSR-LD                                   SSR-5662-0303

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
SECTION I                                                                 I, 1-1

    1.  STATE STREET RESEARCH GOVERNMENT INCOME FUND                      I, 1-1
        A.  The Fund                                                      I, 1-1
        B.  Investment Objective                                          I, 1-1
        C.  Fundamental and Nonfundamental Restrictions                   I, 1-1
        D.  Restricted Securities                                         I, 1-4
        E.  Foreign Investments                                           I, 1-4
        F.  Industry Classifications                                      I, 1-5
        G.  The Board of Trustees, Officers and Fund Ownership            I, 1-6
        H.  Principal Holders of Securities                              I, 1-11
        I.  Trustee Compensation                                         I, 1-13
        J.  Investment Advisory Fee                                      I, 1-14
        K.  Portfolio Turnover                                           I, 1-14
        L.  Brokerage Commissions                                        I, 1-15
        M.  Sales Charges on Shares                                      I, 1-15
        N.  Rule 12b-1 Fees                                              I, 1-16
        O.  Performance                                                  I, 1-17

    2.  STATE STREET RESEARCH INTERNATIONAL EQUITY FUND                   I, 2-1
        A.  The Fund                                                      I, 2-1
        B.  Investment Objective                                          I, 2-1
        C.  Fundamental and Nonfundamental Restrictions                   I, 2-2
        D.  Restricted Securities                                         I, 2-4
        E.  Foreign Investments                                           I, 2-4
        F.  Industry Classifications                                      I, 2-4
        G.  The Board of Trustees, Officers and Fund Ownership            I, 2-6
        H.  Principal Holders of Securities                              I, 2-11
        I.  Trustee Compensation                                         I, 2-13
        J.  Investment Advisory Fee                                      I, 2-14
        K.  Distributor's Payment of Fund Expenses                       I, 2-15
        L.  Portfolio Turnover                                           I, 2-15
        M.  Brokerage Commissions                                        I, 2-15
        N.  Sales Charges on Shares                                      I, 2-16
        O.  Redemption Fee                                               I, 2-16
        P.  Rule 12b-1 Fees                                              I, 2-17
        Q.  Performance                                                  I, 2-18

                                   DEFINITIONS


     Each of the following terms used in this Statement of Additional Information has the meaning set forth below.


"1940 ACT" means the Investment Company Act of 1940, as amended.

"DISTRIBUTOR" means State Street Research Investment Services, Inc., One Financial Center, Boston, Massachusetts 02111-2690.

"INVESTMENT MANAGER" means State Street Research & Management Company, One Financial Center, Boston, Massachusetts 02111-2690.

"METLIFE" means Metropolitan Life Insurance Company.

"NYSE" means the New York Stock Exchange, Inc.

"VOTE OF THE MAJORITY OF THE OUTSTANDING VOTING SECURITIES" means the vote, at the annual or a special meeting of security holders duly called, (i) of 67% or more of the voting securities present at the meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or
(ii) of more than 50% of the outstanding voting securities, whichever is less.

                                    SECTION I

1.   STATE STREET RESEARCH GOVERNMENT INCOME FUND

     The information in this part 1 of Section I relates only to State Street Research Government Income Fund (the "Government Income Fund" or the "Fund"). For information on other funds, see the Table of Contents.

     A.   THE FUND

     The Fund was organized in 1987 as a separate series of State Street Research Financial Trust, a Massachusetts business trust (the "Trust"). The Trust is an "open-end" management investment company, as defined in the 1940 Act. A "series" is a separate pool of assets of the Trust which is separately managed and may have a different investment objective and different investment policies from the objective and policies of another series. The Trust currently is comprised of the following series: State Street Research Government Income Fund, State Street Research Strategic Income Plus Fund, State Street Research Strategic Portfolios: Aggressive, State Street Research International Equity Fund, State Street Research Health Sciences Fund and State Street Research Concentrated Growth Fund.

     The Fund is "diversified" as that term is defined in the 1940 Act. Among other things, a diversified fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer or invest in more than 10% of the outstanding voting securities of an issuer.


     B.   INVESTMENT OBJECTIVE

     The investment objective of State Street Research Government Income Fund is a fundamental policy and may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund.

     C.   FUNDAMENTAL AND NONFUNDAMENTAL RESTRICTIONS

     The Government Income Fund has adopted the following investment restrictions, and those investment restrictions are either fundamental or not fundamental. Fundamental restrictions may not be changed except by the affirmative vote of a majority of the outstanding voting securities of the Government Income Fund. Restrictions that are not fundamental may be changed without a shareholder vote.


                                     I, 1-1

FUNDAMENTAL INVESTMENT RESTRICTIONS.

     It is the Government Income's policy:

     (1) not to purchase a security of any one issuer (other than securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations) if such purchase would, with respect to 75% of the Fund's total assets, cause more than 5% of the Fund's total assets to be invested in the securities of such issuer or cause more than 10% of the voting securities of such issuer to be held by the Fund;

     (2) not to issue senior securities, except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one third of the value of the Fund's net assets including the amounts borrowed (provided that reverse repurchase agreements shall be limited to 5% of the Fund's total assets);

     (3) not to underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations;

     (4) not to purchase or sell real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate;

     (5) not to invest in physical commodities or physical commodity contracts or options in excess of 10% of the Fund's total assets, except that investments in essentially financial items or arrangements such as, but not limited to, swap arrangements, hybrids, currencies, currency and other forward contracts, futures contracts and options on futures contracts on securities, securities indices, interest rates and currencies shall not be deemed investments in commodities or commodities contracts;

     (6) not to lend money; however, the Fund may lend portfolio securities and purchase bonds, debentures, notes and similar obligations (and enter into repurchase agreements with respect thereto);

     (7)  not to sell securities short;

     (8) not to invest in oil, gas or other mineral exploration or development programs (provided that the Fund may invest in securities issued by or which are based, directly or indirectly, on the credit of companies which invest in or sponsor such programs);

     (9) not to make any investment which would cause more than 25% of the value of the Fund's total assets to be invested in securities of issuers principally engaged in any one industry (for purposes of this restriction, (a) utilities will be divided


                                     I, 1-2
          according to their services so that, for example, gas, gas transmission, electric and telephone companies will each be deemed in a separate industry, (b) oil and oil related companies will be divided by type so that, for example, oil production companies, oil service companies and refining and marketing companies will each be deemed in a separate industry, (c) finance companies will be classified according to the industry of their parent companies, and (d) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including repurchase agreements collateralized by U.S. Government securities) shall be excluded);

     (10) not to borrow money (through reverse repurchase agreements or otherwise) except for emergency temporary purposes or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio accounts is determined to be inconvenient or disadvantageous, provided that borrowings are limited to one third of the Fund's net assets and that additional investments will be suspended during any period when borrowings are outstanding, and provided further that reverse repurchase agreements shall not exceed 5% of the Fund's total assets; (during the period in which any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreement, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements);

     (11) not to purchase securities on margin other than in connection with the purchase of put options on financial futures contracts, but the Fund may obtain such short-term credits as are necessary for clearance of transactions; and

     (12) not to hypothecate, mortgage or pledge any of its assets except to secure permitted borrowings and then not in excess of 10% of such Fund's total assets, at the time of the borrowing [as a matter of interpretation which is not part of the fundamental policy, futures, options and forward commitments, and related escrow or custodian receipts or letters, margin or safekeeping accounts, or similar arrangements used in the industry in connection with the trading of such investments, are not deemed to involve a hypothecation, mortgage or pledge of assets].

NONFUNDAMENTAL INVESTMENT RESTRICTIONS.

     It is the Government Income Fund's policy:

     (1) not to purchase any security or enter into a repurchase agreement if as a result more than 15% of its net assets would be invested in securities that are illiquid (including repurchase agreements not entitling the holder to payment of principal and interest within seven days);

                                     I, 1-3

     (2) not to purchase a security issued by another investment company, except to the extent permitted under the 1940 Act or any exemptive order from the Securities and Exchange Commission or except by purchases in the open market involving only customary brokers' commissions, or securities acquired as dividends or distributions or in connection with a merger, consolidation or similar transaction or other exchange; and

     (3) to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in "U.S. Government securities," as such term is defined in the Prospectus. In connection with any change in this policy, the Fund shall comply with the shareholder notice requirements set forth in Rule 35d-1 under the 1940 Act.

     D.   RESTRICTED SECURITIES

     It is the Fund's policy not to make an investment in restricted securities, including Rule 144A Securities, if, as a result, more than 35% of the Fund's total assets are invested in restricted securities, provided not more than 10% of the Fund's total assets are invested in restricted securities other than Rule 144A Securities.

     E.   FOREIGN INVESTMENTS

     The Fund reserves the right to invest without limitation in securities of non-U.S. issuers directly, or indirectly in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Under current policy, however, the Fund limits such investments, including ADRs, EDRs and GDRs, to a maximum of 20% of its total assets.

     F.   INDUSTRY CLASSIFICATIONS

     In determining how much of the portfolio is invested in a given industry, the following industry classifications are currently used. Industry classifications are subject to change from time to time. Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations or sponsored enterprises (including repurchase agreements involving U.S. Government securities to the extent excludable under relevant regulatory interpretations) are excluded. Securities issued by foreign governments are also excluded. Companies engaged in the business of financing may be classified according to the industries of their parent or sponsor companies or industries that otherwise most affect such financing companies. Issuers of asset-backed pools will be classified as separate industries based on the nature of the underlying assets, such as mortgages and credit card receivables. "Asset-backed--Mortgages" includes private pools of nongovernment-backed mortgages.


                                     I, 1-4

ASSET BACKED SECURITIES

Auto
Auto Dealerships
Credit Cards
Equipment
Home Equity
Manufactured Housing
Recreational Vehicles
Rate Reduction
Other

CORPORATE

Financial
Industrial
Utility
Yankee

EMERGING MARKETS

Asia
EAME
Latin America

GOVERNMENT

Agency/GSE
Strip
TIPS
Treasury

HIGH YIELD

Commingled Funds
High Yield

MORTGAGE

CMO
Commercial Loan
Pass Thru
Project Loan
Whole Loan


                                     I, 1-5

MUNICIPAL

Escrowed to Maturity
General Obligation Bonds
Notes
Pre-Refunded Bonds
Revenue Bonds
Variable Rate Daily

NON DOLLAR

Commingled Funds
Dollar Bloc
Euro Bloc - EMU In
Euro Bloc - EMU Out
Non Dollar
Yen Bloc


                                     I, 1-6

G.   THE BOARD OF TRUSTEES, OFFICERS AND FUND OWNERSHIP

     The Board of Trustees is responsible for supervising the operation of the Fund. It establishes the Fund's major policies, reviews investments, and provides guidance to the Investment Manager and others who provide services to the Fund.

     The Audit Committee of the Board of Trustees held two meetings during the most recently completed fiscal year. The present members of the Audit Committee are Steve A. Garban, Dean O. Morton, Michael S. Scott Morton and James M. Storey. The duties of this Committee include meeting with representatives of the Trust's independent accountants both to review the range of the accountants' activities and to discuss the Trust's system of internal controls. Thereafter, the Committee reports to the Board on the Committee's findings and recommendations concerning internal accounting matters as well as its recommendation for retention or dismissal of the auditing firm.

     The Governance Committee of the Board of Trustees met once during the most recently completed fiscal year. The present members of the Governance Committee of each Board of Trustees are Steve A. Garban, Dean O. Morton, Toby Rosenblatt and Michael S. Scott Morton. The duties of this Committee include consideration of recommendations on nominations for Trustees, review of the composition of the Board, and recommendations respecting attendance, frequency of meetings, compensation and similar matters. The Governance Committee will consider nominees recommended by shareholders; shareholders may submit recommendations to the attention of the Secretary of the Trust, One Financial Center, 30th Floor, Boston, Massachusetts 02111.

     The Valuation Committee of the Board of Trustees did not meet during the most recently completed fiscal year. The present members of the Valuation Committee are Steve A. Garban and Michael S. Scott Morton. The duties of this Committee are: to establish broad policies respecting Fund investments in restricted securities and the valuation of securities; to approve the proposed acquisition of certain securities; and to approve the valuation method of investments for which reliable market valuations are not available to the Investment Manager. An internal valuation committee of the Investment Manager, which meets on a regular basis to discuss liquidity and valuation issues, is subject to oversight by the Valuation Committee. At each regularly scheduled meeting of the full Board any valuation methodology approved by the Valuation Committee is submitted for approval.

     The Trustees and principal officers of the Trust are identified below, together with biographical information.


                                     I, 1-7

                                            TERM OF
                                          OFFICE AND                                   NUMBER OF FUNDS
                           POSITION(S)     LENGTH OF                                   IN FUND COMPLEX      OTHER DIRECTORSHIPS
 NAME, ADDRESS               HELD            TIME          PRINCIPAL OCCUPATIONS         OVERSEEN BY             HELD BY
   AND AGE(a)              WITH FUND       SERVED(b)        DURING PAST 5 YEARS        TRUSTEE/OFFICER(c)     TRUSTEE/OFFICER
----------------------- --------------- --------------- ----------------------------- ------------------- ------------------------
INDEPENDENT TRUSTEES

Bruce R. Bond (56)      Trustee         Since 1999      Retired; formerly Chairman            24          Ceridian Corporation
                                                        of the Board, Chief
                                                        Executive Officer and
                                                        President, PictureTel
                                                        Corporation (video
                                                        conferencing systems)

Steve A. Garban         Trustee         Since 1997      Retired; formerly Senior              44          Metropolitan Series
(65)                                                    Vice President for Finance                        Fund, Inc.(d)
                                                        and Operations and
                                                        Treasurer,
                                                        The Pennsylvania State
                                                        University

Dean O. Morton (70)     Trustee         Since 1987      Retired; formerly Executive           44          The Clorox Company;
                                                        Vice President, Chief                             KLA-Tencor Corporation;
                                                        Operating Officer and                             BEA Systems, Inc.;
                                                        Director, Hewlett-Packard                         Cepheid; Pharsight
                                                        Company (computer                                 Corporation; and
                                                        manufacturer)                                     Metropolitan Series
                                                                                                          Fund, Inc.(d)

Susan M. Phillips (58)  Trustee         Since 1998      Dean, School of Business              24          None
                                                        and Public Management,
                                                        George Washington
                                                        University; formerly a
                                                        member of the Board of
                                                        Governors of the Federal
                                                        Reserve System and Chairman
                                                        and Commissioner of the
                                                        Commodity Futures Trading
                                                        Commission

Toby Rosenblatt (64)    Trustee         Since 1993      President, Founder                    44          A. P. PHARMA, Inc.; and
                                                        Investments Ltd.                                  Metropolitan Series
                                                        (investments); formerly,                          Fund, Inc.(d)
                                                        President, The Glen Ellen
                                                        Company (private investment
                                                        firm)

Michael S. Scott        Trustee         Since 1987      Jay W. Forrester Professor            44          Metropolitan Series
Morton                                                  of Management, Sloan School                       Fund, Inc.(d)
(65)                                                    of Management,
                                                        Massachusetts Institute of
                                                        Technology

                                     I, 1-8

                                            TERM OF
                                          OFFICE AND                                   NUMBER OF FUNDS
                           POSITION(S)     LENGTH OF                                   IN FUND COMPLEX      OTHER DIRECTORSHIPS
 NAME, ADDRESS               HELD            TIME          PRINCIPAL OCCUPATIONS         OVERSEEN BY             HELD BY
   AND AGE(a)              WITH FUND       SERVED(b)        DURING PAST 5 YEARS        TRUSTEE/OFFICER(c)     TRUSTEE/OFFICER
----------------------- --------------- --------------- ----------------------------- ------------------- ------------------------
James M. Storey         Trustee         Since 2002      Attorney; formerly Partner,           24          SEI Investments Funds
(71)                                                    Dechert (law firm)                                (consisting of 104
                                                                                                          portfolios); The
                                                                                                          Massachusetts Health &
                                                                                                          Education Tax-Exempt
                                                                                                          Trust

INTERESTED TRUSTEE

Richard S. Davis (57)   Trustee         Since 2000      Chairman of the Board,                24          None
                                                        President and Chief
                                                        Executive Officer of State
                                                        Street Research &
                                                        Management Company;
                                                        previously, Senior Vice
                                                        President, Fixed Income
                                                        Investments, Metropolitan
                                                        Life Insurance Company and
                                                        Managing Director, J.P.
                                                        Morgan

OFFICERS

John R. Borzilleri,     Vice President  Since 2002      Managing Director, State Street        3          None
MD                                      (previously     Research & Management Company;
(44)                                    served from     formerly, Senior Vice President,
                                        1999 to 2001)   Vice President and equity analyst,
                                                        State Street Research &
                                                        Management Company

                                     I, 1-9

                                            TERM OF
                                          OFFICE AND                                   NUMBER OF FUNDS
                           POSITION(S)     LENGTH OF                                   IN FUND COMPLEX      OTHER DIRECTORSHIPS
 NAME, ADDRESS               HELD            TIME          PRINCIPAL OCCUPATIONS         OVERSEEN BY             HELD BY
   AND AGE(a)              WITH FUND       SERVED(b)        DURING PAST 5 YEARS        TRUSTEE/OFFICER(c)     TRUSTEE/OFFICER
----------------------- --------------- --------------- ----------------------------- ------------------- ------------------------
C. Kim Goodwin (43)     Vice President  Since 2002      Managing Director and Chief           22          NONE
                                                        Investment Officer-Equities
                                                        of State Street Research &
                                                        Management Company;
                                                        formerly, Chief Investment
                                                        Officer-U.S. Growth
                                                        Equities, American Century;
                                                        and Senior Vice President
                                                        and portfolio manager,
                                                        Putnam Investments

John H. Kallis (62)     Vice President  Since 1987      Senior Vice President of              11          None
                                                        State Street Research &
                                                        Management Company

                                     I, 1-10

                                            TERM OF
                                          OFFICE AND                                   NUMBER OF FUNDS
                           POSITION(S)     LENGTH OF                                   IN FUND COMPLEX      OTHER DIRECTORSHIPS
 NAME, ADDRESS               HELD            TIME          PRINCIPAL OCCUPATIONS         OVERSEEN BY             HELD BY
   AND AGE(a)              WITH FUND       SERVED(b)        DURING PAST 5 YEARS        TRUSTEE/OFFICER(c)     TRUSTEE/OFFICER
----------------------- --------------- --------------- ----------------------------- ------------------- ------------------------
John S. Lombardo (48)   Vice President  Since 2001      Managing Director, Chief Financial    24          None
                                                        Officer and Director
                                                        of State Street Research &
                                                        Management Company;
                                                        formerly, Executive Vice President,
                                                        State Street Research & Management
                                                        Company; and Senior Vice President,
                                                        Product and Financial Management,
                                                        MetLife Auto & Home

Dan R. Strelow          Vice President  Since 2002      Managing Director, State              15          None
(43)                                                    Street Research &
                                                        Management Company;
                                                        formerly Executive Vice
                                                        President and Senior Vice
                                                        President, State Street
                                                        Research & Management
                                                        Company

Douglas A. Romich       Treasurer       Since 2001      Senior Vice President and             24          None
(46)                                                    Treasurer of State Street
                                                        Research & Management
                                                        Company; formerly, Vice
                                                        President of State Street
                                                        Research & Management
                                                        Company

Francis J. McNamara,    Secretary       Since 1995      Managing Director,                    24          None
III (47)                                                General Counsel and
                                                        Secretary of State Street
                                                        Research & Management
                                                        Company; formerly, Executive
                                                        Vice President, State
                                                        Street Research &
                                                        Management Company

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 20 separate portfolios.


                                     I, 1-11

FUND OWNERSHIP

     The table below contains information on the State Street Research Funds owned by the Trustees:

                             DOLLAR RANGE OF
                            EQUITY SECURITIES IN         AGGREGATE DOLLAR RANGE OF
                           STATE STREET RESEARCH       EQUITY SECURITIES IN ALL STATE
   NAME OF TRUSTEE        GOVERNMENT INCOME FUND(a)       STREET RESEARCH FUNDS(b)
   ---------------        -------------------------    ------------------------------
Bruce R. Bond             none                         None
Richard S. Davis          $1 - $1000                   $10,001 - $50,000
Steve A. Garban           none                         over $100,000
Dean O. Morton            none                         over $100,000
Susan M. Phillips         none                         over $100,000
Toby Rosenblatt           none                         over $100,000
Michael S. Scott Morton   over $100,000                over $100,000
James M. Storey           none                         over $100,000

(a)  The figure in this column is for the 12 months ended December 31, 2002.

(b) Includes ownership in all series of 10 investment companies for which the Investment Manager serves as sole investment adviser. The figure in this column is for the 12 months ended December 31, 2002.

     As of January 31, 2003, the Trustees and principal officers of State Street Research Financial Trust as a group owned approximately 32% of the Fund's outstanding Class S shares, and no shares of the Fund's Class A, Class B(1), Class B or Class C shares.

     H.   PRINCIPAL HOLDERS OF SECURITIES

     The following persons or entities were the record and/or beneficial owners of the following approximate percentages of the Government Income Fund's outstanding shares. All information is as of January 31, 2003.


      CLASS                  SHAREHOLDER                    % OF CLASS
      -----                  -----------                    ----------
       A            Merrill Lynch                           28.4
       B(1)         Merrill Lynch                           7.8
       B            Merrill Lynch                           14.9
       C            Merrill Lynch                           32.7
       S            Chase Manhattan Bank                    35.4
                    Turtle & Co.                            30.5

                                     I, 1-12

The full name and address of each of the above persons or entities are as follows:

         Merrill Lynch Pierce Fenner & Smith, Inc.
         for the sole benefit of its customers
         4800 Deerlake Drive East
         Jacksonville, FL  32246

         Chase Manhattan Bank, N.A. (a)(b)
         Pension Plans in MetLife Savings
         Plan Program Trust dtd 1-1-91
         4 New York Plaza
         New York, NY  10004

         Turtle & Company (d)
         P.O. Box 9427
         Boston, MA  02209
-----------------------

(a) The Fund believes that each named record holder does not have beneficial ownership of such shares.
(b) Chase Manhattan Bank, N.A. holds such shares as trustee under certain employee benefit plans serviced by MetLife Securities, Inc.
(c) Turtle & Co. is a nominee name for shares held in private advisory accounts managed by the Investment Manager.

                                     I, 1-13

     The beneficial owner of 25% or more of a voting security is presumed to have "control" for purposes of the 1940 Act, absent a determination to the contrary by the Securities and Exchange Commission. A person who controls a particular Fund or a class of shares of a Fund could have effective control over the outcome of matters submitted to a vote of shareholders of that Fund or class. For example, a person with such ownership could significantly affect the approval of a Rule 12b-1 plan proposal for a particular class.

     I.   TRUSTEE COMPENSATION

     The Trustees of State Street Research Financial Trust were compensated as follows:

                                                                    TOTAL                 TOTAL COMPENSATION
                                                                COMPENSATION                FROM ALL STATE
                                      AGGREGATE                   FROM ALL               STREET RESEARCH FUNDS
                                    COMPENSATION                STATE STREET               AND METROPOLITAN
                               FROM GOVERNMENT INCOME          RESEARCH FUNDS              SERIES FUND, INC.
NAME OF TRUSTEE                        FUND(a)               PAID TO TRUSTEES (b)        PAID TO TRUSTEES (c)
---------------                ----------------------      ----------------------        ----------------------

Bruce R. Bond                    $           4,215         $            77,500         $               77,500
Richard S. Davis                 $             ---         $               ---         $                  ---
Steve A. Garban                  $           4,620         $            84,700         $              119,200
Dean O. Morton                   $           4,905         $            89,700         $              119,700
Susan M. Phillips                $           4,215         $            77,500         $               77,500
Toby Rosenblatt                  $           4,344         $            79,900         $              108,900
Michael S. Scott Morton          $           4,905         $            89,700         $              119,700
James M. Storey                  $           3,056         $            69,400         $               69,400
--------------

(a) For the Government Income Fund's fiscal year ended October 31, 2002. The Government Income Fund does not provide any pension or retirement benefits for the Trustees.

(b) Includes compensation on behalf of all series of 11 investment companies for which the Investment Manager serves as sole investment adviser. The figure in this column is for the 12 months ended December 31, 2002.

(c) Includes compensation on behalf of all series of 11 investment companies for which the Investment Manager serves as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers LLC, which has retained State Street Research & Management Company and other unrelated managers as sub-advisers to certain series of Metropolitan Series Fund, Inc. The figures indicated in this column include compensation relating to all series of Metropolitan Series Fund, Inc., including those sub-advised by State Street Research & Management Company and those sub-advised by unrelated managers. "Total Compensation From All State Street Research Funds and Metropolitan Series Fund, Inc." is for the 12 months ended December 31, 2002.


                                     I, 1-14

     J.   INVESTMENT ADVISORY FEE

     The advisory fee payable monthly by the Government Income Fund to the Investment Manager is computed as a percentage of the average of the value of the net assets of the Government Income Fund as determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The Distributor and its affiliates have from time to time and in varying amounts voluntarily assumed some portion of fees or expenses relating to the Government Income Fund.

     The annual advisory fee rate is 0.60% of the first $500 million of fund assets, annually, 0.55% of the next $500 million, and 0.50% of any amount over $1 billion.

     The advisory fees for investment management and the payments for other assistance and services paid by the Fund to the Investment Manager for the last three fiscal years were as follows:

                                                                  PAYMENTS FOR
                                                                 OTHER ASSISTANCE
                                                ADVISORY FEES      AND SERVICES
                                                -------------    ----------------
     Fiscal year ended October 31, 2002          $4,267,187        $81,398
     Fiscal year ended October 31, 2001          $3,825,596        $93,853
     Fiscal year ended October 31, 2000          $3,649,845        $21,800

     For more information on the investment advisory arrangements, see
Section II, D of this Statement of Additional Information.

     K.   PORTFOLIO TURNOVER

     The Government Income Fund's portfolio turnover rate is determined by dividing the lesser of securities purchases or sales for a year by the monthly average value of securities held by the Government Income Fund (excluding, for purposes of this determination, securities the maturities of which as of the time of their acquisition were one year or less).

     The portfolio turnover rates for the last two fiscal years were as follows:

                                               PORTFOLIO TURNOVER RATES
                                               ------------------------
         Fiscal year ended October 31, 2002          175.05%
         Fiscal year ended October 31, 2001          134.55%

     For more information on portfolio turnover, see Section II, H of this Statement of Additional Information.

     The Investment Manager believes that the portfolio turn over rate for the fiscal year ended October 31, 2002 was significantly higher than the prior
period because                         .


                                     I, 1-15

     L.   BROKERAGE COMMISSIONS

     Brokerage commissions paid by the Government Income Fund in secondary trading during the last three fiscal years were as follows:

         Fiscal year ended October 31, 2002          $ 45,829
         Fiscal year ended October 31, 2001          $ 36,022
         Fiscal year ended October 31, 2000          $ 36,414

     As of the fiscal year ended October 31, 2002, the Government Income Fund held the following amounts of securities of entities that might be deemed to be regular broker-dealers of the Fund, as defined under the 1940 Act: Lehman Brothers, Inc. ($24,161,000); Morgan Stanley Co. ($8,642,000); Salomon Smith Barney Inc. ($8,155,000); Chase Securities, Inc. ($7,273,000); Bear Stearns & Co. ($6,574,000); and Merrill Lynch, Pierce, Fenner & Smith, Inc. ($1,718,000).

     For more information on brokerage commissions, see Section II, H of this Statement of Additional Information.

     M.   SALES CHARGES ON SHARES

     Total sales charges on Class A shares paid to the Distributor, and the amounts retained by the Distributor after reallowance of concessions to dealers, for the past three fiscal years were as follows:

FRONT-END SALES CHARGES (CLASS A)

                                                                  RETAINED BY DISTRIBUTOR
                                                                   AFTER REALLOWANCE OF
                                             TOTAL SALES CHARGES  CONCESSIONS TO DEALERS
                                             ------------------   -----------------------
         Fiscal year ended October 31, 2002     $1,362,515               $240,733
         Fiscal year ended October 31, 2001     $  711,503               $ 40,749
         Fiscal year ended October 31, 2000     $  565,713               $ 70,461

     For the past three fiscal years, the Distributor received contingent deferred sales charges upon redemption of Class A, Class B(1), Class B and Class C shares of the Fund and paid initial commissions to securities dealers for sales of such shares as follows:


                                     I, 1-16

CONTINGENT DEFERRED SALES CHARGES (CLASSES A, B(1), B AND C)

                   FISCAL YEAR ENDED                FISCAL YEAR ENDED                     FISCAL YEAR ENDED
                   OCTOBER 31, 2002                 OCTOBER 31, 2001                       OCTOBER 31, 2000
                   ----------------                 -----------------                     -----------------
             CONTINGENT     COMMISSIONS       CONTINGENT         COMMISSIONS        CONTINGENT        COMMISSIONS
              DEFERRED        PAID TO          DEFERRED            PAID TO           DEFERRED           PAID TO
            SALES CHARGES     DEALERS        SALES CHARGES         DEALERS         SALES CHARGES        DEALERS
            -------------   -----------      -------------      -------------      -------------     -------------
Class A     $         0     $ 1,121,782      $         0        $    670,754       $          0      $   495,252
Class B(1)  $   349,767     $ 1,208,958      $    45,627        $  1,208,164       $    100,457      $   860,442
Class B     $    58,295     $        40      $    42,990        $          0       $    166,464      $     2,110
Class C     $     5,791     $    65,243      $       625        $     61,274       $     13,541      $    35,879


     For more information about sales charges, see Section II, J of this Statement of Additional Information.

     N.   RULE 12b-1 FEES

     The Fund has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan(s)"). Under the Distribution Plans, the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares of the Fund. Under the Distribution Plans, the Fund provides the Distributor with a service fee at an annual rate of 0.25% on the average daily net assets of Class A, Class B(1), Class B and Class C shares. The Fund also provides a distribution fee at an annual rate of (i) up to 0.15% on the average daily net assets of Class A shares, and (ii) 0.75% on the average daily net assets of Class B(1), Class B and Class C shares. The service and distribution fees are used to cover personal services and/or the maintenance of shareholder accounts provided by the Distributor, brokers, dealers, financial professionals or others, and sales, promotional and marketing activities relating to the respective classes.

     Under the Distribution Plan covering Class A, Class B and Class C shares, the Fund's payments are intended to reimburse the Distributor for expenditures incurred under the plan, and any unused payments are returnable to the Fund.

     Under the Distribution Plan covering Class B(1) shares, the Fund's payments compensate the Distributor for services and expenditures incurred under the plan and none of the payments are returnable to the Fund.

                                     I, 1-17

     During the fiscal year ended October 31, 2002, the Government Income Fund paid fees under the distribution plan and the fees were used as set forth below. The Distributor may have also used additional resources of its own for further expenses.

                                                       CLASS A         CLASS B(1)        CLASS B         CLASS C
                                                       -------         ----------        -------         -------

Advertising                                       $      64,897       $    22,005    $           0      $     9,776

Printing and mailing of prospectuses to                  13,964             4,690
  other than current shareholders                                                                0            2,118

Compensation to dealers                                 771,989           641,705          271,776          137,164

Compensation to sales personnel                         455,577           153,768                0           67,705

Interest                                                      0                 0                0                0

Carrying or other financing charges                           0                 0                0                0

Other expenses: marketing; general                      269,859            91,804            2,018           40,399
                                                  -------------       -----------    -------------      -----------

Fees to offset carryforwards*                                 0                 0          466,802                0

Total Fees                                        $   1,576,287       $   914,028    $     740,596      $   257,162
                                                  =============       ===========    =============      ===========

Unreimbursed expenses carried forward:
       Amount                                     $   3,837,379             N/A**    $   1,740,970   $    1,956,702
       % of net assets at year end                        0.69%             N/A**            2.33%            6.18%

---------------
  *Net fees result from the timing of expenditures and are used against prior expenses.
**The Class B(1) Distribution Plan compensates the Distributor regardless of its expenses. As a result, there exist no unreimbursed expenses carried forward to future years.

     For more information about Rule 12b-1 fees, see Section II, J of this Statement of Additional Information.

     O.   PERFORMANCE

     All calculations of performance data in this section reflect voluntary measures, if any, by the Investment Manager or its affiliates to reduce fees or expenses relating to the Government Income Fund.

     Performance data for a specified class includes periods prior to the adoption of class designations in 1993. At that time, new share class designations were assigned based on the pricing applicable to shares sold thereafter and higher Rule 12b-1 fees were imposed.

     Performance for Class B(1) shares reflects Class B performance through December 31, 1998. Class B(1) shares were introduced on January 1, 1999.


                                     I, 1-18

Comparative information on the return of each class of shares is set forth below:

                                                       ONE YEAR               FIVE YEARS               10 YEARS
                                                         ENDED                   ENDED                   ENDED
                                                   OCTOBER 31, 2002        OCTOBER 31, 2002        OCTOBER 31, 2002
                                                   ----------------        ----------------        ----------------
CLASS A

Average Annual Total Return                             0.11%                   5.69%                    6.44%

Average Annual Total Return
   (After Taxes on Distributions)                      (1.98%)                  3.25%                    3.87%

Average Annual Total Return
   (After Taxes on Distributions and Redemption)        0.01%                   3.30%                    3.84%

CLASS B(1)

Average Annual Total Return                            (0.83%)                  5.52%                    6.14%

Average Annual Total Return
   (After Taxes on Distributions)                      (2.74%)                  3.33%                    3.85%

Average Annual Total Return
   (After Taxes on Distributions and Redemption)       (0.55%)                  3.30%                    3.77%

CLASS B

Average Annual Total Return                            (0.77%)                  5.59%                    6.17%

Average Annual Total Return
   (After Taxes on Distributions)                      (2.68%)                  3.40%                    3.88%

Average Annual Total Return
   (After Taxes on Distributions and Redemption)       (0.52%)                  3.36%                    3.80%

CLASS C

Average Annual Total Return                             3.20%                   5.91%                    6.18%

Average Annual Total Return
   (After Taxes on Distributions)                       1.30%                   3.75%                    3.89%

Average Annual Total Return
   (After Taxes on Distributions and Redemption)        1.90%                   3.64%                    3.80%

CLASS S

Average Annual Total Return                             5.22%                   6.97%                    7.19%

Average Annual Total Return
   (After Taxes on Distributions)                       2.91%                   4.38%                    4.50%

Average Annual Total Return
   (After Taxes on Distributions and Redemption)        3.12%                   4.27%                    4.40%


                                     I, 1-19

NONSTANDARD TOTAL RETURN

     The nonstandard total return of each class of shares of the Government Income Fund for the six months ended October 31, 2002, without taking sales charges into account, was as follows:

                               Class A                   5.65%
                               Class B(1)                5.33%
                               Class B                   5.30%
                               Class C                   5.30%
                               Class S                   5.81%

YIELD

     The annualized yield of each class of shares of the Government Income Fund, based on the month of October 2002, was as follows:

                               Class A                   3.22%
                               Class B(1)                2.71%
                               Class B                   2.69%
                               Class C                   2.69%
                               Class S                   3.68%

DISTRIBUTION RATES

     The distribution rate of each class of shares of the Government Income Fund, based on the month of October 2002, was as follows:

                               Class A                   4.68%
                               Class B(1)                4.22%
                               Class B                   4.20%
                               Class C                   4.20%
                               Class S                   5.21%

     For more information about performance, see Section II, K of this Statement of Additional Information.

                                     I, 1-20

2.   STATE STREET RESEARCH INTERNATIONAL EQUITY FUND

     The information in this part 2 of Section I relates only to State Street Research International Equity Fund (the "International Equity Fund" or the "Fund"). For information on other Funds, see the Table of Contents.

     A.   THE FUND

     The Fund is the successor to State Street Research International Equity Fund, originally organized in 1992 as a series of State Street Research Portfolios, Inc., a Maryland corporation. The Fund was organized in 1999 as a separate series of State Street Research Financial Trust, a Massachusetts business trust (the "Trust"). The Trust is an "open-end" management investment company, as defined in the 1940 Act. A "series" is a separate pool of assets of the Trust which is separately managed and may have a different investment objective and different investment policies from the objective and policies of another series. The Trust currently is comprised of the following series: State Street Research Government Income Fund, State Street Research Strategic Income Plus Fund, State Street Research Strategic Portfolios: Aggressive, State Street Research International Equity Fund, State Street Research Health Sciences Fund and State Street Research Concentrated Growth Fund.

     The Fund is "diversified" as that term is defined in the 1940 Act. Among other things, a diversified fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer or invest in more than 10% of the outstanding voting securities of an issuer.

     Under the Trust's Master Trust Agreement, the Trustees may reorganize, merge or liquidate the Fund without prior shareholder approval.

     B.   INVESTMENT OBJECTIVE

     The investment objective of State Street Research International Equity Fund is a nonfundamental policy and may be changed without shareholder approval.

     C.   FUNDAMENTAL AND NONFUNDAMENTAL RESTRICTIONS

     The International Equity Fund has adopted the following investment restrictions, and those investment restrictions are either fundamental or not fundamental. Fundamental restrictions may not be changed except by the affirmative vote of a majority of the outstanding voting securities of the International Equity Fund. Restrictions that are not fundamental may be changed without a shareholder vote.


                                     I, 2-1

FUNDAMENTAL INVESTMENT RESTRICTIONS.

     It is the International Equity Fund's policy:

     (1) not to borrow money or purchase securities on margin, provided, however, that this restriction shall not prohibit the Fund from (a) obtaining such short-term credits as are necessary for the clearance of portfolio transactions, (b) temporarily borrowing up to 5% of the value of the Fund's total assets for extraordinary or emergency purposes, such as for permitting redemption requests to be honored which might otherwise require the sale of securities at a time when it is not in the Fund's best interests or (c) purchasing securities on a "when-issued" or "forward commitment" basis. Collateral arrangements entered into by the Fund to make margin deposits in connection with futures contracts, including options on futures contracts, are not for these purposes deemed to be the purchase of a security on margin. The aggregate amount of obligations identified in (a), (b) and (c) above, when incurred, will not exceed one-third of the amount by which the Fund's total assets exceed its total liabilities (excluding the liabilities represented by such obligations). If at any time the Fund's obligations of such type exceed the foregoing limitation, such obligations will be promptly reduced to the extent necessary to comply with the limitation. The Fund will not issue senior securities, other than those which represent obligations under (a), (b) and (c). For purposes hereof, writing covered call and put options and entering into futures contracts and options thereon to the extent permitted by the investment policies described in the Prospectus shall not be deemed to involve the issuance of senior securities or borrowings;

     (2) not to engage in the underwriting of securities of other issuers, except to the extent that in selling portfolio securities, it may be deemed to be a "statutory" underwriter for purposes of the Securities Act of 1933;

     (3) not to purchase or sell real estate or real estate interests (except that the Fund may invest up to 10% of its total assets in: (i) readily marketable securities of issuers which deal in real estate or mortgages; and (ii) readily marketable securities which are secured by real estate or interests therein, and the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of such securities;

     (4) not to acquire securities for the purpose of exercising control over the management of any company or if such acquisition would thereupon cause more than 25% of the value of the Fund's total assets to consist of (1) securities

          (other than securities issued or guaranteed by the United States government, its agencies and instrumentalities) which, together with other securities of the same issuer, constitute more than 5% of the value of the Fund's total assets and (2) voting securities of issuers more than 10% of whose outstanding voting securities are owned by the Fund;


                                     I, 2-2

     (5) not to make any investment which would cause more than 25% of the value of the Fund's total assets to be invested in securities of issuers principally engaged in any one industry, as based on industry classifications as may be described in the Fund's Prospectus or Statement of Additional Information, as amended from time to time;

     (6) not to invest in physical commodities or physical commodity contracts or options in excess of 10% of the Fund's total assets, except that investments in essentially financial items or arrangements such as, but not limited to, swap arrangements, hybrids, currencies, currency and other forward contracts, delayed delivery and when issued contracts, futures contracts and options on futures contracts on securities, securities indices, interest rates and currencies, shall not be deemed investments in commodities or commodities contracts; and

     (7) not to lend money directly to natural persons; however, the Fund may lend portfolio securities and purchase bonds, debentures, notes, bills and any other debt-related instruments or interests directly from the issuer thereof or in the open market and may enter into repurchase transactions collateralized by obligations of the U.S. Government and its agencies and instrumentalities or other high quality securities.

NONFUNDAMENTAL INVESTMENT RESTRICTIONS.

     It is International Equity Fund's policy:

     (1) not to purchase a security issued by another investment company, except to the extent permitted under the 1940 Act or any exemptive order from the Securities and Exchange Commission or except by purchases in the open market involving only customary brokers' commissions, or securities acquired as dividends or distributions or in connection with a merger, consolidation or similar transaction or other exchange;

     (2) not to purchase any security or enter into a repurchase agreement if as a result more than 15% of its net assets would be invested in securities that are illiquid (including repurchase agreements not entitling the holder to payment of principal and interest within seven days;

     (3) not to make any short sale or participate on a joint or joint and several basis in any trading account in securities. The latter policy, however, does not prohibit combining orders for portfolio securities;

     (4) not to engage in transactions in options except in connection with options on securities, securities indices, currencies and interest rates, and options on futures on securities, securities indices, currencies and interest rates; and


                                     I, 2-3

     (5) to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks and equity-related securities, as such term is defined in the Prospectus. In connection with any change in this policy, the Fund shall comply with the shareholder notice requirements set forth in Rule 35d-1 under the 1940 Act.

     D.   RESTRICTED SECURITIES

     It is the Fund's policy not to make an investment in restricted securities, including Rule 144A Securities, if, as a result, more than 35% of the Fund's total assets are invested in restricted securities, provided not more than 10% of the Fund's total assets are invested in restricted securities other than Rule 144A Securities.

     E.   FOREIGN INVESTMENTS

     The Fund reserves the right to invest without limitation in securities of non-U.S. issuers directly, or indirectly in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs").

     F.   INDUSTRY CLASSIFICATIONS

     In determining how much of the portfolio is invested in a given industry, the following industry classifications are currently used. Industry classifications are subject to change from time to time. Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations or sponsored enterprises (including repurchase agreements involving U.S. Government securities to the extent excludable under relevant regulatory interpretations) are excluded. Securities issued by foreign governments are also excluded. Companies engaged in the business of financing may be classified according to the industries of their parent or sponsor companies or industries that otherwise most affect such financing companies. Issuers of asset-backed pools will be classified as separate industries based on the nature of the underlying assets, such as mortgages and credit card receivables. "Asset-backed--Mortgages" includes private pools of nongovernment-backed mortgages.


                                     I, 2-4

AUTOS & TRANSPORTATION

Air Transport
Auto Parts
Automobiles
Miscellaneous Transportation
Railroad Equipment
Railroads
Recreational Vehicles & Boats
Tires & Rubber
Truckers

CONSUMER DISCRETIONARY

Advertising Agencies
Casino/Gambling, Hotel/Motel
Commercial Services
Communications, Media & Entertainment
Consumer Electronics
Consumer Products
Consumer Services
Household Furnishings
Leisure Time
Photography
Printing & Publishing
Restaurants
Retail
Shoes
Textile & Apparel Manufacturers
Toys

CONSUMER STAPLES

Beverages
Drug & Grocery Store Chains
Foods
Household Products
Tobacco

FINANCIAL SERVICES

Banks & Savings and Loans
Financial Data Processing Services & Systems
Insurance
Miscellaneous Financial
Real Estate Investment Trusts
Rental & Leasing Services:  Commercial
Securities Brokerage & Services

HEALTH CARE

Drugs & Biotechnology
Health Care Facilities
Health Care Services
Hospital Supply
Service Miscellaneous

INTEGRATED OILS

Oil:  Integrated Domestic
Oil:  Integrated International

MATERIALS & PROCESSING

Agriculture
Building & Construction
Chemicals
Containers & Packaging
Diversified Manufacturing
Engineering & Contracting Services
Fertilizers
Forest Products
Gold & Precious Metals
Miscellaneous Materials & Processing
Non-Ferrous Metals
Office Supplies
Paper and Forest Products
Real Estate & Construction
Steel
Textile Products

OTHER

Trust Certificates--Government Related
Lending
Asset-backed--Mortgages
Asset-backed--Credit Card Receivables
Miscellaneous
Multi-Sector Companies

OTHER ENERGY

Gas Pipelines
Miscellaneous Energy
Offshore Drilling
Oil and Gas Producers
Oil Well Equipment & Services

PRODUCER DURABLES

Aerospace
Electrical Equipment & Components
Electronics:  Industrial
Homebuilding
Industrial Products
Machine Tools
Machinery
Miscellaneous Equipment
Miscellaneous Producer Durables
Office Furniture & Business Equipment
Pollution Control and Environmental Services
Production Technology Equipment
Telecommunications Equipment

TECHNOLOGY

Communications Technology
Computer Software
Computer Technology
Electronics
Electronics:  Semi-Conductors/Components
Miscellaneous Technology

UTILITIES

Miscellaneous Utilities
Utilities:  Cable TV & Radio
Utilities:  Electrical
Utilities:  Gas Distribution
Utilities: Telecommunications
Utilities:  Water

                                     I, 2-5

G.   THE BOARD OF TRUSTEES, OFFICERS AND FUND OWNERSHIP

     The Board of Trustees is responsible for supervising the operation of the Fund. It establishes the Fund's major policies, reviews investments, and provides guidance to the Investment Manager and others who provide services to the Fund.

     The Audit Committee of the Board of Trustees held two meetings during the most recently completed fiscal year. The present members of the Audit Committee are Steve A. Garban, Dean O. Morton, Michael S. Scott Morton and James M. Storey. The duties of this Committee include meeting with representatives of the Trust's independent accountants both to review the range of the accountants' activities and to discuss the Trust's system of internal controls. Thereafter, the Committee reports to the Board on the Committee's findings and recommendations concerning internal accounting matters as well as its recommendation for retention or dismissal of the auditing firm.

     The Governance Committee of the Board of Trustees met once during the most recently completed fiscal year. The present members of the Governance Committee of each Board of Trustees are Steve A. Garban, Dean O. Morton, Toby Rosenblatt and Michael S. Scott Morton. The duties of this Committee include consideration of recommendations on nominations for Trustees, review of the composition of the Board, and recommendations respecting attendance, frequency of meetings, compensation and similar matters. The Governance Committee will consider nominees recommended by shareholders; shareholders may submit recommendations to the attention of the Secretary of the Trust, One Financial Center, 30th Floor, Boston, Massachusetts 02111.

     The Valuation Committee of the Board of Trustees did not meet during the most recently completed fiscal year. The present members of the Valuation Committee are Steve A. Garban and Michael S. Scott Morton. The duties of this Committee are: to establish broad policies respecting Fund investments in restricted securities and the valuation of securities; to approve the proposed acquisition of certain securities; and to approve the valuation method of investments for which reliable market valuations are not available to the Investment Manager. An internal valuation committee of the Investment Manager, which meets on a regular basis to discuss liquidity and valuation issues, is subject to oversight by the Valuation Committee. At each regularly scheduled meeting of the full Board any valuation methodology approved by the Valuation Committee is submitted for approval.

     The Trustees and principal officers of the Trust are identified below, together with biographical information.


                                     I, 2-6

                                            TERM OF
                                          OFFICE AND                                   NUMBER OF FUNDS
                           POSITION(S)     LENGTH OF                                   IN FUND COMPLEX      OTHER DIRECTORSHIPS
 NAME, ADDRESS               HELD            TIME          PRINCIPAL OCCUPATIONS         OVERSEEN BY             HELD BY
   AND AGE(a)              WITH FUND       SERVED(b)        DURING PAST 5 YEARS        TRUSTEE/OFFICER(c)     TRUSTEE/OFFICER
----------------------- --------------- --------------- ----------------------------- ------------------- ------------------------
INDEPENDENT TRUSTEES

Bruce R. Bond (56)      Trustee         Since 1999      Retired; formerly Chairman            24          Ceridian Corporation
                                                        of the Board, Chief
                                                        Executive Officer and
                                                        President, PictureTel
                                                        Corporation (video
                                                        conferencing systems)

Steve A. Garban         Trustee         Since 1997      Retired; formerly Senior              44          Metropolitan Series
(65)                                                    Vice President for Finance                        Fund, Inc.(d)
                                                        and Operations and
                                                        Treasurer,
                                                        The Pennsylvania State
                                                        University

Dean O. Morton (70)     Trustee         Since 1987      Retired; formerly Executive           44          The Clorox Company;
                                                        Vice President, Chief                             KLA-Tencor Corporation;
                                                        Operating Officer and                             BEA Systems, Inc.;
                                                        Director, Hewlett-Packard                         Cepheid; Pharsight
                                                        Company (computer                                 Corporation; and
                                                        manufacturer)                                     Metropolitan Series
                                                                                                          Fund, Inc.(d)

Susan M. Phillips (58)  Trustee         Since 1998      Dean, School of Business              24          None
                                                        and Public Management,
                                                        George Washington
                                                        University; formerly a
                                                        member of the Board of
                                                        Governors of the Federal
                                                        Reserve System and Chairman
                                                        and Commissioner of the
                                                        Commodity Futures Trading
                                                        Commission

Toby Rosenblatt (64)    Trustee         Since 1993      President, Founder                    44          A. P. Pharma, Inc.; and
                                                        Investments Ltd.                                  Metropolitan Series
                                                        (investments); formerly,                          Fund, Inc.(d)
                                                        President, The Glen Ellen
                                                        Company (private investment
                                                        firm)

Michael S. Scott        Trustee         Since 1987      Jay W. Forrester Professor            44          Metropolitan Series
Morton                                                  of Management, Sloan School                       Fund, Inc.(d)
(65)                                                    of Management,
                                                        Massachusetts Institute of
                                                        Technology


                                     I, 2-7


                                            TERM OF
                                          OFFICE AND                                   NUMBER OF FUNDS
                           POSITION(S)     LENGTH OF                                   IN FUND COMPLEX      OTHER DIRECTORSHIPS
 NAME, ADDRESS               HELD            TIME          PRINCIPAL OCCUPATIONS         OVERSEEN BY             HELD BY
   AND AGE(a)              WITH FUND       SERVED(b)        DURING PAST 5 YEARS        TRUSTEE/OFFICER(c)     TRUSTEE/OFFICER
----------------------- --------------- --------------- ----------------------------- ------------------- ------------------------
James M. Storey         Trustee         Since 2002      Attorney; formerly Partner,           24          SEI Investment Funds
(71)                                                    Dechert (law firm)                                (consisting of 104
                                                                                                          portfolios); The
                                                                                                          Massachusetts Health &
                                                                                                          Education Tax-Exempt
                                                                                                          Trust

INTERESTED TRUSTEE

Richard S. Davis (57)   Trustee         Since 2000      Chairman of the Board,                24          None
                                                        President and Chief
                                                        Executive Officer of State
                                                        Street Research &
                                                        Management Company;
                                                        previously, Senior Vice
                                                        President, Fixed Income
                                                        Investments, Metropolitan
                                                        Life Insurance Company and
                                                        Managing Director, J.P.
                                                        Morgan

OFFICERS

John R. Borzilleri,     Vice President  Since 2002      Managing Director of State Street      3          None
MD                                      (previously     Research & Management Company,
(43)                                    served from     formerly, Senior Vice President,
                                        1999 to 2001)   State Street Research & Management
                                                        Company; formerly, Vice President
                                                        and equity analyst, State Street
                                                        Research & Management Company

                                     I, 2-8

                                            TERM OF
                                          OFFICE AND                                   NUMBER OF FUNDS
                           POSITION(S)     LENGTH OF                                   IN FUND COMPLEX      OTHER DIRECTORSHIPS
 NAME, ADDRESS               HELD            TIME          PRINCIPAL OCCUPATIONS         OVERSEEN BY             HELD BY
   AND AGE(a)              WITH FUND       SERVED(b)        DURING PAST 5 YEARS        TRUSTEE/OFFICER(c)     TRUSTEE/OFFICER
----------------------- --------------- --------------- ----------------------------- ------------------- ------------------------
C. Kim Goodwin (43)     Vice President  Since 2002      Managing Director and Chief           22          NONE
                                                        Investment Officer-Equities
                                                        of State Street Research &
                                                        Management Company;
                                                        formerly, Chief Investment
                                                        Officer-U.S. Growth
                                                        Equities, American Century;
                                                        and Senior Vice President
                                                        and portfolio manager,
                                                        Putnam Investments

John H. Kallis (62)     Vice President  Since 1987      Senior Vice President of              11          None
                                                        State Street Research &
                                                        Management Company

John S. Lombardo (48)   Vice President  Since 2001      Managing Director,                    24          None
                                                        Chief Financial Officer
                                                        and Director of State
                                                        Street Research &
                                                        Management Company;
                                                        formerly, Executive Vice
                                                        President, State Street Research
                                                        & Management Company, and Senior
                                                        Vice President, Product and
                                                        Financial Management,
                                                        MetLife Auto & Home

Dan R. Strelow          Vice President  Since 2002      Managing Director, State              15          None
(43)                                                    Street Research &
                                                        Management Company;
                                                        formerly Executive Vice
                                                        President and Senior Vice
                                                        President, State Street
                                                        Research & Management
                                                        Company


                                     I, 2-9

                                            TERM OF
                                          OFFICE AND                                   NUMBER OF FUNDS
                           POSITION(S)     LENGTH OF                                   IN FUND COMPLEX      OTHER DIRECTORSHIPS
 NAME, ADDRESS               HELD            TIME          PRINCIPAL OCCUPATIONS         OVERSEEN BY             HELD BY
   AND AGE(a)              WITH FUND       SERVED(b)        DURING PAST 5 YEARS        TRUSTEE/OFFICER(c)     TRUSTEE/OFFICER
----------------------- --------------- --------------- ----------------------------- ------------------- ------------------------
Douglas A. Romich       Treasurer       Since 2001      Senior Vice President and             24          None
(46)                                                    Treasurer of State Street
                                                        Research & Management
                                                        Company; formerly, Vice
                                                        President and Assistant Treasurer,
                                                        State Street Research &
                                                        Management Company

Francis J. McNamara,    Secretary       Since 1995      Managing Director,                    24          None
III (47)                                                General Counsel and
                                                        Secretary of State Street
                                                        Research & Management
                                                        Company; formerly, Executive
                                                        Vice President, State
                                                        Street Research &
                                                        Management Company


(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 11 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 20 separate portfolios.


                                     I, 2-10

FUND OWNERSHIP

     The table below contains information on the State Street Research Funds owned by the Trustees:

                                           DOLLAR RANGE OF
                                         EQUITY SECURITIES IN          AGGREGATE DOLLAR RANGE OF
                                        STATE STREET RESEARCH          EQUITY SECURITIES IN ALL
   NAME OF TRUSTEE                   INTERNATIONAL EQUITY FUND(a)    STATE STREET RESEARCH FUNDS(b)
   ---------------                   ----------------------------    ------------------------------
Bruce R. Bond                            none                                   None
Richard S. Davis                         $1 - $10,000                           $10,001 - $50,000
Steve A. Garban                          none                                   over $100,000
Dean O. Morton                           none                                   over $100,000
Susan M. Phillips                        none                                   over $100,000
Toby Rosenblatt                          none                                   over $100,000
Michael S. Scott Morton                  none                                   over $100,000
James M. Storey                          none                                   None

(c)  The figure in this column is for the 12 months ended December 31, 2002.

(d) Includes ownership in all series of 10 investment companies for which the Investment Manager serves as sole investment adviser. The figure in this column is for the 12 months ended December 31, 2002.

     As of January 31, 2003, the Trustees and principal officers of State Street Research Financial Trust as a group owned less than 1% of the Fund's outstanding Class S shares, and no shares of the Fund's Class A, Class B(1), Class B or Class C shares.

     H.   PRINCIPAL HOLDERS OF SECURITIES

     The following persons or entities were the record and/or beneficial owners of the following approximate percentages of the International Equity Fund's outstanding shares. Except as otherwise stated, the International Equity Fund believes that each named record holder does not have beneficial ownership of such shares. All information is as of January 31, 2003.

                                     I, 2-11

      CLASS                    SHAREHOLDER                    % OF CLASS
      -----                    -----------                    ----------
        A               Merrill Lynch                          9.8
        B(1)            Merrill Lynch                          7.6
        B               Merrill Lynch                          9.3
        C               Merrill Lynch                         21.8
        S               Chase Manhattan Bank                  46.0

The full name and address of each of the above persons or entities are as follows:

         Merrill Lynch Pierce Fenner & Smith, Inc.
         for the sole benefit of its customers
         4800 Deerlake Drive East
         Jacksonville, FL  32246

         Chase Manhattan Bank, N.A. (a)(b)
         Pension Plans in MetLife Savings
         4 New York Plaza
         New York, NY  10004


                                     I, 2-12

-----------------------

(a) The Fund believes that each named record holder does not have beneficial ownership of such shares.

(b) Chase Manhattan Bank, N.A. holds such shares as trustee under certain employee benefit plans serviced by MetLife Securities, Inc.

     The beneficial owner of 25% or more of a voting security is presumed to have "control" for purposes of the 1940 Act, absent a determination to the contrary by the Securities and Exchange Commission. A person who controls a particular Fund or a class of shares of a Fund could have effective control over the outcome of matters submitted to a vote of shareholders of that Fund or class. For example, a person with such ownership could significantly affect the approval of a Rule 12b-1 plan proposal for a particular class.

     I.   TRUSTEE COMPENSATION

     The Trustees of State Street Research Financial Trust were compensated as follows:

                                                                    TOTAL                 TOTAL COMPENSATION
                                                                COMPENSATION                FROM ALL STATE
                                      AGGREGATE                   FROM ALL               STREET RESEARCH FUNDS
                                    COMPENSATION                STATE STREET               AND METROPOLITAN
                                    INTERNATIONAL              RESEARCH FUNDS              SERIES FUND, INC.
NAME OF TRUSTEE                    EQUITY FUND(a)           PAID TO TRUSTEES (b)         PAID TO TRUSTEES (c)
---------------                    --------------           --------------------         --------------------
Bruce R. Bond                    $           1,777         $            77,500         $               77,500
Richard S. Davis                 $             ---         $               ---         $                  ---
Steve A. Garban                  $           1,948         $            84,700         $              119,200
Dean O. Morton                   $           2,070         $            89,700         $              119,700
Susan M. Phillips                $           1,779         $            77,500         $               77,500
Toby Rosenblatt                  $           1,835         $            79,900         $              108,900
Michael S. Scott Morton          $           2,070         $            89,700         $              119,700
James M. Storey                  $           1,287         $            69,400         $               69,400

(a) For the International Equity Fund's fiscal year ended October 31, 2002. The International Equity Fund does not provide any pension or retirement benefits for the Trustees.

(b) Includes compensation on behalf of all series of 11 investment companies for which the Investment Manager serves as sole investment adviser. The figure in this column is for the 12 months ended December 31, 2002.

(c) Includes compensation on behalf of all series of 11 investment companies for which the Investment Manager serves as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers LLC, which has retained State Street Research & Management Company and other unrelated managers as sub-advisers to certain series of Metropolitan Series Fund, Inc. The figures indicated in this column include compensation relating to all series of Metropolitan Series Fund, Inc. including those sub-advised by State Street Research &


                                     I, 2-13

     Management Company and those sub-advised by unrelated managers. "Total Compensation From All State Street Research Funds and Metropolitan Series Fund, Inc." is for the 12 months ended December 31, 2002.

     J.   INVESTMENT ADVISORY FEE

     The advisory fee payable monthly by the International Equity Fund to the Investment Manager is computed as a percentage of the average of the value of the net assets of the International Equity Fund as determined at the close of regular trading on the NYSE on each day the NYSE is open for trading. The Distributor and its affiliates have from time to time and in varying amounts voluntarily assumed some portion of fees or expenses relating to the International Equity Fund.

     The annual advisory fee rate is 0.95%.

     The advisory fees for investment management and the payments for other assistance and services paid by the Fund to the Investment Manager for the last three fiscal years were as follows:

                                                               PAYMENTS FOR
                                                              OTHER ASSISTANCE
                                            ADVISORY FEES       AND SERVICES
                                            -------------     ----------------
     Fiscal year ended October 31, 2002     $     604,394       $   87,766
     Fiscal year ended October 31, 2001     $     768,722       $   87,699
     Fiscal year ended October 31, 2000     $     833,055       $   28,100

     For more information on investment advisory arrangements, see Section II, D of this Statement of Additional Information.


     K.   DISTRIBUTOR'S PAYMENT OF FUND EXPENSES

     The Distributor and its affiliates have from time to time and in varying amounts voluntarily assumed some portion of fees and expenses relating to the Fund. Fees waived and/or expenses assumed for the last three fiscal years were as follows:

                                                                  FEES WAIVED
                                                                  OR EXPENSES
                                                                    ASSUMED
                                                                    -------
Fiscal year ended October 31, 2002                                $   383,694
Fiscal year ended October 31, 2001                                $   268,882
Fiscal year ended October 31, 2000                                $   208,931


                                     I, 2-14

     L.   PORTFOLIO TURNOVER

     The International Equity Fund's portfolio turnover rate is determined by dividing the lesser of securities purchases or sales for a year by the monthly average value of securities held by the International Equity Fund (excluding, for purposes of this determination, securities the maturities of which as of the time of their acquisition were one year or less).

                                              PORTFOLIO TURNOVER RATES
                                              ------------------------
         Fiscal year ended October 31, 2002          144.36%
         Fiscal year ended October 31, 2001          199.08%


     For more information on portfolio turnover, see Section II, H of this Statement of Additional Information.

     M.   BROKERAGE COMMISSIONS

     Brokerage commissions paid by the International Equity Fund in secondary trading during the last three fiscal years were as follows:

     Fiscal year ended October 31, 2002          $   338,658
     Fiscal year ended October 31, 2001          $   645,414
     Fiscal year ended October 31, 2000          $   355,292

     During and at the end of its most recent fiscal year, the International Equity Fund held the securities of the no entity that might be deemed to be a regular broker-dealer of the International Equity Fund, as defined under the 1940 Act.

     For more information on brokerage commissions, see Section II, H of this Statement of Additional Information.


                                     I, 2-15

     N.   SALES CHARGES ON SHARES

     Total sales charges on Class A shares paid to the Distributor, and the amounts retained by the Distributor after reallowance of concessions to dealers, for the past three fiscal years were as follows:

FRONT-END SALES CHARGES (CLASS A)

                                                               RETAINED BY DISTRIBUTOR
                                                                AFTER REALLOWANCE OF
                                          TOTAL SALES CHARGES  CONCESSIONS TO DEALERS
                                          -------------------  ----------------------
     Fiscal year ended October 31, 2002     $     518,242          $    202,747
     Fiscal year ended October 31, 2001     $     338,619          $    125,206
     Fiscal year ended October 31, 2000     $     273,120          $     36,357

     For the past three fiscal years, the Distributor received contingent deferred sales charges upon redemption of Class A, Class B(1), Class B and Class C shares of the Fund and paid initial commissions to securities dealers for sales of such shares as follows:

CONTINGENT DEFERRED SALES CHARGES (CLASSES A, B(1), B AND C)

                  FISCAL YEAR ENDED                   FISCAL YEAR ENDED                         FISCAL YEAR ENDED
                  OCTOBER 31, 2002                    OCTOBER 31, 2001                          OCTOBER 31, 2000
                  ----------------                    -----------------                         -----------------
             CONTINGENT        COMMISSIONS        CONTINGENT        COMMISSIONS          CONTINGENT         COMMISSIONS
              DEFERRED           PAID TO           DEFERRED           PAID TO             DEFERRED            PAID TO
            SALES CHARGES        DEALERS        SALES CHARGES         DEALERS           SALES CHARGES         DEALERS
            -------------      -----------      --------------     -------------        -------------      -------------
Class A    $          0        $   315,495       $          0      $     213,413       $           0       $    236,763
Class B(1) $     19,349        $    65,312       $      9,262      $     111,652       $      12,753       $    278,764
Class B    $      6,739        $         0       $      7,100      $           0       $      24,748       $      2,417
Class C    $      2,390        $     3,673       $         53      $      22,257       $         571       $     12,816

     For more information on sales charges, see Section II, J of this Statement of Additional Information.

     O.   REDEMPTION FEE

     The Fund may impose a redemption fee of 1.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for less than 30 days. The redemption fee is paid directly to the fund, and is not a sales load. The fee is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The redemption fee applies to shares purchased after April 1, 2002. The redemption fee may not apply in certain circumstances, such as redemptions on 401(k) plans, and in the event of a shareholder's death or disability.


                                     I, 2-16

EXCHANGE PRIVILEGE

     The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the Fund, the Fund may impose a redemption fee of 1.00% of the total exchange amount (calculated at market value) on exchanges of shares held less than 30 days. The Fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges the Fund determines are likely to have a negative effect on the Fund or other State Street Research funds. For additional information on the Fund's exchange privilege, please see Section II, F of this Statement of Additional Information.

     P.   RULE 12b-1 FEES

     The Fund has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan(s)"). Under the Distribution Plans, the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares of the Fund. Under the Distribution Plans, the Fund provides the Distributor with a service fee at an annual rate of 0.25% on the average daily net assets of Class A, Class B(1), Class B and Class C shares. The Fund also provides a distribution fee at an annual rate of (i) up to 0.15% on the average daily net assets of Class A shares, and (ii) 0.75% on the average daily net assets of Class B(1), Class B and Class C shares. The service and distribution fees are used to cover personal services and/or the maintenance of shareholder accounts provided by the Distributor, brokers, dealers, financial professionals or others, and sales, promotional and marketing activities relating to the respective classes.

     Under the Distribution Plan covering Class A, Class B and Class C shares, the Fund's payments are intended to reimburse the Distributor for expenditures incurred under the plan, and any unused payments are returnable to the Fund.

     Under the Distribution Plan covering Class B(1) shares, the Fund's payments compensate the Distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the Fund.

     During the fiscal year ended October 31, 2002, the International Equity Fund paid fees under the Distribution Plan and fees were used as set forth below. The Distributor may have also used additional resources of its own for further expenses.


                                     I, 2-17

                                                    CLASS A         CLASS B(1)         CLASS B           CLASS C
                                                    -------         ----------         -------           -------
Advertising                                    $      5,824       $     4,036      $         0     $      1,412

Printing and mailing of prospectuses
  to other than current shareholders                  1,255               878                0              307

Compensation to dealers                              25,439            26,270           43,458            2,448

Compensation to sales personnel                      40,750            27,733                0            9,677

Interest                                                  0                 0                0                0

Carrying or other financing charges                       0                 0                0                0

Other expenses: marketing; general                   24,182            16,659              586            5,807
                                               ------------       -----------      -----------     ------------

Fees to offset carryforwards*                             0                 0           64,538                0

Total Fees                                     $     97,450       $    75,576      $   108,582     $     19,651
                                               ============       ===========      ===========     ============

Unreimbursed expenses carried forward:
     Amount                                    $  1,805,753             N/A**     $     916,604    $  1,147,436
     % of net assets at year end                      7.39%             N/A**            13.35%          77.52%

--------------
  *Net fees result from the timing of expenditures and are used against prior expenses.
**The Class B(1) Distribution Plan compensates the Distributor regardless of its expenses. As a result, there exist no unreimbursed expenses carried forward to future years.

     For more information in Rule 12b-1 fees, see Section II, J of this Statement of Additional Information.

     Q.   PERFORMANCE

     All calculations of performance data in this section reflect voluntary measures, if any, by the Investment Manager or its affiliates to reduce fees or expenses relating to the International Equity Fund.

     Performance data for a specified class includes periods prior to the adoption of class designations in 1994, when designations were assigned based on the pricing applicable to shares sold thereafter, and Rule 12b-1 fees were imposed for the first time. Performance for Class B(1) shares reflects Class B performance through December 31, 1998. Class B(1) shares were introduced on January 1, 1999.

Comparative information on the return of each class of shares is set forth below:


                                     I, 2-18

                                                                                                JANUARY 22, 1992
                                                      ONE YEAR            FIVE YEARS             (COMMENCEMENT
                                                        ENDED                ENDED              OF OPERATIONS) TO
                                                  OCTOBER 31, 2002     OCTOBER 31, 2001         OCTOBER 31, 2001
                                                  ----------------      ----------------        -----------------
CLASS A

Average Annual Total Return                           (21.36%)              (2.45%)                   3.77%

Average Annual Total Return
   (After Taxes on Distributions)                     (21.36%)              (2.91%)                   3.04%

Average Annual Total Return
   (After Taxes on Distributions and Redemption)      (13.01%)              (1.83%)                   2.95%

CLASS B(1)

Average Annual Total Return                           (21.40%)              (2.39%)                   3.70%

Average Annual Total Return
   (After Taxes on Distributions)                     (21.40%)              (2.85%)                   3.00%

Average Annual Total Return
   (After Taxes on Distributions and Redemption)      (13.03%)              (1.71%)                   2.93%

CLASS B

Average Annual Total Return                           (21.40%)              (2.39%)                   3.70%

Average Annual Total Return
   (After Taxes on Distributions)                     (21.40%)              (2.85%)                   3.00%

Average Annual Total Return
   (After Taxes on Distributions and Redemption)      (13.03%)              (1.74%)                   2.93%

CLASS C

Average Annual Total Return                           (18.12%)              (2.1%)                    3.72%

Average Annual Total Return
   (After Taxes on Distributions)                     (18.12%)              (2.45%)                   3.02%

Average Annual Total Return
   (After Taxes on Distributions and Redemption)      (11.04%)              (1.44%)                   2.94%

CLASS S

Average Annual Total Return                           (16.44%)              (1.04%)                   4.61%

Average Annual Total Return
   (After Taxes on Distributions)                     (16.44%)              (1.55%)                   3.87%

Average Annual Total Return
   (After Taxes on Distributions and Redemption)      (10.01%)              (0.72%)                   3.65%



                                     I, 2-19

NONSTANDARD TOTAL RETURN

     The nonstandard total return of each class of shares of the International Equity Fund for the six months ended October 31, 2002, without taking sales charges into account, was as follows:

                   Class A                  (20.26%)
                   Class B(1)               (20.62%)
                   Class B                  (20.62%)
                   Class C                  (20.55%)
                   Class S                  (20.24%)

     For more information about performance, see Section II, K of this Statement of Additional Information.


                                     I, 2-20

                       STATEMENT OF ADDITIONAL INFORMATION

                                   SECTION II

                                TABLE OF CONTENTS
                                                                            PAGE
     A.     Additional Information Concerning Investment Restrictions,
            Certain Risks and Investment Techniques                        II-1
     B.     Debt Instruments and Permitted Cash Investments                II-13
     C.     The Trusts, the Funds and Fund Shares                          II-23
     D.     Investment Advisory Services                                   II-24
     E.     Purchase and Redemption of Shares                              II-26
     F.     Shareholder Accounts                                           II-34
     G.     Net Asset Value                                                II-39
     H.     Portfolio Transactions                                         II-40
     I.     Certain Tax Matters                                            II-43
     J.     Distribution of Fund Shares                                    II-48
     K.     Calculation of Performance Data                                II-50
     L.     Custodian                                                      II-55
     M.     Independent Accountants                                        II-56
     N.     Financial Reports                                              II-56


     This Section II contains general information applicable to the fund(s) identified on the cover page of this Statement of Additional Information. (If more than one Fund is identified, each is referred to as "the Fund.")

     A. ADDITIONAL INFORMATION CONCERNING INVESTMENT RESTRICTIONS, CERTAIN RISKS AND INVESTMENT TECHNIQUES

     The Fund follows certain fundamental and nonfundamental investment restrictions. The fundamental and nonfundamental investment restrictions for the Fund identified on the cover page of this Statement of Additional Information are included in Section I of this Statement of Additional Information.

     In addition, the Fund may invest in the following instruments, use the following investment techniques or be exposed to the following investment risks. PLEASE NOTE THAT NOT ALL OF THE INSTRUMENTS, TECHNIQUES AND RISKS DESCRIBED IN THIS PART APPLY UNIFORMLY TO THE FUNDS IDENTIFIED ON THE COVER PAGE OF THIS STATEMENT OF ADDITIONAL INFORMATION. THE EXTENT TO WHICH A FUND MAY ENGAGE IN THE FOLLOWING PRACTICES DEPENDS ON ITS INVESTMENT STRATEGY AND ANY LIMITATIONS SET FORTH IN ITS PROSPECTUS OR IN PART I OF ITS STATEMENT OF ADDITIONAL INFORMATION. Some practices are more applicable to equity investments and would be used more by Funds with substantial equity portions. For example, American Depositary Receipts ("ADRs") generally involve the stocks of foreign issuers and are used more by Funds which invest in foreign securities. Similarly, some practices are more applicable to debt securities and would be used more in Funds with substantial debt positions, for example, techniques to manage the interest rate volatility of bonds. However, since the Fund generally reserves the flexibility to invest to some degree in ways which are outside their primary focus, it is possible for the Fund to engage in all the described practices.

DERIVATIVES

     The Fund may buy and sell certain types of derivatives, such as options, futures contracts, options on futures contracts, and swaps under circumstances in which such instruments are expected by the Investment Manager to aid in achieving the Fund's investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

     Derivatives, such as options, futures contracts, options on futures contracts, and swaps enable the Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). The Fund may also use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Investment Manager anticipates unusually high or low market volatility.

     The Investment Manager may enter into derivative positions for the Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or "speculative" strategies which are undertaken to profit from
(i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

FUTURES CONTRACTS.

     Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

     The purchase of a futures contract on an equity security or an index of equity securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Trust's custodian or the broker effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

     Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

     At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

     In transactions establishing a long position in a futures contract, assets equal to the face value of the futures contract will be identified by the Fund for the custodian to note as segregated on its books to insure that the use of such futures contracts is unleveraged. Similarly, assets having a value equal to the aggregate face value of the futures contract will be identified with respect to each short position. If the Fund disposes of assets which have been noted as segregated, an equivalent amount of assets will be noted as segregated. The Fund will utilize such assets and methods of cover as appropriate under applicable exchange and regulatory policies.

OPTIONS.

     The Fund may use options to implement its investment strategy. There are two basic types of options: "puts" and "calls." Each type of option can establish either a long or a short position, depending upon whether the Fund is the purchaser or the writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

     Purchased options have defined risk, that is, the premium paid for the option, no matter how adversely the price of the underlying asset moves, while affording an opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.

     The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is, when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed upon price that the Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

     The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

     Among the options which the Fund may enter are options on securities indices. In general, options on indices of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities or futures contracts, the Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, the Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.

OPTIONS ON FUTURES CONTRACTS.

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

LIMITATIONS AND RISKS OF OPTIONS AND FUTURES ACTIVITY.

     The Fund may not establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums required to establish such positions for such non-hedging purposes would exceed 5% of the market value of the Fund's net assets. The Fund applies a similar policy to options that are not commodities.

     As noted above, the Fund may engage in both hedging and nonhedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options.

     Non-hedging strategies typically involve special risks. The profitability of the Fund's non-hedging strategies will depend on the ability of the Investment Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

     Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange which provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively carry out their derivative strategies and might, in some cases, require a Fund to deposit cash to meet applicable margin requirements. The Fund will enter into an option or futures position only if it appears to be a liquid investment.

SHORT SALES AGAINST THE BOX

     The Fund may effect short sales, but only if such transactions are short sale transactions known as short sales "against the box." A short sale is a transaction in which the Fund sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where the Fund owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss.

SWAP ARRANGEMENTS

     The Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase of caps, floors and collars as described below. In an interest rate swap, the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap, the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. Purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed-upon interest rate or amount. A collar combines a cap and a floor.

     The Fund may enter credit protection swap arrangements involving the purchase by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

     Most swaps entered into by the Fund will be on a net basis; for example, in an interest rate swap, amounts generated by application of the fixed rate and the floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold appropriate liquid assets, including cash; for swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party, while for swaps on other than a net basis assets will be segregated having a value equal to the total amount of the Fund's obligations.

     These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund's portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by the Commodities Futures Trading Commission (the "CFTC") for entities which are not commodity pool operators, such as the Fund. In entering a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap arrangements may become illiquid to the extent that nonstandard arrangements with one counterparty are not readily transferable to another counterparty or if a market for the transfer of swap positions does not develop. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Investment Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements. Repurchase agreements occur when the Fund acquires a security and the seller, which may be either (i) a primary dealer in U.S. Government securities or (ii) an FDIC-insured bank having gross assets in excess of $500 million, simultaneously commits to repurchase it at an agreed-upon price on an agreed-upon date within a specified number of days (usually not more than seven) from the date of purchase. The repurchase price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the acquired security. The Fund will only enter into repurchase agreements involving U.S. Government securities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Repurchase agreements will be limited to 30% of the Fund's net assets, except that repurchase agreements extending for more than seven days when combined with any other illiquid securities held by the Fund will be limited to 15% of the Fund's net assets.

REVERSE REPURCHASE AGREEMENTS

     The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

     When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

WHEN-ISSUED SECURITIES

     The Fund may purchase "when-issued" securities, which are traded on a price or yield basis prior to actual issuance. Such purchases will be made only to achieve the Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or over a year or more; during this period dividends or interest on the securities are not payable. A frequent form of when-issued trading occurs in the U.S. Treasury market when dealers begin to trade a new issue of bonds or notes shortly after a Treasury financing is announced, but prior to the actual sale of the securities. Similarly, securities to be created by a merger of companies may also be traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The custodian holding Fund assets will establish a segregated account when the Fund purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by the Fund.


RESTRICTED OR ILLIQUID SECURITIES

     The Fund may invest in illiquid securities. Securities are illiquid if they cannot be resold in the ordinary course of business within seven business days at approximately the value at which they are carried on the Fund's books. Securities which have been registered with the SEC have historically been more liquid than unregistered securities, also known as restricted securities. Restricted securities may be liquid if there is a market for them. In recent years, restricted securities have become more liquid among institutions such as the Fund.

     Some restricted securities may be resold in accordance with Rule 144A under the Securities Act of 1933. Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing. Restricted securities including those resellable under Rule 144A may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, marketmaking activity, and the nature of the security and marketplace trades. The Trustees periodically monitor the liquidity determinations. Investments in restricted securities including those resellable under Rule 144A could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, the Fund may be adversely impacted by the possible illiquidity and subjective valuation of such securities in the absence of a market for them.

MORTGAGE-RELATED SECURITIES

     The Fund may invest in mortgage-related securities. Mortgage-related securities represent interests in pools of commercial or residential mortgage loans. Some mortgage-related securities provide the Fund with a flow-through of interest and principal payments as such payments are received with respect to the mortgages in the pool. Mortgage-related securities may be issued by private entities such as investment banking firms, insurance companies, mortgage bankers and home builders. Mortgage-related securities may be issued by U.S. Government agencies, instrumentalities or mixed-ownership corporations or sponsored enterprises, and the securities may or may not be supported by the credit of such entities. An issuer may offer senior or subordinated securities backed by the same pool of mortgages. The senior securities have priority to the interest and/or principal payments on the mortgages in the pool; the subordinate securities have a lower priority with respect to such payments on the mortgages in the pool. The Fund does not presently expect to invest in mortgage pool residuals.

     Mortgage-related securities also include stripped securities which have been divided into separate interest and principal components. Holders of the interest components of mortgage related securities will receive payments of the interest only on the current face amount of the mortgages and holders of the principal components will receive payments of the principal on the mortgages. "Interest only" securities are known as IOs; "principal only" securities are known as POs.

     In the case of mortgage-related securities, the possibility of prepayment of the underlying mortgages which might be motivated, for instance, by declining interest rates, could lessen the potential for total return in mortgage-related securities. When prepayments of mortgages occur during periods of declining interest rates, the Fund will have to reinvest the proceeds in instruments with lower effective interest rates.

     In the case of stripped securities, in periods of low interest rates and rapid mortgage prepayments, the value of IOs for mortgage-related securities can decrease significantly. The market for IOs and POs is new and there is no assurance it will operate efficiently or provide liquidity in the future. Stripped securities are extremely volatile in certain interest rate environments.

ASSET-BACKED SECURITIES

     The Fund may invest in asset-backed securities, which are securities that represent interests in pools of assets such as consumer loans, credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments. These securities provide a flow-through of interest and principal payments as payments are received on the underlying assets and may be supported by letters of credit or similar guarantees of payment by a financial institution.

FOREIGN INVESTMENTS

     The Fund may invest in securities of non-U.S. issuers directly, or indirectly in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs").

     ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation or other entity. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. GDRs are receipts issued in one country which also evidence a similar ownership arrangement. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs are designed for use in European securities markets. GDRs are designed for use when the issuer is raising capital in more than one market simultaneously, such as the issuer's local market and the U.S., and have been used to overcome local selling restrictions to foreign investors. In addition, many GDRs are eligible for book-entry settlement through Cedel, Euroclear and DTC. The underlying securities are not always denominated in the same currency as the ADRs, EDRs or GDRs. Although investment in the form of ADRs, EDRs or GDRs facilitates trading in foreign securities, it does not mitigate all the risks associated with investing in foreign securities.

     ADRs are available through facilities which may be either "sponsored" or "unsponsored." In a sponsored arrangement, the foreign issuer establishes the facility, pays some or all of the depository's fees, and usually agrees to provide shareholder communications. In an unsponsored arrangement, the foreign issuer is not involved, and the ADR holders pay the fees of the depository. Sponsored ADRs are generally more advantageous to the ADR holders and the issuer than are unsponsored ADRs. More and higher fees are generally charged in an unsponsored program compared to a sponsored facility. Only sponsored ADRs may be listed on the New York or American Stock Exchanges. Unsponsored ADRs may prove to be more risky due to (a) the additional costs involved to the Fund; (b) the relative illiquidity of the issue in U.S. markets; and (c) the possibility of higher trading costs in the over-the-counter market as opposed to exchange based trading. The Fund will take these and other risk considerations into account before making an investment in an unsponsored ADR.

     The risks associated with investments in foreign securities include those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments, including the risks of nationalization or expropriation, the possible imposition of currency exchange blockages, higher operating expenses, foreign withholding and other taxes which may reduce investment return, reduced availability of public information concerning issuers, the difficulties in obtaining and enforcing a judgment against a foreign issuer and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of securities of comparable domestic issuers.

     These risks are usually higher in less-developed countries. Such countries include countries that have an emerging stock market on which trade a small number of securities and/or countries with economies that are based on only a few industries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make a Fund's investments in such countries illiquid and more volatile than investment in more developed countries. Also, political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. The Fund may invest in the securities of issuers in countries with less developed economies as deemed appropriate by the Investment Manager. However, it is anticipated that a majority of the foreign investments by the Fund will consist of securities of issuers in countries with developed economies.

CURRENCY TRANSACTIONS

     The Fund may engage in currency exchange transactions in order to protect against the effect of uncertain future exchange rates on securities denominated in foreign currencies. The Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currencies. The Fund's dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or aggregate portfolio positions. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are not commodities and are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. In entering a forward currency contract, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. Although spot and forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, which may result in losses to the Fund. This method of protecting the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

INDEXED SECURITIES

     The Fund may purchase securities the value of which is indexed to interest rates, foreign currencies and various indices and financial indications. These securities are generally short- to intermediate-term debt securities. The interest rates or values at maturity fluctuate with the index to which they are connected and may be more volatile than such index.

SECURITIES LENDING

     The Fund may receive a lending fee and may lend portfolio securities with a value of up to 33 1/3% of its total assets. The Fund will receive cash or cash equivalents (e.g., U.S. Government obligations) as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. Collateral received by the Fund will generally be held in the form tendered, although cash may be invested in unaffiliated mutual funds with quality short-term portfolios, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, repurchase agreements or other similar investments. The investing of cash collateral received from loaning portfolio securities involves leverage which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the volatility of the Fund's outstanding securities. Such loans may be terminated at any time.

     The Fund will retain rights to dividends, interest or other distributions, on the loaned securities. Voting rights pass with the lending, although the Fund may call loans to vote proxies if desired. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Loans are made only to borrowers which are deemed by the Investment Manager or its agents to be of good financial standing.

SHORT-TERM TRADING

     The Fund may engage in short-term trading of securities and reserves full freedom with respect to portfolio turnover. In periods where there are rapid changes in economic conditions and security price levels or when reinvestment strategy changes significantly, portfolio turnover may be higher than during times of economic and market price stability or when investment strategy remains relatively constant. The Fund's portfolio turnover rate may involve greater transaction costs, relative to other funds in general, and may have tax and other consequences.

TEMPORARY AND DEFENSIVE INVESTMENTS

     The Fund may hold up to 100% of its assets in cash or high-quality debt securities for temporary defensive purposes. The Fund will adopt a temporary defensive position when, in the opinion of the Investment Manager, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of high-quality instruments in which the Fund may invest for such purposes include money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's Corporation ("S&P") or the "Prime" major rating category by Moody's Investor's Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issued rated at least within the "A" category by S&P or Moody's.

OTHER INVESTMENT COMPANIES

     The Fund may invest in securities of other investment companies, including affiliated investment companies, such as open- or closed-end management investment companies, hub and spoke (master/feeder) funds, pooled accounts or other similar, collective investment vehicles. As a shareholder of an investment company, the Fund may indirectly bear service and other fees in addition to the fees the Fund pays its service providers. Similarly, other investment companies may invest in the Fund. Other investment companies that invest in the Fund may hold significant portions of the Fund and materially affect the sale and redemption of Fund shares and the Fund's portfolio transactions.

     The Fund may invest in investment companies issuing shares which are traded like traditional equity securities on a national stock exchange or the NASDAQ National Market System. Many exchange-traded securities represent ownership in a trust that has been established to accumulate and hold a portfolio of securities that is intended to track the performance of a securities market index. Certain indices tracked by exchange-traded funds are highly concentrated in one or a few industries or individual securities, and thus, may have higher price volatility than many broad-based stock indices.

     B.   DEBT INSTRUMENTS AND PERMITTED CASH INVESTMENTS

     The Fund may invest in long-term and short-term debt securities. Certain investment practices in which the Fund may engage, and certain debt securities and money market instruments in which the Fund may invest are described below.

MANAGING VOLATILITY

     In administering the Fund's investments, the Investment Manager attempts to manage the volatility of the Fund's portfolio of debt securities by managing the duration and weighted average maturity of those securities.

     Duration is an indicator of the expected volatility of a bond portfolio's net asset value in response to changes in interest rates. In calculating duration, the fund measures the average time required to receive all cash flows associated with those debt securities -- representing payments of principal and interest -- by considering the timing, frequency and amount of payment expected from each portfolio debt security. The higher the duration, the greater the gains and losses when interest rates change. Duration generally is a more accurate measure of potential volatility with a portfolio composed of high-quality debt securities, such as U.S. government securities, municipal securities and high-grade U.S. corporate bonds, than with lower-grade securities.

     The Investment Manager may use several methods to manage the duration of the Fund's portfolio of debt securities in order to increase or decrease its exposure to changes in interest rates. First, the Investment Manager may adjust duration by adjusting the mix of debt securities held by the Fund. For example, if the Investment Manager intends to shorten duration, it may sell debt instruments that individually have a long duration and purchase other debt instruments that individually have a shorter duration. Among the factors that will affect a debt security's duration are the length of time to maturity, the timing of interest and principal payments, and whether the terms of the security give the issuer of the security the right to call the security prior to maturity. Second, the Investment Manager may adjust duration using derivative transactions, especially with interest rate futures and options contracts. For example, if the Investment Manager wants to lengthen the duration of a Fund's portfolio of debt securities, it could purchase interest rate futures contracts instead of buying longer-term bonds or selling shorter-term bonds. Similarly, during periods of lower interest rate volatility, the Investment Manager may use a technique to extend duration in the event rates rise by writing an out-of-the-money put option and receiving premium income with the expectation that the option could be exercised. In managing duration, the use of such derivatives may be faster and more efficient than trading specific portfolio securities.

     Weighted average maturity is another indicator of potential volatility used by the Investment Manager with respect to the Fund's portfolio of debt securities, although for certain types of debt securities, such as high quality debt securities, it is not as accurate as duration in quantifying potential volatility. Weighted average maturity is the average of all maturities of the individual debt securities held by the Fund, weighted by the market value of each security. Generally, the longer the weighted average maturity, the more Fund price will vary in response to changes in interest rates.

U.S. GOVERNMENT AND RELATED SECURITIES

     U.S. Government securities are securities which are issued or guaranteed as to principal or interest by the U.S. Government, a U.S. Government agency or instrumentality, or certain mixed-ownership Government corporations as described herein. The U.S. Government securities in which the Fund invests include, among others:

          1. direct obligations of the U.S. Treasury, i.e., U.S. Treasury bills, notes, certificates and bonds;

          2. obligations of U.S. Government agencies or instrumentalities such as the Federal Home Loan Banks, the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation; and

          3. obligations of mixed-ownership Government corporations such as Resolution Funding Corporation.

     U.S. Government securities which the Fund may buy are backed in a variety of ways by the U.S. Government, its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal National

Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities, although the U.S. Government has no legal obligation to do so. Obligations such as those of the Federal Home Loan Bank, the Federal Farm Credit Bank, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations. Certain obligations of Resolution Funding Corporation, a mixed-ownership Government corporation, are backed with respect to interest payments by the U.S. Treasury, and with respect to principal payments by U.S. Treasury obligations held in a segregated account with a Federal Reserve Bank. Except for certain mortgage-related securities, the Fund will only invest in obligations issued by mixed-ownership Government corporations where such securities are guaranteed as to payment of principal or interest by the U.S. Government or a U.S. Government agency or instrumentality, and any unguaranteed principal or interest is otherwise supported by U.S. Government obligations held in a segregated account.

     U.S. Government securities may be acquired by the Fund in the form of separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. Obligations of Resolution Funding Corporation are similarly divided into principal and interest components and maintained as such on the book entry records of the Federal Reserve Banks.

     In addition, the Fund may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"), and may not be deemed U.S. Government securities.

     The Fund may also invest from time to time in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as Government trust certificates.

FOREIGN GOVERNMENT DEBT

     The obligations of foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing powers. These obligations may or may not be supported by the full faith and credit of a foreign government. Each Fund may invest in foreign government securities of issuers considered stable by the Investment Manager, based on its analysis of factors such as general political or economic conditions relating to the government and the likelihood of expropriation, nationalization, freezes or confiscation of private property. The Investment Manager does not believe that the credit risk inherent in the obligations of stable foreign governments is significantly greater than that of U.S. Government securities.

SUPRANATIONAL DEBT

     Supranational debt may be denominated in U.S. dollars, a foreign currency or a multi-national currency unit. Examples of supranational entities include the World Bank, the European Investment Bank, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

SYNTHETIC NON-U.S. MONEY MARKET POSITIONS

     Money market securities denominated in foreign currencies are permissible investments of the Fund. In addition to, or in lieu of direct investment in such securities, the Fund may construct a synthetic non-U.S. money market position by
(i) purchasing a money market instrument denominated in U.S. dollars and (ii) concurrently entering into a forward currency contract to deliver a corresponding amount of U.S. dollars in exchange for a foreign currency on a future date and a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar-denominated money market instruments, a synthetic money market position utilizing such U.S. dollar-denominated instruments may offer greater liquidity than direct investment in a money market instrument denominated in a foreign currency.

BANK MONEY INVESTMENTS

     Bank money investments include, but are not limited to, certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank, including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are nonnegotiable deposits for a fixed period of time at a stated interest rate. The Fund will not invest in any such bank money investment unless the investment is issued by a U.S. bank that is a member of the Federal Deposit Insurance Corporation ("FDIC"), including any foreign branch thereof, a U.S. branch or agency of a foreign bank, a foreign branch of a foreign bank, or a savings bank or savings and loan association that is a member of the FDIC and which at the date of investment has capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of $50 million. The Fund will not invest in time deposits maturing in more than seven days and will not invest more than 10% of its total assets in time deposits maturing in two to seven days.

     U.S. branches and agencies of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches or agencies of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective states or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. Unlike U.S. branches of foreign banks, U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance. Both branches and agencies can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

SHORT-TERM CORPORATE DEBT INSTRUMENTS

     Short-term corporate debt instruments include commercial paper to finance short-term credit needs (i.e., short-term, unsecured promissory notes) issued by, among others, (a) corporations and (b) domestic or foreign bank holding companies or their subsidiaries or affiliates where the debt instrument is guaranteed by the bank holding company or an affiliated bank or where the bank holding company or the affiliated bank is unconditionally liable for the debt instrument. Commercial paper is usually sold on a discounted basis and has a maturity at the time of issuance not exceeding nine months.

LOWER RATED DEBT SECURITIES

     The Fund may invest in debt securities within the BB major rating category or lower by S&P or the Ba major rating category or lower by Moody's or debt securities that are unrated but considered by the Investment Manager to be of equivalent investment quality to comparable rated securities. Such securities generally involve more credit risk than higher rated securities and are considered by S&P and Moody's to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Further, such securities may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, higher rated debt securities. Risks of lower quality debt securities include (i) limited liquidity and secondary market support, (ii) substantial market price volatility resulting from changes in prevailing interest rates and/or investor perception, (iii) subordination to the prior claims of banks and other senior lenders, (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates when the fund may be required to reinvest premature redemption proceeds in lower yielding portfolio securities; (v) the possibility that earnings of the issuer may be insufficient to meet its debt service; (vi) the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn; and (vii) the realization of taxable income for shareholders without the corresponding receipt of cash in connection with investments in "zero coupon" or "pay-in-kind" securities. Growth in the market for this type of security has paralleled a general expansion in certain sectors in the U.S. economy, and the effects of adverse economic changes (including a recession) are unclear. For further information concerning the ratings of debt securities, see "--Commercial Paper Ratings" and "--Rating Categories of Debt Securities," below.

ZERO AND STEP COUPON SECURITIES

     Zero and step coupon securities are debt securities that may pay no interest for all or a portion of their life but are purchased at a discount to face value at maturity. Their return consists of the amortization of the discount between their purchase price and their maturity value, plus in the case of a step coupon, any fixed rate interest income. Zero and step coupon securities pay no interest to holders prior to maturity even though interest on these securities is reported as income to the Fund. The Fund will be required to distribute all or substantially all of such amounts annually to its shareholders. These distributions may cause the Fund to liquidate portfolio assets in order to make such distributions at a time when the Fund may have otherwise chosen not to sell such securities. The amount of the discount fluctuates with the market value of such securities, which may be more volatile than that of securities which pay interest at regular intervals.

MASTER LOAN PARTICIPATION AGREEMENTS

     The Fund may invest in loan participations. These investments represent interests in floating or variable rate loans to foreign countries, corporations and other entities. Loan participations will generally be acquired by the Fund from a lender, usually a bank or other similar financial services entity. The underlying loans may pay interest at rates which are periodically redetermined on the basis of a base lending rate plus a premium. These base lending rates are generally the Prime Rate offered by a major U.S. bank, the London InterBank Offered Rate or other base rates used by commercial lenders.

     The Fund may invest in loans which are not secured by any collateral. Uncollateralized loans pose a greater risk of nonpayment of interest or loss of principal than do collateralized loans. Interest and principal payments on these loan participations may be reduced, deferred, suspended or eliminated. While loan participations generally trade at par value, the fund will also be able to acquire loan participations that sell at a discount because of the borrower's credit standing.

     The loan participations generally are not rated by nationally recognized statistical rating organizations. Participation interests generally are not listed on any national securities exchange and no regular market has developed for such interests. The loans may be subject to restrictions on resale and any secondary purchases and sales generally are conducted in private transactions.

     When acquiring a loan participation, the Fund will have a contractual relationship only with the lender, not with the borrower. The Fund has the right to receive payments of principal and interest only from the lender selling the loan participation and only upon receipt by such lender of such payments from the borrower. As a result, the Fund may assume the credit risk of both the borrower and the lender selling the loan participation. To the extent that a foreign borrower or lender is involved, the risks associated with foreign investments, as discussed above, also apply.

CERTAIN RATINGS CATEGORIES

COMMERCIAL PAPER RATINGS.

     Commercial paper investments at the time of purchase will be rated within the "A" major rating category by S&P or within the "Prime" major rating category by Moody's, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or by Moody's. The money market investments in corporate bonds and debentures (which must have maturities at the date of settlement of one year or less) must be rated at the time of purchase at least within the "A" category by S&P or within the "Prime" category by Moody's.

     Commercial paper rated within the "A" category (highest quality) by S&P is issued by entities which have liquidity ratios which are adequate to meet cash requirements. Long-term senior debt is rated within the "A" category or better, although in some cases credits within the "BBB" category may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. (Those A-1 issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign: A-1+.)

     The rating "Prime" is the highest commercial paper rating category assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1, Prime-2 or Prime-3.

RATING CATEGORIES OF DEBT SECURITIES.

     Set forth below is a description of S&P corporate bond and debenture rating categories:

     AAA: An obligation rated within the AAA category has the highest rating assigned by S&P. Capacity to meet the financial commitment on the obligation is extremely strong.

     AA: An obligation rated within the AA category differs from the highest rated obligation only in small degree. Capacity to meet the financial obligation is very strong.

     A: An obligation rated within the A category is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, capacity to meet the financial commitment on the obligation is still strong.

     BBB: An obligation rated within the BBB category exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet the financial commitment on the obligation.

     Obligations rated within the BB, B, CCC, CC and C categories are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB: An obligation rated within the BB category is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet the financial commitment on the obligation. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

     B: An obligation rated within the B category is more vulnerable to nonpayment than obligations rated within the BB category, but currently has the capacity to meet the financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair capacity or willingness to meet the financial commitment on the obligation. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC: An obligation rated within the CCC category is vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions to meet the financial commitment on the obligation. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to meet the financial commitment on the obligation.


     CC: An obligation rated within the CC category is currently highly vulnerable to nonpayment.

     C: The C rating may be used to cover a situation where a bankruptcy petition has been filed, but payments on this obligation are being continued.

     D: An obligation rated within the D category is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     S&P may attach the "r" symbol to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayments risks-such as interest only (IO) and principal only (PO) mortgage securities; and obligations with unusually risky terms, such as inverse floaters.

     Set forth below is a description of Moody's corporate bond and debenture rating categories:

     Aaa: Bonds which are rated within the Aaa category are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated within the Aa category are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated within the A category possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated within the Baa category are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated within the Ba category are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated within the B category generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated within the Caa category are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated within the Ca category represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated within the C category are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     1, 2 or 3: The ratings from Aa through B may be modified by the addition of a numeral indicating a bond's rank within its rating category.

SECURITIES RATINGS POLICIES.

     When securities are rated by one or more independent rating agencies, the Fund uses these ratings to determine credit quality. The Fund may invest in debt instruments which are split rated; for example, rated investment grade by one rating agency, but lower than investment grade by the other. Where an investment is split rated, the Fund may invest on the basis of the higher rating. Also, the Fund may invest in debt securities that are unrated. If a security is unrated, the Fund may assign it to a given category based on its own credit research.


RATINGS DOWNGRADES.

     In the event the rating of a security is downgraded, the Investment Manager will determine whether the security should be retained or sold depending on an assessment of all facts and circumstances at that time. In the event the rating of a security is downgraded, the Investment Manager will determine whether the security should be retained or sold depending on an assessment of all facts and circumstances at that time. In the event the lowering of ratings of debt instruments held by the Fund by applicable rating agencies results in a material decline in the overall quality of the Fund's portfolio, the Trustees of the Trust will review the situation and take such action as they deem in the best interests of the Fund's shareholders, including, if necessary, changing the composition of the portfolio.

     C.   THE TRUSTS, THE FUNDS AND FUND SHARES

     The Trustees of a Trust have authority to issue an unlimited number of shares of beneficial interest of separate series, $.001 par value per share. The Trustees also have authority, without the necessity of a shareholder vote, to create any number of new series or classes or to commence the public offering of shares of any previously established series or classes. The Trustees have authorized shares of each Fund to be issued in multiple classes.

     Each share of each class of shares represents an identical legal interest in the same portfolio of investments of a Fund, has the same rights and is identical in all respects, except that Class A, Class B(1), Class B and Class C shares bear the expenses of the deferred sales arrangement and any expenses (including the higher service and distribution fees) resulting from such sales arrangement, and certain other incremental expenses related to a class. Each class will have exclusive voting rights with respect to provisions of the Rule 12b-1 distribution plan pursuant to which the service and distribution fees, if any, are paid. Although the legal rights of holders of each class of shares are identical, it is likely that the different expenses borne by each class will result in different net asset values and dividends. The different classes of shares of the Fund also have different exchange privileges. Except for those differences between classes of shares described above, in the Fund's Prospectus and otherwise in this Statement of Additional Information, each share of the Fund has equal dividend, redemption and liquidation rights with other shares of the Fund, and when issued, is fully paid and nonassessable by the Fund.

     Shareholder rights granted under the Master Trust Agreement may be modified, suspended or repealed, in whole or part, by the Trustees, except as provided by law or under the terms of the Master Trust Agreement. The Master Trust Agreement may not be amended by the Trustees if the amendment would (a) repeal the limitation on personal liability of any shareholder or Trustee, or repeal the prohibition of assessment upon shareholders, without the express consent of each shareholder or Trustee involved or (b) adversely modify any shareholder right without the consent of the holders of a majority of the outstanding shares entitled to vote. On any matter submitted to the shareholders, the holder of a Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value thereof.

     Under each Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there ordinarily will be no shareholder meetings unless required by the 1940 Act. Except as otherwise provided under the 1940 Act, the Board of Trustees will be a self-perpetuating body until fewer than two-thirds of the Trustees serving as such are Trustees who were elected by shareholders of the Trust. In the event less than a majority of the Trustees serving as such were elected by shareholders of the Trust, a meeting of shareholders will be called to elect Trustees. Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares; holders of 10% or more of the outstanding shares of the Trust can require that the Trustees call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. In connection with such meetings called by shareholders, shareholders will be assisted in shareholder communications to the extent required by applicable law.

     Under Massachusetts law, the shareholders of a Trust could, under certain circumstances, be held personally liable for the obligations for the Trust. However, each Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification for all losses and expenses of any shareholder of the Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Investment Manager believes that, in view of the above, the risk of personal liability to shareholders is remote.

          D.   INVESTMENT ADVISORY SERVICES

     Under the provisions of each Trust's Master Trust Agreement and the laws of Massachusetts, responsibility for the management and supervision of the Fund rests with the Trustees.

     State Street Research & Management Company, the Investment Manager, a Delaware corporation, with offices at One Financial Center, Boston, Massachusetts 02111-2690, acts as investment adviser to the Fund. The Investment Manager was founded by Paul Cabot, Richard Saltonstall and Richard Paine to serve as investment adviser to one of the nation's first mutual funds, presently known as State Street Research Investment Trust, which they had formed in 1924. Their investment management philosophy emphasized comprehensive fundamental research and analysis, including meetings with the management of companies under consideration for investment. The Investment Manager's portfolio management group has extensive investment industry experience managing equity and debt securities.

     The Investment Manager has overall responsibility for managing the investments of each Fund, subject to the authority of the Board of Trustees. Each Advisory Agreement provides that the Investment Manager shall furnish the applicable Funds with an investment program and investment administrative services as may be required from time to time. Under the Advisory Agreement, the Investment Manager also provides other assistance and services in connection with a number of business matters for a Fund, for example the registration of a Fund's shares, subject to reimbursement of related costs. The Investment Manager compensates all personnel and Trustees of each Trust if such persons are employees of the Investment Manager or its affiliates. The Investment Manager is an indirect wholly owned subsidiary of MetLife.

     Each Advisory Agreement provides that it shall continue in effect with respect to a Fund for a period of two years after its initial effectiveness and will continue from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by the Trustees of the Trust, and
(ii) in either event by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

     In approving the continuation of each Advisory Agreement at a meeting of the Board of Trustees held on November 6, 2002, the Board considered a number of factors, including, but not limited to (1) the performance of the Fund, including a comparison of the performance of the Fund to the performance of other mutual funds with comparable investment objectives and appropriate indices; (2) the nature of the services provided by the Investment Manager to the Fund, including the depth and experience of the investment personnel that provide services to the Fund; (3) the allocation of resources of the Investment Manager to the Fund, including the compensation structure for investment personnel of the Investment Manager; (4) the expense ratios of the Fund and comparable funds; and (5) the current advisory fees of the Fund and comparable funds. In the course of the Board's deliberations, the Trustees in particular discussed some of the factors underlying the Fund's performance, including internal factors relating to the Investment Manager, and also referenced the meetings held the prior day among the Independent Trustees separately and together with management of the Investment Manager. In addition, representatives of the Investment Manager reviewed with the Trustees the Investment Manger's strategic plan, organizational structure and personnel matters at the Board meeting.

     After consideration of the factors described above, and such other factors and information it considered relevant, the Board of Trustees of the Fund, including the Trustees who are not "interested persons" of the Trust (within the meaning of the 1940 Act), approved the continuation of the Investment Advisory Agreement.

     Information about rates at which fees are calculated under the Advisory Agreement with respect to the Funds identified on the cover page of the Statement of Additional Information, as well as the fees paid to the Investment Manager in previous years, if applicable, is included in Section I of this Statement of Additional Information.

     The Fund, the Investment Manager, and the Distributor have adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Under the Code of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Fund are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

          E.   PURCHASE AND REDEMPTION OF SHARES

     Shares of each Fund are distributed by State Street Research Investment Services, Inc., the Distributor. Class A, Class B(1), Class B, Class C and Class S shares of the Fund may be purchased at the next determined net asset value per share plus, in the case of all classes except Class S shares, a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or (ii) on a deferred basis (the Class B(1), Class B and Class C shares). Class B shares are available only to current Class B shareholders through reinvestment of dividends and capital gains distributions or through exchanges from existing Class B accounts of the State Street Research Funds. General information on how to buy shares of the Fund, as well as sales charges involved, are set forth under "Your Investment" in the Prospectus. The following supplements that information.

     PUBLIC OFFERING PRICE. The public offering price for each class of shares is based on their net asset value determined as of the close of regular trading on the NYSE, but not later than 4 p.m. eastern time, on the day the purchase order is received by State Street Research Service Center (the "Service Center"), provided that the order is received prior to the close of regular trading on the NYSE on that day; otherwise the net asset value used is that determined as of the close of the NYSE on the next day it is open for unrestricted trading. When a purchase order is placed through a broker-dealer, that broker-dealer is responsible for transmitting the order promptly to the Service Center in order to permit the investor to obtain the current price. Any loss suffered by an investor which results from a broker-dealer's failure to transmit an order promptly is a matter for settlement between the investor and the broker-dealer. Under certain pre-established operational arrangements, the price may be determined as of the time the order is received by the broker-dealer or its designee.

     ALTERNATIVE PURCHASE PROGRAM. Alternative classes of shares permit investors to select a purchase program which they believe will be the most advantageous for them, given the amount of their purchase, the length of time they anticipate holding Fund shares, or the flexibility they desire in this regard, and other relevant circumstances. Investors will be able to determine whether in their particular circumstances it is more advantageous to incur an initial sales charge and not be subject to certain ongoing charges or to have their entire purchase price invested in the Fund with the investment being subject thereafter to ongoing service fees and distribution fees.
     As described in greater detail below, financial professionals are paid differing amounts of compensation depending on which class of shares they sell.

     The major differences among the various classes of shares are as follows:

                         CLASS A            CLASS B(1)           CLASS B             CLASS C            CLASS S
                         -------            ----------           -------             -------            -------
SALES CHARGES PAID BY    Initial sales      Contingent           Contingent          Contingent         None
INVESTOR TO DISTRIBUTOR  charge at time     deferred sales       deferred sales      deferred sales
                         of investment of   charge of 5% to 1%   charge of 5% to     charge of 1%
                         up to 5.75%*       applies to any       2% applies to any   applies to any
                         depending on       shares redeemed      shares redeemed     shares redeemed
                         amount of          within first six     within first five   within one year
                         investment         years following      years following     following their
                                            their purchase; no   their purchase;     purchase
                                            contingent           no contingent
                                            deferred sales       deferred sales
                                            charge after six     charge after five
                                            years                years

                         On investments
                         of $1 million or
                         more, no initial
                         sales charge;
                         but contingent
                         deferred sales
                         charge of up to
                         1% may apply to
                         any shares
                         redeemed within
                         one year
                         following their
                         purchase


INITIAL COMMISSION       Above described    4%                   4%                  1%                 None
PAID BY DISTRIBUTOR TO   initial sales
FINANCIAL *PROFESSIONAL  charge less
                         0.25% to 0.75%
                         retained by
                         distributor

                         On investments
                         of $1 million or
                         more, 0.25% to
                         1% paid to
                         dealer by
                         Distributor

RULE 12b-1 SERVICE FEE

                                     II-27







PAID BY FUND TO          0.25% each year    0.25% each year      0.25% each year     0.25% each year    None
DISTRIBUTOR

PAID BY DISTRIBUTOR TO   0.25% each year    0.25% each year      0.25% each year     0.25% each year    None
FINANCIAL PROFESSIONAL                      commencing after     commencing after    commencing after
                                            one year following   one year            one year
                                            purchase             following purchase  following
                                                                                     purchase

RULE 12b-1
DISTRIBUTION FEE

PAID BY FUND TO          Up to 0.15% each   0.75% for first      0.75% for first     0.75% each year    None
DISTRIBUTOR              year               eight years; Class   eight years;
                                            B(1) shares          Class B shares
                                            convert              convert
                                            automatically to     automatically to
                                            Class A shares       Class A shares
                                            after eight years    after eight years

PAID BY DISTRIBUTOR TO   Up to 0.15% each   None                 None                0.75% each year    None
FINANCIAL PROFESSIONAL   year                                                        commencing after
                                                                                     one year
                                                                                     following
                                                                                     purchase

-----------------
* or up to 4.50% for State Street Research Government Income Fund, State Street Research High Income Fund, State Street Research Strategic Income Fund and State Street Research Tax-Exempt Fund.

     During a special offering period commencing February 1, 2003 through April 30, 2003 (the "Sales Period"), State Street Research Investment Services, Inc., which serves as the principal underwriter of the State Street Research Funds (the "Funds"), will increase the dealer allowance applicable to Class A, Class B(1) and Class C shares of the Funds by 10% on purchases by customers of MetLife Securities, Inc., New England Securities Corporation, Nathan & Lewis Securities, Inc., and Walnut Street Securities, Inc.

     CLASS A SHARES--REDUCED SALES CHARGES. The reduced sales charges set forth under "Your Investment--Choosing a Share Class" in the Prospectus apply to purchases made at any one time by any "person," which includes: (i) an individual, or an individual combining with his or her spouse and their children and purchasing for his, her or their own account; (ii) a "company" as defined in
Section 2(a)(8) of the 1940 Act; (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code); (iv) a tax-exempt organization under Section 501(c)(3) or (13) of the Internal Revenue Code; and
(v) an employee benefit plan of a single employer or of affiliated employers.

     Investors may purchase Class A shares of the Fund at reduced sales charges by executing a Letter of Intent to purchase no less than an aggregate of $100,000 of the Fund or any combination of Class A shares of "Eligible Funds" (which include the Fund and other funds as designated by the Distributor from time to time) within a 13-month period. The sales charge applicable to each purchase made pursuant to a Letter of Intent will be that which would apply if the total dollar amount set forth in the Letter of Intent were being bought in a single transaction. Purchases made within a 90-day period prior to the execution of a Letter of Intent may be included therein; in such case the date of the earliest of such purchases marks the commencement of the 13-month period.

     An investor may include toward completion of a Letter of Intent the value (at the current public offering price) of all of his or her Class A shares of the Fund and of any of the other Class A shares of Eligible Funds held of record as of the date of his or her Letter of Intent, plus the value (at the current offering price) as of such date of all of such shares held by any "person" described herein as eligible to join with the investor in a single purchase. Class B(1), Class B, Class C and Class S shares may also be included in the combination under certain circumstances.

     A Letter of Intent does not bind the investor to purchase the specified amount. Shares equivalent to 5% of the specified amount will, however, be taken from the initial purchase (or, if necessary, subsequent purchases) and held in escrow in the investor's account as collateral against the higher sales charge which would apply if the total purchase is not completed within the allotted time. The escrowed shares will be released when the Letter of Intent is completed or, if it is not completed, when the balance of the higher sales charge is, upon notice, remitted by the investor. All dividends and capital gains distributions with respect to the escrowed shares will be credited to the investor's account.

     Investors may purchase Class A shares of the Fund or a combination of Eligible Funds at reduced sales charges pursuant to a Right of Accumulation. The applicable sales charge under the right is determined on the amount arrived at by combining the dollar amount of the purchase with the value (at the current public offering price) of all Class A shares of the other Eligible Funds owned as of the purchase date by the investor plus the value (at the current public offering price) of all such shares owned as of such date by any "person" described herein as eligible to join with the investor in a single purchase. Class B(1), Class B, Class C and Class S shares may also be included in the combination under certain circumstances. Investors must submit to the Distributor sufficient information to show that they qualify for this Right of Accumulation.

     OTHER PROGRAMS RELATED TO CLASS A SHARES. Class A shares of the Fund may be sold, or issued in an exchange, at a reduced sales charge or without a sales charge pursuant to certain sponsored arrangements for designated classes of investors. These arrangements include programs sponsored by the Distributor or others under which, for example, a company, employee benefit plan or other organization makes recommendations to, or permits group solicitation of, its employees, members or participants to purchase Fund shares. (These arrangements are not available to any organization created primarily for the purpose of obtaining shares of the Fund at a reduced sales charge or without a sales charge.) Sponsored arrangements may be established for non-profit organizations, holders of individual retirement accounts or participants in limited promotional campaigns, such as a special offering to shareholders of funds in other complexes that may be liquidating. Sales without a sales charge, or with a reduced sales charge, may also be made through brokers, registered investment advisers, financial planners, institutions, and others, under managed fee-based programs (e.g., "wrap fee" or similar programs) which meet certain requirements established by the Distributor. Information on such arrangements and further conditions and limitations is available from the Distributor.

     The entire sales charge on Class A shares may be reallowed to financial professionals who sell shares during certain special promotional periods which may be instituted from time to time. The Fund reserves the right to have such promotions without further supplement to the Prospectus or Statement of Additional Information. The financial professionals who receive the entire sales charge may be deemed to be underwriters of the Fund's shares under the Securities Act of 1933 during such promotions.

     In addition, no sales charge is imposed in connection with the sale of Class A shares of the Fund to the following entities and persons: (A) the Investment Manager, Distributor or any affiliated entities, including any direct or indirect parent companies and other subsidiaries of such parents (collectively "Affiliated Companies"); (B) employees, officers, sales representatives or current or retired directors or trustees of the Affiliated Companies or any investment company managed by any of the Affiliated Companies, any relatives of any such individuals whose relationship is directly verified by such individuals to the Distributor, or any beneficial account for such relatives or individuals; (C) employees, officers, sales representatives or directors of dealers and other entities with a selling agreement with the Distributor to sell shares of any aforementioned investment company, any spouse or child of such person, or any beneficial account for any of them; and (D) others who because of their business relationship with the Fund, the Distributor or its affiliates, and because of their knowledge of the Fund, do not require any significant sales effort or expense to educate them about the Fund. The purchase must be made for investment and the shares purchased may not be resold except through redemption. This purchase program is subject to such administrative policies, regarding the qualification of purchasers, minimum investments by various groups and any other matters, as may be adopted by the Distributor from time to time.

     CONVERSION OF CLASS B(1) AND CLASS B SHARES TO CLASS A SHARES. A shareholder's Class B(1) and Class B shares of the Fund, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Class A shares of the Fund at the end of eight years following the issuance of such Class B(1) or Class B shares; consequently, they will no longer be subject to the higher expenses borne by Class B(1) and Class B shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Class A shares than the Class B(1) or Class B shares so converted. As noted above, holding periods for Class B(1) shares received in exchange for Class B(1) shares of other Eligible Funds and for Class B shares received in exchange for Class B shares of other Eligible Funds, will be counted toward the eight-year period.

     CONTINGENT DEFERRED SALES CHARGES. The amount of any contingent deferred sales charge paid on Class A shares (on sales of $1 million or more and which do not involve an initial sales charge) or on Class B(1), Class B or Class C shares of the Fund will be paid to the Distributor. The Distributor will pay dealers at the time of sale a 4% commission for selling Class B(1) and Class B shares and a 1% commission for selling Class C shares. In certain cases, a dealer may elect to waive the 4% commission on Class B(1) and Class B shares and receive in lieu thereof an annual fee, usually 1%, with respect to such outstanding shares. The proceeds of the contingent deferred sales charges and the distribution fees are used to offset distribution expenses and thereby permit the sale of Class B(1), Class B and Class C shares without an initial sales charge.

     In determining the applicability and rate of any contingent deferred sales charge of Class B(1), Class B or Class C shares, it will be assumed that a redemption of the shares is made first of those shares having the greatest capital appreciation, next of shares representing reinvestment of dividends and capital gains distributions and finally of remaining shares held by shareholder for the longest period of time. Class B(1) shares that are redeemed within a six-year period after their purchase, Class B shares that are redeemed within a five-year period after their purchase, and Class C shares that are redeemed within a one-year period after their purchase, will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents (1) capital appreciation of Fund assets or (2) reinvestment of dividends or capital gains distributions. The holding period for purposes of applying a contingent deferred sales charge for a particular class of shares of the Fund acquired through an exchange from another Eligible Fund will be measured from the date that such shares were initially acquired in the other Eligible Fund, and shares of the same class being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in such other Eligible Fund. These determinations will result in any contingent deferred sales charge being imposed at the lowest possible rate. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption.

     CONTINGENT DEFERRED SALES CHARGE WAIVERS. With respect to Class A shares (on sales of $1 million or more and which do not involve an initial sales charge), and Class B(1), Class B and Class C shares of the Fund, the contingent deferred sales charge does not apply to exchanges or to redemptions under a systematic withdrawal plan which meets certain conditions. The contingent deferred sales charge will be waived for participant-initiated distributions from State Street Research prototype employee retirement plans. In addition, the contingent deferred sales charge will be waived for: (i) redemptions made within one year of the death or total disability, as defined by the Social Security Administration, of all shareholders of an account; (ii) redemptions made after attainment of a specific age in an amount which represents the minimum distribution required at such age under Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, for retirement accounts or plans (e.g., age 70 1/2 for Individual Retirement Accounts and Section 403(b) plans), calculated solely on the basis of assets invested in the Fund or other Eligible Funds; and (iii) a redemption resulting from a tax-free return of an excess contribution to an Individual Retirement Account. (The foregoing waivers do not apply to a tax-free rollover or transfer of assets out of the Fund). The contingent deferred sales charge may also be waived on Class A shares under certain exchange arrangements for selected brokers with substantial asset allocation programs. The Fund may waive the contingent deferred sales charge on any class, or modify or terminate any waivers, at any time. The Fund may limit the application of multiple waivers and establish other conditions for employee benefit plans. Certain employee benefit plans sponsored by a financial professional may be subject to other conditions for waivers under which the plans may initially invest in Class B(1) or Class B shares and then Class A shares of certain funds upon meeting specific criteria. No contingent deferred sales charges apply to shares held by MetLife, the Investment Manager or the Distributor.

     CLASS S SHARES. Class S shares are currently available to certain employee benefit plans such as qualified retirement plans and endowment funds of nonprofit organizations which meet criteria relating to asset size or aggregate investment in the Fund, service arrangements, or similar factors; insurance companies; investment companies; advisory accounts of the Investment Manager; and other similar institutional investors. Class S shares may be acquired through programs or products sponsored by MetLife, its affiliates, or both for which Class S shares have been designated. In addition, Class S shares are available through programs under which, for example, investors pay an asset-based fee and/or a transaction fee to intermediaries. Class S share availability is determined by the Distributor and intermediaries based on the overall direct and indirect costs of a particular program, expected assets, account sizes and similar considerations. For information on different conditions that may apply to certain Funds, see Section I for the relevant Fund.

     Class S shares are made available to (a) current and former employees, officers and directors of the Investment Manager and Distributor; (b) current and former directors or trustees of the investment companies for which the Investment Manager serves as the primary investment adviser; and (c) relatives of any such individuals, provided that the relationship is directly verified by such individuals to the Distributor, and any beneficial account for such relatives or individuals. Class A shares acquired by such individuals and relatives may, in the discretion of the Distributor, be converted into Class S shares. This purchase program is subject to such administrative policies, regarding the qualification of purchasers and any other matters, as may be adopted by the Distributor from time to time.

     REORGANIZATIONS. In the event of mergers or reorganizations with other public or private collective investment entities, including investment companies as defined in the 1940 Act, as amended, the Fund may issue its shares at net asset value (or more) to such entities or to their security holders.

     IN-KIND PURCHASE OPTION. In the discretion of the Investment Manager, shares of the Fund may be offered for purchase partly or entirely in exchange for securities. This option is available only in very limited circumstances. The Investment Manager will not approve the acceptance of any securities in exchange for Fund shares unless it believes the securities are appropriate investments for the Fund.

     REDEMPTIONS. The Fund reserves the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the Fund may limit the amount of redemption proceeds paid in cash. Although it has no present intention to do so, the Fund may, under unusual circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period. In connection with any redemptions paid in kind with portfolio securities, brokerage and other costs may be incurred by the redeeming shareholder in the sale of the securities received.

     SYSTEMATIC WITHDRAWAL PLAN. A shareholder who owns noncertificated Class A or Class S shares with a value of $5,000 or more, or Class B(1), Class B or Class C shares with a value of $10,000 or more, may elect, by participating in the Fund's Systematic Withdrawal Plan, to have periodic checks issued for specified amounts. These amounts may not be less than certain minimums, depending on the class of shares held. The Plan provides that all income dividends and capital gains distributions of the Fund shall be credited to participating shareholders in additional shares of the Fund. Thus, the withdrawal amounts paid can only be realized by redeeming shares of the Fund under the Plan. To the extent such amounts paid exceed dividends and distributions from the Fund, a shareholder's investment will decrease and may eventually be exhausted.

     In the case of shares otherwise subject to contingent deferred sales charges, no such charges will be imposed on withdrawals of up to 12% annually (minimum $50 per withdrawal) of either (a) the value, at the time the Systematic Withdrawal Plan is initiated, of the shares then in the account or (b) the value, at the time of a withdrawal, of the same number of shares as in the account when the Systematic Withdrawal Plan was initiated, whichever is higher.

     Expenses of the Systematic Withdrawal Plan are borne by the Fund. A participating shareholder may withdraw from the Systematic Withdrawal Plan, and the Fund may terminate the Systematic Withdrawal Plan at any time on written notice. Purchase of additional shares while a shareholder is receiving payments under a Systematic Withdrawal Plan is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not participate in the Investamatic Program (see "Your Investment--Investor Services--Investamatic Program" in the Fund's Prospectus) and the Systematic Withdrawal Plan at the same time.

     REQUEST TO DEALER TO REPURCHASE. For the convenience of shareholders, the Fund has authorized the Distributor as its agent to accept orders from broker-dealers by wire or telephone for the repurchase of shares by the Distributor from the broker-dealer. The Fund may revoke or suspend this authorization at any time. The repurchase price is the net asset value for the applicable shares next determined following the time at which the shares are offered for repurchase by the broker-dealer to the Distributor. The broker-dealer is responsible for promptly transmitting a shareholder's order to the Distributor. Under certain pre-established operational arrangements, the price may be determined as of the time the order is received by the broker-dealer or its designee.

     SIGNATURE GUARANTEES. Signature guarantees are required for, among other things: (1) written requests for redemptions for more than $100,000; (2) written requests for redemptions for any amount if the proceeds are transmitted to other than the current address of record (unchanged in the past 30 days); (3) written requests for redemptions for any amount submitted by corporations and certain fiduciaries and other intermediaries; (4) requests to transfer the registration of shares to another owner; and (5) if checkwriting is available for the account, authorizations to establish the checkwriting privilege. Signatures must be guaranteed by a bank, a member firm of a national stock exchange, or other eligible guarantor institution. The Transfer Agent will not accept guarantees (or notarizations) from notaries public. The above requirements may be waived in certain instances.

     DISHONORED CHECKS. If a purchaser's check is not honored for its full amount, the purchaser could be subject to additional charges to cover collection costs and any investment loss, and the purchase may be canceled.

     PROCESSING CHARGES. Purchases and redemptions processed through securities dealers may be subject to processing charges imposed by the securities dealer in addition to sales charges that may be imposed by the Fund or the Distributor.

     F.   SHAREHOLDER ACCOUNTS

     General information on shareholder accounts is included in the Fund's Prospectus under "Your Investment." The following supplements that information.

     MAINTENANCE FEES AND INVOLUNTARY REDEMPTION. BECAUSE OF THE RELATIVELY HIGH COST OF MAINTAINING SMALL SHAREHOLDER ACCOUNTS, THE FUND RESERVES THE RIGHT TO REDEEM AT ITS OPTION ANY SHAREHOLDER ACCOUNT WHICH REMAINS BELOW $1,500 FOR A PERIOD OF 60 DAYS AFTER NOTICE IS MAILED TO THE APPLICABLE SHAREHOLDER, OR TO IMPOSE A MAINTENANCE FEE ON SUCH ACCOUNT AFTER 60 DAYS' NOTICE. Such involuntarily redemptions will be subject to applicable sales charges, if any. The Fund may increase such minimum account value above such amount in the future after notice to affected shareholders. Involuntarily redeemed shares will be priced at the net asset value on the date fixed for redemption by the Fund, and the proceeds of the redemption will be mailed to the affected shareholder at the address of record. CURRENTLY, THE MAINTENANCE FEE IS $18 ANNUALLY, which is paid to the Transfer Agent. The fee does not apply to certain retirement accounts or if the shareholder has more than an aggregate $50,000 invested in the Fund and other Eligible Funds combined. Imposition of a maintenance fee on a small account could, over time, exhaust the assets of such account.

     To cover the cost of additional compliance administration, a $20 fee will be charged against any shareholder account that has been determined to be subject to escheat under applicable state laws.

     The Fund may not suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that (a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted;
(2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Fund's net asset values; or (3) during such other periods as the Securities and Exchange Commission (the "SEC") may by order permit for the protection of investors; and (b) the payment of redemption proceeds may be postponed as otherwise provided under "Purchase and Redemption of Shares" in this Statement of Additional Information.

     THE OPEN ACCOUNT SYSTEM. Under the Open Account System full and fractional shares of the Fund owned by shareholders are credited to their accounts by the Transfer Agent, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Share certificates will not be issued. Shareholders will receive periodic statements of transactions in their accounts.

     The Fund's Open Account System provides the following options:

     1. Additional purchases of shares of the Fund may be made through dealers, by wire or by mailing a check payable to "State Street Research Funds" under the terms set forth above under "Purchase and Redemption of Shares" in this Statement of Additional Information.

     2. The following methods of receiving dividends from investment income and distributions from capital gains generally are available:

          (a) All income dividends and capital gains distributions reinvested in additional shares of the Fund.

          (b)  All income dividends and capital gains distributions in cash.

          (c) All income dividends and capital gains distributions invested in any one available Eligible Fund designated by the shareholder as described below. See "--Dividend Allocation Plan" herein.

     Dividend and distribution selections should be made on the Application accompanying the initial investment. If no selection is indicated on the Application, that account will be automatically coded for reinvestment of all dividends and distributions in additional shares of the same class of the Fund. Selections may be changed at any time by telephone or written notice to the Service Center. Dividends and distributions are reinvested at net asset value without a sales charge.

     EXCHANGE PRIVILEGES. Shareholders of the Fund may exchange their shares for available shares with corresponding characteristics of any of the other Eligible Funds at any time on the basis of the relative net asset values of the respective shares to be exchanged, and subject to compliance with applicable securities laws. Shareholders of any other Eligible Fund may similarly exchange their shares for Fund shares with corresponding characteristics. Prior to making an exchange, shareholders should obtain the Prospectus of the Eligible Fund into which they are exchanging. Under the Direct Program, subject to certain conditions, shareholders may make arrangements for regular exchanges from the Fund into other Eligible Funds. To effect an exchange, Class A, Class B(1), Class B and Class C shares may be redeemed without the payment of any contingent deferred sales charge that might otherwise be due upon an ordinary redemption of such shares. The State Street Research Money Market Fund issues Class E shares which are sold without any sales charge. Exchanges of State Street Research Money Market Fund Class E shares into Class A shares of the Fund or any other Eligible Fund are subject to the initial sales charge or contingent deferred sales charge applicable to an initial investment in such Class A shares, unless a prior Class A sales charge has been paid directly or indirectly with respect to the shares redeemed. Class A shares acquired through a new investment after January 1, 1999, are subject to an incremental sales charge if exchanged within 30 days of acquisition for Class A shares of a Fund with a higher applicable sales charge. For purposes of computing the contingent deferred sales charge that may be payable upon disposition of any acquired Class A, Class B(1), Class B and Class C shares, the holding period of the redeemed shares is "tacked" to the holding period of any acquired shares. No exchange transaction fee is currently imposed on any exchange.

     Shares of the Fund may also be acquired or redeemed in exchange for shares of the Summit Cash Reserves Fund ("Summit Cash Reserves") by customers of Merrill Lynch, Pierce, Fenner & Smith Incorporated (subject to completion of steps necessary to implement the program). The Fund and Summit Cash Reserves are related mutual funds for purposes of investment and investor services. Upon the acquisition of shares of Summit Cash Reserves by exchange for redeemed shares of the Fund, (a) no sales charge is imposed by Summit Cash Reserves, (b) no contingent deferred sales charge is imposed by the Fund on the Fund shares redeemed, and (c) any applicable holding period of the Fund shares redeemed is "tolled," that is, the holding period clock stops running pending further transactions. Upon the acquisition of shares of the Fund by exchange for redeemed shares of Summit Cash Reserves, (a) the acquisition of Class A shares shall be subject to the initial sales charges or contingent deferred sales charges applicable to an initial investment in such Class A shares, unless a prior Class A sales charge has been paid indirectly, and (b) the acquisition of Class B(1), Class B or Class C shares of the Fund shall restart any holding period previously tolled, or shall be subject to the contingent deferred sales charge applicable to an initial investment in such shares.

     The exchange privilege may be terminated or suspended or its terms changed at any time, subject, if required under applicable regulations, to 60 days' prior notice. New accounts established for investments upon exchange from an existing account in another fund will have the same telephone and Internet privileges with respect to the Fund (see "Your Investment--Account Policies--Telephone and Internet Requests" in the Fund's Prospectus and "--Telephone and Internet Privileges," below) as the existing account unless the Service Center is instructed otherwise. Related administrative policies and procedures may also be adopted with regard to a series of exchanges, street name accounts, sponsored arrangements and other matters.

     THE EXCHANGE PRIVILEGE IS NOT DESIGNED FOR USE IN CONNECTION WITH SHORT-TERM TRADING OR MARKET TIMING strategies. To protect the interests of shareholders, the Fund reserves the right to temporarily or permanently terminate the exchange privilege for any person who makes more than six exchanges out of or into the Fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, may be aggregated for purposes of the six exchange limit. Notwithstanding the six exchange limit, the Fund reserves the right to refuse exchanges by any person or group if, in the Investment Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund. The Fund may impose these restrictions at any time. The exchange limit may be modified for accounts in certain institutional retirement plans because of plan exchange limits, Department of Labor regulations or administrative and other considerations. The exchange limit may also be modified under certain exchange arrangements for selected brokers with substantial asset allocation programs. Subject to the foregoing, if an exchange request in good order is received by the Service Center and delivered by the Service Center to the Transfer Agent by 12 noon Boston time on any business day, the exchange usually will occur that day. For further information regarding the exchange privilege, shareholders should contact the Service Center.

     REINVESTMENT PRIVILEGE. A shareholder of the Fund who has redeemed shares or had shares repurchased at his or her request may reinvest all or any portion of the proceeds (plus that amount necessary to acquire a fractional share to round off his or her reinvestment to full shares) in shares, of the same class as the shares redeemed, of the Fund or any other Eligible Fund at net asset value and without subjecting the reinvestment to an initial sales charge, provided such reinvestment is made within 120 calendar days after a redemption or repurchase. Upon such reinvestment, the shareholder will be credited with any contingent deferred sales charge previously charged with respect to the amount reinvested. The redemption of shares is, for federal income tax purposes, a sale on which the shareholder may realize a gain or loss. If a redemption at a loss is followed by a reinvestment within 30 days, the transaction may be a "wash sale" resulting in a denial of the loss for federal income tax purposes.

     Any reinvestment pursuant to the reinvestment privilege will be subject to any applicable minimum account standards imposed by the fund into which the reinvestment is made. Shares are sold to a reinvesting shareholder at the net asset value thereof next determined following timely receipt by the Service Center of such shareholder's written purchase request and delivery of the request by the Service Center to the Transfer Agent. A shareholder may exercise this reinvestment privilege only once per 12-month period with respect to his or her shares of the Fund.

     DIVIDEND ALLOCATION PLAN. The Dividend Allocation Plan allows shareholders to elect to have all their dividends and any other distributions from the Fund or any Eligible Fund automatically invested at net asset value in one other such Eligible Fund designated by the shareholder, provided the account into which the dividends and distributions are directed is initially funded with the requisite minimum amount.

     TELEPHONE AND INTERNET PRIVILEGES. The following privileges are available:


          -    TELEPHONE EXCHANGE AND REDEMPTION PRIVILEGE
               - Shareholders automatically receive this privilege unless declined.
               - This privilege allows a shareholder or any person claiming to act as the shareholder's representative to request exchanges into other State Street Research funds or make redemptions.

          -    INTERNET PRIVILEGE FOR SHAREHOLDER
               - Shareholders may access the Fund's web site to enter transactions and for other purposes, subject to acceptance of the important conditions set forth on the web site.

     A shareholder with the above privileges is deemed to authorize the Fund's agents to: (1) act upon the telephone instructions of any person purporting to be any of the shareholders of an account or a shareholder's financial professional; (2) act upon the Internet instructions of any person purporting to be any of the shareholders of an account; and (3) honor any telephone or Internet instructions for a change of address. All telephone calls will be recorded. Neither the Fund, any other State Street Research Fund, the Investment Manager, the Distributor, nor any of their agents will be liable for any loss, expense or cost arising out of any request, including any fraudulent or unauthorized requests. Shareholders assume the risk to the full extent of their accounts that telephone or Internet requests may be unauthorized. Reasonable procedures will be followed to confirm that instructions communicated by telephone or Internet are genuine. The shareholder will not be liable for any losses arising from unauthorized or fraudulent instructions if such procedures are not followed.

     ALTERNATIVE MEANS OF CONTACTING A FUND. It is unlikely, during periods of extraordinary market conditions, that a shareholder may have difficulty in reaching the Service Center. In that event, however, the shareholder should contact the Service Center at 1-877-773-8637, 1-617-357-7800 or otherwise at its main office at One Financial Center, Boston, Massachusetts 02111-2690.

     G.   NET ASSET VALUE

     The net asset value of the shares of each Fund is determined once daily as of the close of regular trading on the NYSE, but not later than 4 P.M. eastern time, Monday through Friday, on each day during which the NYSE is open for unrestricted trading. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset value per share of each Fund is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets minus all liabilities by the total number of outstanding shares of the Fund at such time. Any expenses, except for extraordinary or nonrecurring expenses, borne by the Fund, including the investment management fee payable to the Investment Manager, are accrued daily.

     In general, securities are valued as follows. Securities which are listed or traded on the New York or American Stock Exchange are valued at the price of the last quoted sale on the respective exchange for that day. Securities which are listed or traded on a national securities exchange or exchanges, but not on the New York or American Stock Exchange, are valued at the price of the last quoted sale on the exchange for that day prior to the close of the NYSE. Securities not listed on any national securities exchange which are traded "over the counter" and for which quotations are available on the National Association of Securities Dealers, Inc.'s (the "NASD") NASDAQ System are valued at the closing price supplied through such system for that day at the close of the NYSE. Other securities are, in general, valued at the mean of the bid and asked quotations last quoted prior to the close of the NYSE if there are market quotations readily available, or in the absence of such market quotations, then at the fair value thereof as determined by or under authority of the Trustees of the Trust with the use of such pricing services, methodologies or procedures as may be deemed appropriate. The Trustees also reserve the right to adopt other valuations based on fair value in pricing in unusual circumstances where use of other methods as discussed in part below, could otherwise have a material adverse effect on the Fund as a whole.

     In determining the values of portfolio assets as provided above, the Trustees utilize one or more pricing services in lieu of market quotations for certain securities which are not readily available on a daily basis. Such services utilize information with respect to market transactions, quotations from dealers and various relationships among securities in determining value and may provide prices determined as of times prior to the close of the NYSE.

     The Trustees have authorized the use of the amortized cost method to value short-term debt instruments issued with a maturity of one year or less and having a remaining maturity of 60 days or less when the value obtained is fair value, provided that during any period in which more than 25% of the Fund's total assets is invested in short-term debt securities the current market value of such securities will be used in calculating net asset value per share in lieu of the amortized cost method. Under the amortized cost method of valuation, the security is initially valued at cost on the date of purchase (or in the case of short-term debt instruments purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity), and thereafter a constant amortization to maturity of any discount or premium is assumed regardless of the impact of fluctuating interest rates on the market value of the security.

     H.   PORTFOLIO TRANSACTIONS

PORTFOLIO TURNOVER

     The Fund's portfolio turnover rate is determined by dividing the lesser of securities purchases or sales for a year by the monthly average value of securities held by the Fund (excluding, for purposes of this determination, securities the maturities of which as of the time of their acquisition were one year or less).

BROKERAGE ALLOCATION

     The Investment Manager's policy is to seek for its clients, including the Fund, what in the Investment Manager's judgment will be the best overall execution of purchase or sale orders and the most favorable net prices in securities transactions consistent with its judgment as to the business qualifications of the various broker or dealer firms with whom the Investment Manager may do business. The Investment Manager may not necessarily choose the broker offering the lowest available commission rate. Decisions with respect to the market where the transaction is to be completed, to the form of transaction (whether principal or agency), and to the allocation of orders among brokers or dealers are made in accordance with this policy. In selecting brokers or dealers to effect portfolio transactions, consideration is given to their proven integrity and financial responsibility, their demonstrated execution experience and capabilities both generally and with respect to particular markets or securities, the competitiveness of their commission rates in agency transactions (and their net prices in principal transactions), their willingness to commit capital, and their clearance and settlement capability. The Investment Manager seeks to keep informed of commission rate structures and prevalent bid/ask spread characteristics of the markets and securities in which transactions for the Fund occur. Against this background, the Investment Manager evaluates the reasonableness of a commission or a net price with respect to a particular transaction by considering such factors as difficulty of execution or security positioning by the executing firm. The Investment Manager may or may not solicit competitive bids based on its judgment of the expected benefit or harm to the execution process for that transaction.

     When it appears that a number of firms could satisfy the required standards in respect of a particular transaction, consideration may also be given by the Investment Manager to services other than execution services which certain of such firms have provided in the past or may provide in the future. Negotiated commission rates and prices, however, are based upon the Investment Manager's judgment of the rate which reflects the execution requirements of the transaction without regard to whether the broker provides services in addition to execution. Among such other services are the supplying of supplemental investment research; general economic, political and business information; analytical and statistical data; relevant market information, quotation equipment and services; reports and information about specific companies, industries and securities; purchase and sale recommendations for stocks and bonds; portfolio strategy services; historical statistical information; market data services providing information on specific issues and prices; financial publications; proxy voting data and analysis services; technical analysis of various aspects of the securities markets, including technical charts; computer hardware used for brokerage and research purposes; computer software and databases (including those contained in certain trading systems and used for portfolio analysis and modeling and also including software providing investment personnel with efficient access to current and historical data from a variety of internal and external sources) and portfolio evaluation services and relative performance of accounts.

     In the case of the Fund and other registered investment companies advised by the Investment Manager or its affiliates, the above services may include data relating to performance, expenses and fees of those investment companies and other investment companies. This information is used by the Trustees or Directors of the investment companies to fulfill their responsibility to oversee the quality of the Investment Manager's advisory services and to review the fees and other provisions contained in the advisory contracts between the investment companies and the Investment Manager. The Investment Manager considers these investment company services only in connection with the execution of transactions on behalf of its investment company clients and not its other clients. Certain of the nonexecution services provided by broker-dealers may in turn be obtained by the broker-dealers from third parties who are paid for such services by the broker-dealers.

     The Investment Manager regularly reviews and evaluates the services furnished by broker-dealers. The Investment Manager's investment management personnel conduct internal surveys and use other methods to evaluate the quality of the research and other services provided by various broker-dealer firms, and the results of these efforts are made available to the equity trading department, which uses this information as consideration to the extent described above in the selection of brokers to execute portfolio transactions.

     Some services furnished by broker-dealers may be used for research and investment decision-making purposes, and also for marketing or administrative purposes. Under these circumstances, the Investment Manager allocates the cost of the services to determine the proportion which is allocable to research or investment decision-making and the proportion allocable to other purposes. The Investment Manager pays directly from its own funds for that portion allocable to uses other than research or investment decision-making. Some research and execution services may benefit the Investment Manager's clients as a whole, while others may benefit a specific segment of clients. Not all such services will necessarily be used exclusively in connection with the accounts which pay the commissions to the broker-dealer providing the services.

     The Investment Manager has no fixed agreements or understandings with any broker-dealer as to the amount of brokerage business which the firm may expect to receive for services supplied to the Investment Manager or otherwise. There may be, however, understandings with certain firms that in order for such firms to be able to continuously supply certain services, they need to receive an allocation of a specified amount of brokerage business. These understandings are honored to the extent possible in accordance with the policies set forth above.

     It is not the Investment Manager's policy to intentionally pay a firm a brokerage commission higher than that which another firm would charge for handling the same transaction in recognition of services (other than execution services) provided. However, the Investment Manager is aware that this is an area where differences of opinion as to fact and circumstances may exist, and in such circumstances, if any, the Investment Manager relies on the provisions of
Section 28(e) of the Securities Exchange Act of 1934.

     In the case of the purchase of fixed income securities in underwriting transactions, the Investment Manager follows any instructions received from its clients as to the allocation of new issue discounts, selling commissions and designations to brokers or dealers which provide the client with research, performance evaluation, master trustee and other services. In the absence of instructions from the client, the Investment Manager may make such allocations to broker-dealers which have provided the Investment Manager with research and brokerage services.

     In some instances, certain clients of the Investment Manager request it to place all or part of the orders for their account with certain brokers or dealers, which in some cases provide services to those clients. The Investment Manager generally agrees to honor these requests to the extent practicable. Clients may request that the Investment Manager only effect transactions with the specified broker-dealers if the broker-dealers are competitive as to price and execution. Where the request is not so conditioned, the Investment Manager may be unable to negotiate commissions or obtain volume discounts or best execution. In cases where the Investment Manager is requested to use a particular broker-dealer, different commissions may be charged to clients making the requests. A client who requests the use of a particular broker-dealer should understand that it may lose the possible advantage which non-requesting clients derive from aggregation of orders for several clients as a single transaction for the purchase or sale of a particular security. Among other reasons why best execution may not be achieved with directed brokerage is that, in an effort to achieve orderly execution of transactions, execution of orders that have designated particular brokers may, at the discretion of the trading desk, be delayed until execution of other non-designated orders has been completed.

     When the Investment Manager is seeking to buy or sell the same security on behalf of more than one client, the sale or purchase is carried out in a manner which is considered fair and equitable to all accounts. In allocating investments among various clients (including in what sequence orders for trades are placed), the Investment Manager will use its best business judgment and will take into account such factors as the investment objectives of the clients, the amount of investment funds available to each, the size of the order, the relative sizes of the accounts, the amount already committed for each client to a specific investment and the relative risks of the investments, all in order to provide on balance a fair and equitable result to each client over time.

     In addition, when the Investment Manager is seeking to buy or sell the same security on behalf of more than one client at approximately the same time, the Investment Manager may follow the practice of grouping orders of various clients for execution to get the benefit of lower prices or commission rates. Although sharing large transactions may sometimes affect price or volume of shares acquired or sold, the Investment Manager believes that grouping orders generally provide an advantage in execution. Where an aggregate order is executed in a series of transactions at various prices on a given day, each participating account's proportionate share of such order will reflect the average price paid or received with respect to the total order. The Investment Manager may decide not to group orders, however, based on such factors as the size of the account and the size of the trade. For example, the Investment Manager may not aggregate trades where it believes that it is in the best interest of clients not to do so, including situations where aggregation might result in a large number of small transactions with consequent increased custodial and other transactional costs which may disproportionately impact smaller accounts. Such disaggregation, depending on the circumstances, may or may not result in such accounts receiving more or less favorable overall execution (including transactions costs) relative to other clients.

     The Investment Manager has developed certain internal policies governing its short sale trading activities, including prior notification in certain circumstances to portfolio managers of accounts holding long positions in the same security. Generally, however, sales of long positions will take precedence over short sales, regardless of the order in which the trade orders are received.

     Subject to the policy of seeking best overall price and execution as stated above, sales of shares of investment companies under the Investment Manager's management may be considered by the Investment Manager in the selection of broker or dealer firms to execute portfolio transactions for investment companies under its management.

     Information about portfolio turnover rates and certain brokerage commissions paid by the Fund identified on the cover page of this Statement of Additional Information is included in Section I of this Statement of Additional Information.

     I.   CERTAIN TAX MATTERS

FEDERAL INCOME TAXATION OF THE FUND--IN GENERAL

     The following discussion of United States federal income tax consequences is a summary provided for general information only. This discussion does not address state or local tax consequences. This discussion is based on federal income tax laws, regulations and rulings in effect on the date of this Statement of Additional Information, all of which are subject to change by legislative, administrative or judicial action, possibly with retroactive effect. Further, the tax consequences discussed below may effect shareholders differently depending on their particular tax situations unrelated to their investments in the Fund. Therefore, the shareholders are urged to consult their own tax advisors regarding the federal, state, local and foreign tax consequences to them of their investment in the Fund.

     The Fund intends to qualify and has elected to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to be so treated. In order to qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) satisfy certain diversification requirements on a quarterly basis.

     If in any year the Fund derives more than 10% of its gross income (as defined in the Code, which disregards losses for that purpose) from investments made directly in commodities, including precious metal investments, or commodity-related options, futures or indices, the Fund in such year may fail to qualify as a regulated investment company under the Code. The Investment Manager intends to manage the Fund's portfolio so as to minimize the risk of such a disqualification.

     If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as if it were gain realized from the sale of such shares.

     The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the excise tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (not taking into account any capital gains or losses) for the calendar year, and its capital gain net income for the 12-month period ending on October 31 of such calendar year, in addition to any undistributed portion of the respective balances from the prior year. For purposes of calculating the amount distributed, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

TAXATION OF THE FUND'S INVESTMENTS

     ORIGINAL ISSUE DISCOUNT; MARKET DISCOUNT. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount. Because the Fund must include original issue discount in income currently, holding securities having original issue discount will make it more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above. The Fund may be required to liquidate investments at a time when it is not advantageous to do so in order to meet its distribution requirements.

     Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount in income currently.

     OPTIONS AND FUTURES TRANSACTIONS. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for the purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as partially short-term and partially long-term gain or loss, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, options on stock indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

     Gains or losses attributable to foreign currency contracts or fluctuations in exchange rates that occur between the time the Fund accrues income or expenses denominated in a foreign currency and the time the Fund actually collects such income or pays such expenses are treated as ordinary income or loss. The portion of any gain or loss on the disposition of a debt security denominated in a foreign currency that is attributable to fluctuations in the value of the foreign currency during the holding period of the debt security will likewise be treated as ordinary income or loss. Such ordinary income or loss will increase or decrease the amount of the Fund's net investment income.

     If the Fund invests in the stock of certain "passive foreign investment companies" ("PFICs"), the income of such companies may become taxable to the Fund prior to its distribution to the Fund or, alternatively, ordinary income taxes and interest charges may be imposed on the Fund on "excess distributions" received by the Fund or on gain from the disposition of such investments by the Fund. Alternatively, if the stock of a PFIC is marketable, the Fund may elect to mark the stock of the PFIC to market annually, and to recognize gain or loss on the appreciation or depreciation in the stock. Any gain so recognized would be treated as ordinary income, and a loss would be recognized and treated as an ordinary deduction to the extent of any prior, unreversed amounts of gain recognized with respect to that stock. The Fund does not intend to invest in PFICs. Because of the broad scope of the PFIC rules, however, there can be no assurance that the Fund can avoid doing so.

FEDERAL INCOME TAXATION OF SHAREHOLDERS

     Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income is from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

     Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment capital upon distribution which will nevertheless be taxable to them.

     The Fund may be subject to foreign taxes, including foreign income taxes. If more than half of the value of the total assets of the Fund at the close of its taxable year consists of stock or securities of foreign corporations and it meets the distribution requirements for the year, then the Fund will be eligible and intends to elect to pass through to its shareholders the amount of foreign taxes it paid if such amounts are material. Pursuant to this election, a United States shareholder will, in general, (i) be required to include in gross income, in addition to taxable distributions actually received, his or her pro rata share of the foreign taxes paid by the Fund, and treat that share of taxes as having been paid directly by him or her, and (ii) may either deduct such share of taxes or treat such share of taxes as a credit against United State income tax liability. A tax-exempt shareholder will ordinarily not benefit from this election.

     Although a credit for foreign taxes is generally more beneficial than a deduction for foreign taxes because the credit reduces U.S. taxes dollar-for-dollar, a credit for foreign taxes generally may not exceed a shareholder's United States income tax attributable to the shareholder's foreign source income (unless the shareholder is an individual whose total creditable foreign taxes are not more than $300, or $600 for married individuals filing jointly, and certain other conditions are satisfied). This limitation applies separately to different categories of income, one of which is a foreign-source passive income, which is likely to include all of the foreign-source income of the Fund. As a result of these limitations, some shareholders may not be able to utilize fully any foreign tax credits generated by an investment in the Fund. In addition, holding period requirements apply so that, generally, the shareholder will be unable to take a tax credit for any foreign withholding tax on a dividend payment unless (a) the Fund held the stock in the foreign corporation for more than 15 days during the 30-day period beginning on the date that the stock becomes ex-dividend with respect to the dividend on which the withholding tax is paid and (b) the shareholder held his or her shares in the Fund during the same period. In the case of certain preference dividends on foreign stock, the 15-day and 30-day periods are extended to 45 days and 90 days, respectively. Shareholders also will be unable to claim a credit for foreign withholding taxes on dividends if the Fund has entered into certain hedging transactions with respect to the stock of the foreign corporation. Shareholders may take a deduction to the extent of any tax credits disallowed under the holding period and hedging rules. The Fund will provide its shareholders with information about the source of its income and the foreign taxes it has paid for use in preparing the shareholder's United States income tax returns, including information about withholding taxes for which a tax credit could be denied to the Fund under the holding period and hedging rules described above.

     The foregoing discussion of United States federal income tax law relates solely to the application of that law to United States persons, that is, United States citizens and residents and United States corporations, partnerships, trusts and estates. Each shareholder who is not a United States person should consider the United States and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to United States withholding tax at a rate of up to 30% (or at a lower rate under applicable treaty) on distributions from the Fund.

     Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

     J.   DISTRIBUTION OF FUND SHARES

     The Trust has entered into a Distribution Agreement with State Street Research Investment Services, Inc., as Distributor, whereby the Distributor acts as agent to sell and distribute shares of the Fund. Shares of the Fund are sold through broker-dealers who have entered into sales agreements with the Distributor. The Fund has authorized certain broker-dealers to receive on its behalf purchase and redemption orders, and such broker-dealers are authorized to designate other intermediaries to receive orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when such broker-dealer, or, if applicable, the broker-dealer's designee, receives the order. In such case, orders will be priced at the Fund's net asset value next computed after the orders are received by an authorized broker-dealer or its designee. The Distributor distributes shares of the Fund on a continuous basis at an offering price which is based on the net asset value per share of the Fund plus (subject to certain exceptions) a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or
(ii) on a deferred basis (Class B(1), Class B and Class C shares). The Distributor may reallow all or portions of such sales charges as concessions to broker-dealers. The Distributor may also pay its affiliate MetLife Securities, Inc. additional sales compensation of up to 0.25% of certain sales or assets.

     The differences in the price at which the Fund's Class A shares are offered due to scheduled variations in sales charges, or Class S shares are offered, as described in the Fund's Prospectus, result from cost savings inherent in economies of scale, among other factors. Management believes that the cost of sales efforts of the Distributor and broker-dealers tends to decrease as the size of purchases increases, or does not involve any incremental sales expenses as in the case of, for example, exchanges, reinvestments or dividend investments at net asset value. Similarly, no significant sales effort is necessary for sales of shares at net asset value to certain Directors, Trustees, officers, employees, their relatives and other persons directly or indirectly related to the Fund or associated entities. Where shares of the Fund are offered at a reduced sales charge or without a sales charge pursuant to sponsored arrangements, managed fee-based programs and so-called "mutual fund supermarkets," among other special programs, the amount of the sales charge reduction will similarly reflect the anticipated reduction in sales expenses associated with such arrangements. The reductions in sales expenses, and therefore the reduction in sales charges, will vary depending on factors such as the size and other characteristics of the organization or program, and the nature of its membership or the participants. The Fund reserves the right to make variations in, or eliminate, sales charges at any time or to revise the terms of or to suspend or discontinue sales pursuant to sponsored arrangements or similar programs at any time.

     On any sale of Class A shares to a single investor in the amount of $1,000,000 or more, the Distributor may pay the authorized securities dealer making such sale a commission based on the aggregate of such sales. Such commission may also be paid to authorized securities dealers upon sales of Class A shares made pursuant to a Letter of Intent to purchase shares having a net asset value of $1,000,000 or more. Shares sold with such commissions payable are subject to a one-year contingent deferred sales charge of up to 1.00% on any portion of such shares redeemed within one year following their sale. After a particular purchase of Class A shares is made under the Letter of Intent, the commission will be paid only in respect of that particular purchase of shares. If the Letter of Intent is not completed, the commission paid will be deducted from any discounts or commissions otherwise payable to such dealer in respect of shares actually sold. If an investor is eligible to purchase shares at net asset value on account of the Right of Accumulation, the commission will be paid only in respect of the incremental purchase at net asset value.

PLAN(S) OF DISTRIBUTION PURSUANT TO RULE 12b-1

     The Fund may have one or more Distribution Plans under Rule 12b-1, as set forth in Section I of this Statement of Additional Information for the Fund. Under the Fund's Distribution Plans, the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares, including, but not limited to, (1) the payment of commissions to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to be used to pay commissions to securities dealers (which securities dealers may be affiliates of the Distributor), (2) expenditures incurred by the Distributor in connection with the distribution and marketing of shares and the servicing of investor accounts, and (3) expenses incurred by the Distributor in connection with the servicing of shareholder accounts including payments to securities dealers and others for the provision of personal service to investors and/or the maintenance or servicing of shareholder accounts. In addition, the Distribution Plans authorize the Distributor and the Investment Manager to make payments out of management fees, general profits, revenues or other sources to underwriters, securities dealers and others in connection with sales of shares, to the extent, if any, that such payments may be deemed to be an indirect financing of any activity primarily resulting in the sale of shares of the Fund within the scope of Rule 12b-1 under the 1940 Act. Payments by the Fund under the Distribution Plan may be discontinued at any time. The Distributor may also voluntarily waive receipt of payments from the Fund from time to time.

     A rule of the National Association of Securities Dealers, Inc. ("NASD") limits annual expenditures that the Fund may incur to 0.75% for distribution expenses and 0.25% for service fees. The NASD Rule also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales of a class since the inception of any asset-based sales charge plus interest at the prime rate plus 1% on unpaid amounts thereof (less any contingent deferred sales charges). Such limitation does not apply to the service fees.

     Some or all of the service fees are used to pay or reimburse dealers (including dealers that are affiliates of the Distributor) or others for personal services and/or the maintenance of shareholder accounts. A portion of any initial commission paid to dealers for the sale of shares of the Fund represents payment for personal services and/or the maintenance or servicing of shareholder accounts by such dealers. The distribution fees are used primarily to offset initial and ongoing commissions paid to dealers for selling such shares and for other sales and marketing expenditures. Dealers who have sold Class A shares are eligible for ongoing payments commencing as of the time of such sale. Dealers who have sold Class B(1), Class B and Class C shares are eligible for ongoing payments after the first year during which such shares have been held of record by such dealer as nominee for its clients (or by such clients directly).

     The Distributor provides distribution services on behalf of other funds having distribution plans and receives similar payments from, and incurs similar expenses on behalf of, such other funds. When expenses of the Distributor cannot be identified as relating to a specific fund, the Distributor allocates expenses among the funds in a manner deemed fair and equitable to each fund.

     The payment of service and distribution fees may continue even if the Fund ceases, temporarily or permanently, to sell one or more classes of shares to new accounts. During the period the Fund is closed to new accounts, the distribution fee will not be used for promotion expenses. The service and distribution fees are used during a closed period to cover services provided to current shareholders and to cover the compensation of financial professionals in connection with the prior sale of Fund shares, among other non-promotional distribution expenditures.

     The Distributor may pay certain dealers and other intermediaries additional compensation for sales and administrative services. The Distributor may provide cash and noncash incentives to intermediaries who, for example, sell significant amounts of shares or develop particular distribution channels. The Distributor may compensate dealers with clients who maintain their investments in the Fund over a period of years. The incentives can include merchandise and trips to, and attendance at, sales seminars at resorts. The Distributor may pay for administrative services, such as technological and computer systems support for the maintenance of pension plan participant records, for subaccounting and for distribution through mutual fund supermarkets or similar arrangements.

     No interested Trustee of the Trust has any direct or indirect financial interest in the operation of the Distribution Plans. The Distributor's interest in the Distribution Plans is described above.

     K.   CALCULATION OF PERFORMANCE DATA

     From time to time, in advertisements or in communications to shareholders or prospective investors, the Fund may compare the performance of its Class A, Class B(1), Class B, Class C or Class S shares to the performance of other mutual funds with similar investment objectives, to certificates of deposit and/or to other financial alternatives. The Fund may also compare its performance to appropriate indices, such as Standard & Poor's 500 Index, Consumer Price Index and Dow Jones Industrial Average and/or to appropriate rankings and averages such as those compiled by Lipper Analytical Services, Inc., Morningstar, Inc., Money Magazine, Business Week, Forbes Magazine, The Wall Street Journal and Investor's Daily.

AVERAGE ANNUAL TOTAL RETURN

     The average annual total return ("Average Annual Total Return") of each class of shares of the Fund will be calculated as set forth below. Average Annual Total Return is computed separately for each class by determining the average annual compounded rates of return over the designated periods that, if applied to the initial amount invested, would produce the ending redeemable value in accordance with the following formula:

                                   n
                              P(1+T) = ERV

Where:             P        =       a hypothetical initial payment of $1,000

                   T        =       average annual total return

                   n        =       number of years

                   ERV      =       ending redeemable value at the end of the
                                    designated period assuming a hypothetical
                                    $1,000 payment made at the beginning of the designated period

     The calculation is based on the further assumptions that the highest applicable initial or contingent deferred sales charge is deducted, and that all dividends and distributions by the Fund are reinvested at net asset value on the reinvestment dates during the periods. All accrued expenses and recurring charges are also taken into account as described later herein.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

         The average annual total return (after taxes on distributions) ("Average Annual Total Return (After Taxes on Distributions)") of each class of shares of the Fund will be calculated as set forth below. Average Annual Total Return (After Taxes on Distributions) is computed separately for each class by determining the average annual compounded rates of return over the designated periods, that, if applied to the initial amount invested, would produce the ending value in accordance with the following formula:

                                   n
                              P(1+T) = ATV
                                          D

Where:             P        =       a hypothetical initial payment of $1,000

                   T        =       average annual total return (after taxes on
                                    distributions)

                   n        =       number of years

                   ATV      =       ending value at the end of the designated
                      D             period assuming a hypothetical $1,000
                                    payment made at the beginning of the
                                    designated period

     The calculation is based on the further assumptions that the highest applicable initial or contingent deferred sales charge is deducted, and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the periods. The applicable taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. Ordinary income dividends and capital gains distributions are generally taxed at different rates. Applicable tax rates may change in the future. All applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. All potential tax liabilities other than federal tax liabilities, such as state and local taxes, the effect of phaseouts of certain exemptions, deductions, and credits at various income levels and the impact of the federal alternative minimum tax are disregarded. All accrued expenses and recurring charges are also taken into account as described later herein. In addition, for purposes of this calculation, redemptions are treated as having no tax consequences.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)


     The average annual total return (after taxes on distributions and redemption) ("Average Annual Total Return (After Taxes on Distributions and Redemption)") of each class of shares of the Fund will be calculated as set forth below. Average Annual Total Return (After Taxes on Distributions and Redemption) is computed separately for each class of the Fund by determining the average annual compounded rates of return over the designated periods, that, if applied to the initial amount invested, would produce the ending value in accordance with the following formula:

                                   n
                              P(1+T) = ATV
                                          DR

Where:             P        =       a hypothetical initial payment of $1,000

                   T        =       average annual total return (after taxes on
                                    distributions and redemption)

                   n        =       number of years

                   ATV      =       ending value at the end of the designated
                      DR            period assuming a hypothetical $1,000
                                    payment made at the beginning of the
                                    designated period

     The calculation is based on the further assumptions that the highest applicable initial or contingent deferred sales charge is deducted, and that all distributions by the Fund, less the taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the periods. The applicable taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. Ordinary income dividends and capital gains distributions are generally taxed at different rates. All applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. All potential tax liabilities other then federal tax liabilities, such as state and local taxes, the effect of phaseouts of certain exemptions, deductions, and credits at various income levels and the impact of the federal alternative minimum tax are disregarded. All accrued expenses and recurring charges are also taken into account as described later herein.

     In addition, it is further assumed that a complete redemption occurs at the end of the respective periods, that all nonrecurring charges are deducted at the end of such periods, and that capital gains taxes resulting from redemptions are subtracted from the ending value and the tax benefit from capital losses resulting from redemptions are added to the ending value. The amount and character of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The Fund assumes that shares acquired through reinvestment of distributions have a holding period beginning on the day after the reinvestment date. Further, capital gain taxes (or the benefit from tax losses) are calculated using the highest applicable federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains to offset any capital losses from the redemption so that capital losses may be deducted in full.

     All applicable tax rates may change in the future.

YIELD

     Yield for each class of the Fund's shares is computed by dividing the net investment income per share earned during a recent month or other specified 30-day period by the maximum offering price per share on the last day of the period and annualizing the result in accordance with the following formula:

                                         a-b    6
                              YIELD = 2[(--- + 1) -1]
                                         cd


Where              a=    dividends and interest earned during the period

                   b= expenses accrued for the period (net of voluntary expense reductions by the Investment Manager)

                   c= the average daily number of shares outstanding during the period that were entitled to receive dividends


                   d= the maximum offering price per share on the last day of the period

     To calculate interest earned (for the purpose of "a" above) on debt obligations, the Fund computes the yield to effective maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of the last business day of the preceding period, or, with respect to obligations purchased during the period, the purchase price (plus actual accrued interest). The yield to effective maturity is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Dividend income is recognized daily based on published rates.

     With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("paydowns"), the Fund accounts for gain or loss attributable to actual monthly paydowns as a realized capital gain or loss during the period. The Fund has elected not to amortize discount or premium on such securities.

     Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price. Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be declared as a dividend shortly thereafter. The maximum offering price includes the maximum applicable sales charge.

     All accrued expenses are taken into account as described later herein.

     Yield information is useful in reviewing the Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often are insured and/or provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Fund's portfolio, portfolio maturity and operating expenses and market conditions.

ACCRUED EXPENSES AND RECURRING CHARGES

     Accrued expenses include all recurring charges that are charged to all shareholder accounts in proportion to the length of the base period. The Average Annual Total Return, Average Annual Total Return (After Taxes on Distributions), Average Annual Total Return (After Taxes on Distributions and Redemption) and yield results take sales charges, if applicable, into account, although the results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $7.50 fee for wire orders.

     Accrued expenses do not include fees or expenses assumed or subsidized by affiliates during the subject period. Subsidization can include the Investment Manager's waiver of a portion of its advisory fee, the Distributor's waiver of a portion of its Rule 12b-1 fee, or the assumption of a portion of the Fund's expenses by either of them or their affiliates. In the absence of such subsidization, the performance of the Fund would have been lower.

OTHER HISTORICAL MEASURES OF PERFORMANCE

     The Fund may provide the above described Average Annual Total Return,
Average

Annual Total Return (After Taxes on Distributions) and Average Annual Total Return (After Taxes on Distributions and Redemption) results for each class of shares for periods which end no earlier than the most recent calendar quarter end and which begin twelve months before, five years before and ten years before (or the commencement of the Fund's operations, whichever is earlier). In addition, the Fund may provide other historical measures of performance for differing periods, such as for the most recent six months, and/or without taking sales charges into account. Such other historical measures of performance may be computed as otherwise described above except the result may or may not be annualized, and as noted any applicable sales charge, if any, may not be taken into account and therefore not deducted from the hypothetical initial payment of $1,000.

DISTRIBUTION RATES

     The Fund may also quote its distribution rate for each class of shares. The distribution rate is calculated by annualizing the latest per-share distribution from ordinary income and dividing the result by the offering price per share as of the end of the period to which the distribution relates. A distribution can include gross investment income from debt obligations purchased at a premium and in effect include a portion of the premium paid. A distribution can also include nonrecurring, gross short-term capital gains without recognition of any unrealized capital losses. Further, a distribution can include income from the sale of options by the Fund even though such option income is not considered investment income under generally accepted accounting principles.

     Because a distribution can include such premiums, capital gains and option income, the amount of the distribution may be susceptible to control by the Investment Manager through transactions designed to increase the amount of such items. Also, because the distribution rate is calculated in part by dividing the latest distribution by the offering price, which is based on net asset value plus any applicable sales charge, the distribution rate will increase as the net asset value declines. A distribution rate can be greater than the yield rate calculated as described above.

     L.   CUSTODIAN

     State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the custodian for Fund assets. As custodian State Street Bank and Trust Company is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each Fund's investments. State Street Bank and Trust Company is not an affiliate of the Investment Manager or its affiliates.

     M.   INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as the Trusts' independent accountants, providing professional services including (1) audits of each Fund's annual financial statements, (2) assistance and consultation in connection with SEC filings and (3) review of the annual income tax returns filed on behalf of each Fund.

     N.   FINANCIAL REPORTS

     In addition to the reports provided to holders of record on a semiannual basis, other supplementary financial reports may be made available from time to time through electronic or other media. Shareholders with substantial holdings in one or more State Street Research Funds may also receive reports and other information which reflect or analyze their positions in a consolidated manner. For more information, call State Street Research Service Center.

                      STATE STREET RESEARCH FINANCIAL TRUST

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits*

      (1)(a) First Amended and Restated Master Trust Agreement and Amendment No. 1 and Amendment No. 2 to First Amended and Restated Master Trust Agreement (9)

      (1)(b) Amendment No. 3 to First Amended and Restated Master Trust Agreement(10)

      (1)(c) Amendment No. 4 to First Amended and Restated Master Trust Agreement(12)

      (1)(d) Amendment No. 5 to the First Amended and Restated Master Trust Agreement(12)

      (1)(e) Amendment No. 6 to the First Amended and Restated Master Trust Agreement(17)

      (1)(f) Amendment No. 7 to the First Amended and Restated Master Trust Agreement(17)

      (1)(g) Amendment No. 8 to the First Amended and Restated Master Trust Agreement(20)

      (1)(h) Amendment No. 9 to the First Amended and Restated Master Trust Agreement(20)

      (1)(i) Amendment No. 10 to the First Amended and Restated Master Trust Agreement(24)

      (1)(j) Amendment No. 11 to the First Amended and Restated Master Trust Agreement

      (1)(k) Amendment No. 12 to the First Amended and Restated Master Trust Agreement

      (2)(a)     By-Laws of the Registrant(1)**

      (2)(b)     Amendment No. 1 to By-Laws effective September 30, 1992(4)**

      (2)(c)     Amendment No. 2 to By-Laws(15)

      (2)(d)     Amendment No. 3 to By-Laws

      (3)        Not applicable

      (4)        Deleted

      (5)(a) Advisory Agreement with MetLife - State Street Investment Services, Inc.(2)**

      (5)(c) Transfer and Assumption of Responsibilities and Rights relating to the Advisory Agreement between State Street Financial Services, Inc. and State Street Research & Management Company(4)**

      (5)(d)     Deleted

      (5)(e)     Deleted

      (5)(f)     Deleted

      (5)(g) Letter Agreement with respect to the Advisory Agreement relating to State Street Research International Equity Fund(20)

      (5)(h) Letter Agreement with respect to the Advisory Agreement relating to State Street Research Health Sciences Fund(17)

      (5)(i)     Deleted.

      (6)(a) First Amended and Restated Distribution Agreement with State Street Research Investment Services, Inc.(10)

      (6)(b)     Form of Selected Dealer Agreement(9)

      (6)(c)     Form of Bank and Bank-Affiliated Broker-Dealer Agreement(8)**

      (6)(d)     Form of Revised Supplement No. 1 to Selected Dealer
                 Agreement(10)

      (6)(e)     Deleted

      (6)(f) Letter Agreement with respect to the Distribution Agreement relating to State Street Research International Equity Fund(15)

      (6)(g) Letter Agreement with respect to the expenses relating to State Street Research Health Sciences Fund(17)

      (6)(h) Letter Agreement with respect to the Distribution Agreement relating to State Street Research Health Sciences Fund(17)

      (6)(i)     Deleted.

      (6)(j)     Deleted.

      (7)        Not applicable

      (8)(a)     Custodian Contract with State Street Bank and Trust
                 Company(2)**

      (8)(b)     Deleted

      (8)(c)     Deleted

      (8)(d) Amendment to the Custodian Contract with State Street Bank and Trust Company(3)**

      (8)(e)     Deleted

      (8)(f)     Data Access Services Addendum to Custodian Agreement(14)

      (8)(g) Letter Agreement with respect to the Custodian Contract relating to State Street Research International Equity Fund(21)

      (8)(h) Letter Agreement with respect to the Custodian Contract relating to State Street Research Health Sciences Fund(21)

      (8)(i)     Deleted.

      (8)(j)     Amendment dated November 17, 2000 to Custodian Contract(22)

      (9)        Not applicable

      (10)(a)    Opinion and consent of Goodwin, Procter & Hoar LLP(7)**

      (10)(b)    Deleted

      (10)(c) Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to State Street Research International Equity Fund(15)

      (10)(d) Opinion and Consent of Goodwin, Procter & Hoar LLP with respect to State Street Research Health Sciences Fund(17)

      (10)(e)    Deleted.

      (11)(a) Consent of PricewaterhouseCoopers LLP dated 6/26/02 with respect to State Street Research Health
                 Sciences Fund and State Street Research Concentrated Growth Fund(25)

      (11)(b) Consent of PricewaterhouseCoopers LLP dated February 27, 2003 with respect to State Street Research Government Income Fund and State Street Research International Equity Fund

      (12)       Not applicable

      (13)(a)    Purchase Agreement and Investment Letter(1)**

      (13)(b)    Purchase Agreement and Investment Letter(2)**

      (13)(c)    Deleted

      (13)(d)    Deleted

      (13)(e) Subscription and Investment Letters -- State Street Research Health Sciences Fund(17)

      (13)(f)    Deleted.

      (14)(a)    Deleted

      (14)(b)    Deleted

      (14)(c)    Deleted

      (15)(a) Amended and Restated Plan of Distribution Pursuant to Rule 12b-1(5)**

      (15)(b)    Deleted

      (15)(c)    Deleted

      (15)(d)    Rule 12b-1 Plan dated November 27, 1998(15)

      (15)(e) State Street Research Financial Trust Rule 12b-1 Plan for Distribution of Shares(18)

      (15)(f) Letter Agreement with respect to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 relating to State Street Research International Equity Fund(15)

      (15)(g) Letter Agreement with respect to Rule 12b-1 Plan for Class B(1) shares relating to State Street Research International Equity Fund(15)

      (15)(h) Letter Agreement with respect to Rule 12b-1 Plan dated November 27, 1998 relating to State Street Research Health Sciences Fund(17)

      (15)(i)    Deleted

      (15)(j)    Deleted.

      (16)(a)    Deleted

      (16)(b)    Deleted

      (16)(c)    Deleted

      (17)(a) First Amended and Restated Multiple Class Expense Allocation Plan Adopted Pursuant to Rule 18f-2(10)

      (17)(b) Addendum to First Amended and Restated Multiple Class Expense Allocation Plan Adopted Pursuant to Rule 18f-3(15)

      (17)(c)    Code of Ethics (revised May 1, 2002)(25)

      (18)       Powers of Attorney(25)

      (19)       Certificate of Board Resolution Respecting Powers of
                 Attorney(25)

      (20)(a)    Form of New Account Application (January 2002)

      (20)(b)    Additional Services Application(24)

      (20)(c)    Deleted

      (27)(a)    Deleted

      (27)(b)    Deleted

----------------

* MetLife - State Street Investment Services, Inc. changed its name to State Street Financial Services, Inc. effective as of June 18, 1992, and subsequently changed its name to State Street Research Investment Services, Inc. effective October 28, 1992. Documents in this listing of Exhibits which were effective prior to the most recent name change accordingly refer to MetLife - State Street Investment Services, Inc. or State Street Financial Services, Inc. The Series of the Registrant have changed their names at various times. Documents in this listing of Exhibits which were immediately effective prior to the most recent name change accordingly refer to a prior name of a series.

** Restated in electronic format in Post-Effective Amendment No. 17 filed on December 31, 1997.

Filed as part of the Registration Statement as noted below and incorporated herein by reference:

Footnote            Securities Act of 1933
Reference           Registration/Amendment              Date Filed
    1             Initial Registration                November 21, 1986
    2             Pre-Effective Amendment No. 1       February 13, 1987
    3             Post-Effective Amendment No. 3      February 22, 1989
    4             Post-Effective Amendment No. 7      February 26, 1993
    5             Post-Effective Amendment No. 9      July 8, 1993
    6             Post-Effective Amendment No. 10     February 9, 1994
    7             Post-Effective Amendment No. 11     February 18, 1994
    8             Post-Effective Amendment No. 13     November 30, 1994
    9             Post-Effective Amendment No. 15     December 28, 1995
   10             Post-Effective Amendment No. 16     February 27, 1997
   11             Post-Effective Amendment No. 17     December 31, 1997
   12             Post-Effective Amendment No. 19     August 19, 1998
   13             Post-Effective Amendment No. 20     November 17, 1998
   14             Post-Effective Amendment No. 22     December 29, 1998
   15             Post-Effective Amendment No. 24     May 3, 1999
   16             Post-Effective Amendment No. 25     June 29, 1999
   17             Post-Effective Amendment No. 28     September 28, 1999
   18             Post-Effective Amendment No. 31     February 4, 2000
   19             Post-Effective Amendment No. 32     February 11, 2000
   20             Post-Effective Amendment No. 34     February 29, 2000
   21             Post-Effective Amendment No. 35     June 29, 2000
   22             Post-Effective Amendment No. 36     February 28, 2001
   23             Post-Effective Amendment No. 37     June 28, 2001
   24             Post-Effective Amendment No. 38     February 27, 2002
   25             Post-Effective Amendment No. 39     June 27, 2002

Item 24.  Persons Controlled by or Under Common Control with Registrant

Inapplicable

Item 25.  Indemnification

      Under Article VI of the Registrant's Master Trust Agreement each of its Trustees and officers or persons serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person, in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before which the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

      Under the Distribution Agreement between the Registrant and State Street Research Investment Services, Inc., the Registrant's distributor, the Registrant has agreed to indemnify and hold harmless State Street Research Investment Services, Inc. and each person who has been, is, or may hereafter be an officer, director, employee or agent of State Street Research Investment Services, Inc. against any loss, damage or expense reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon a violation of any of its covenants herein contained or any untrue or alleged untrue statement of material fact, or the omission or alleged omission to state a material fact necessary to make the statements made not misleading, in a Registration Statement or Prospectus of the Registrant, or any amendment or supplement thereto, unless such statement or omission was made in reliance upon written information furnished by State Street Research Investment Services, Inc.

      Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to Article VI of the Registrant's Master Trust Agreement, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections

Describe any other business, profession, vocation or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer employee, partner or trustee.



PRINCIPAL BUSINESS NAME               CONNECTION                          ORGANIZATION                ADDRESS OF ORGANIZATION
-----------------------               ----------                          ------------                -----------------------
State Street Research &               Investment Adviser                  Various investment          Boston, MA
Management Company                                                        advisory clients

Abbott, Christopher C.                Managing Director                   State Street Research       Boston, MA
Managing Director                                                         Investment Services, Inc.
(Executive Vice President until 4/02) Vice President                      State Street Research       Boston, MA
                                                                          Institutional Funds

Austin, Christopher P.                Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.

Barghaan, Dennis C.                   Managing Director                   State Street Research       Boston, MA
Managing Director                                                         Investment Services, Inc.
(Senior Vice President until 4/02)

Bigley, Gary M.                       None
Vice President

Borghi, Peter                         Senior Vice President               State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.

PRINCIPAL BUSINESS NAME               CONNECTION                          ORGANIZATION                ADDRESS OF ORGANIZATION
-----------------------               ----------                          ------------                -----------------------
Borzilleri, John                      Vice President                      State Street Research       Boston, MA
Managing Director                                                         Financial Trust
(Senior Vice President until 4/02)    IBT Fund Advisor                    Schroder Ventures Life      Boston, MA
                                      (Until 11/01)                       Science Advisers
                                      Senior Vice President               State Street Research       Boston, MA
                                      (Until 8/01)                        & Management Co.

Boss, Marilyn O.                      Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.
                                      Vice President (Until 4/01)         Deutsche Banc Alex. Brown   Boston, MA

Bradford, Daniel F.                   Vice President and Counsel          State Street Research       Boston, MA
Vice President and Counsel                                                Investment Services, Inc.
                                      Acting General Counsel              DDJ Capital Management, LLC Boston, MA
                                      (Until 1/02)

                                      Associate                           Goodwin Procter LLP         Boston, MA
                                      (Until 8/01)

Bray, Michael J.                      None
Managing Director
(Senior Vice President until 4/02)

Brezinski, Karen                      None
Vice President

Bruno, Thomas                         Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.

Buffum, Andrea L.                     None
Vice President

Burbank, John F.                      Vice President                      State Street Research       Boston, MA
Managing Director                                                         Capital Trust
(Senior Vice President until 4/02)

PRINCIPAL BUSINESS NAME               CONNECTION                          ORGANIZATION                ADDRESS OF ORGANIZATION
-----------------------               ----------                          ------------                -----------------------
Calame, Mara D.                       Senior Vice President,              State Street Research       Boston, MA
Senior Vice President,                Assistant Clerk and Counsel         Investment Services, Inc.
Assistant Secretary,
and Counsel
(Vice President until 4/02)

Callahan, Michael                     None
Vice President

Carley, Linda C.                      Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.

Carstens, Linda C.                    Senior Vice President               State Street Research       Boston, MA
Senior Vice President                                                     Investment Services, Inc.
(Vice President until 4/02)

Clay, Janet L.                        Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.
                                      Vice President (Until 10/01)        John Hancock Funds          Boston, MA

Crane, George                         Senior Vice President               State Street Research       Boston, MA
Senior Vice President                                                     Investment Services, Inc.
                                      Senior Vice President               Putnam Investments          Boston, MA
                                      (Until 12/01)

Creelman, Christine A.                Director/Credit Research            Freedom Capital             Boston, MA
Vice President                        (Until 11/01)
                                      Senior Vice President               Back Bay Advisors, LP       Boston, MA
                                      (Until 6/01)

PRINCIPAL BUSINESS NAME               CONNECTION                          ORGANIZATION                ADDRESS OF ORGANIZATION
-----------------------               ----------                          ------------                -----------------------
Cullen, Terrence J.                   Senior Vice President,              State Street Research       Boston, MA
Senior Vice President, Assistant      Assistant Clerk and Counsel         Investment Services, Inc.
Secretary and Counsel
(Vice President until 4/02)           Assistant Secretary                 State Street Research       Boston, MA
                                                                          Capital Trust

                                      Assistant Secretary                 State Street Research       Boston, MA
                                                                          Exchange Trust
                                      Assistant Secretary                 State Street Research       Boston, MA
                                                                          Growth Trust
                                      Assistant Secretary                 State Street Research       Boston, MA
                                                                          Master Investment Trust
                                      Assistant Secretary                 State Street Research       Boston, MA
                                                                          Securities Trust
                                      Assistant Secretary                 State Street Research       Boston, MA
                                                                          Equity Trust
                                      Assistant Secretary                 State Street Research       Boston, MA
                                                                          Financial Trust
                                      Assistant Secretary                 State Street Research       Boston, MA
                                                                          Income Trust
                                      Assistant Secretary                 State Street Research       Boston, MA
                                                                          Money Market Trust
                                      Assistant Secretary                 State Street Research       Boston, MA
                                                                          Tax-Exempt Trust
                                      Assistant Secretary                 State Street Research       Boston, MA
                                                                          Institutional Funds

Davis, Richard S.                     Chairman, President and Chief       State Street Research       Boston, MA
Director, Chairman of                 Executive Officer                   Equity Trust
the Board, President                  Chairman, President and Chief       State Street Research       Boston, MA
and Chief Executive                   Executive Officer                   Income Trust
Officer                               Chairman, President and Chief       State Street Research       Boston, MA
                                      Executive Officer                   Tax-Exempt Trust

PRINCIPAL BUSINESS NAME               CONNECTION                          ORGANIZATION                ADDRESS OF ORGANIZATION
-----------------------               ----------                          ------------                -----------------------
Davis, Richard S.                     Chairman, President and Chief       State Street Research       Boston, MA
(continued)                           Executive Officer                   Capital Trust
                                      Chairman, President and Chief       State Street Research       Boston, MA
                                      Executive Officer                   Exchange Trust
                                      Chairman, President and Chief       State Street Research       Boston, MA
                                      Executive Officer                   Growth Trust
                                      Chairman, President and Chief       State Street Research       Boston, MA
                                      Executive Officer                   Master Investment Trust
                                      Chairman, President and Chief       State Street Research       Boston, MA
                                      Executive Officer                   Institutional Funds
                                      Chairman, President and Chief       State Street Research       Boston, MA
                                      Executive Officer                   Securities Trust
                                      Chairman, President and Chief       State Street Research       Boston, MA
                                      Executive Officer                   Money Market Trust
                                      Chairman, President and Chief       State Street Research       Boston, MA
                                      Executive Officer                   Financial Trust
                                      Chairman, President and Chief       State Street Research       Boston, MA
                                      Executive Officer                   Investment Services, Inc.
                                      President and Chief                 SSRM Holdings, Inc.         Boston, MA
                                      Executive Officer

Davis, Robert D.                      Vice President                      Wellington Management       Boston, MA
Senior Vice President                 (Until 3/01)                        Company
(Vice President until 4/02)

DeMarco, John                         Senior Equity Trader                GRT Capital Partners        Boston, MA
Vice President                        (until 6/02)

Depp, Maureen G.                      Vice President                      State Street Research       Boston, MA
Managing Director                                                         Securities Trust
(Senior Vice President until 4/02)    Vice President                      State Street Research       Boston, MA
(Vice President until 4/01)                                               Institutional Funds

PRINCIPAL BUSINESS NAME               CONNECTION                          ORGANIZATION                ADDRESS OF ORGANIZATION
-----------------------               ----------                          ------------                -----------------------
DeVeuve, Donald                       Vice President                      State Street Research       Boston, MA
Senior Vice President                                                     Income Trust
(Vice President until 4/02)                                               State Street Research       Boston, MA
                                                                          Securities Trust
                                                                          State Street Research       Boston, MA
                                                                          Institutional Funds

Dowd, Edward                          Technology Sector Leader            Independence Investment LLC Boston, MA
Vice President

D'Vari, Ronald                        None
Managing Director
(Senior Vice President until 4/02)

Evascu, Caroline                      Vice President                      SG Cowen Asset              New York, NY
Vice President                        (Until 8/01)                        Management

Even, Karen L.                        Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.

Farden, R. Scott                      Senior Vice President               State Street Research       Boston, MA
Senior Vice President                                                     Investment Services, Inc.
                                      Senior Vice President               Fidelity Management Trust   Boston, MA
                                                                          Company

Fechter, Michael                      Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.
                                      Vice President (Until 4/01)         Standish, Ayer & Wood       Boston, MA

Federoff, Alex G.                     Senior Vice President               State Street Research       Boston, MA
Senior Vice President                                                     Investment Services, Inc.

PRINCIPAL BUSINESS NAME               CONNECTION                          ORGANIZATION                ADDRESS OF ORGANIZATION
-----------------------               ----------                          ------------                -----------------------
Feliciano, Rosalina                   Vice President                      State Street Research       Boston, MA
Senior Vice President                                                     Income Trust
(Vice President until 4/02)                                               State Street Research       Boston, MA
                                                                          Securities Trust
                                                                          State Street Research       Boston, MA
                                                                          Institutional Funds

Feeney, Kimberley                     Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.

Ficco, Bonnie A.                      Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.

Finucane, Thomas                      Vice President                      John Hancock Funds          Boston, MA
Senior Vice President                 (Until 7/02)

Fleno, Phyllis A.                     None
Vice President

Fochtman, Jr., Leo                    None
Vice President

Forcione, Anthony F.                  None
Vice President

Freking, Dean M.                      Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.

Frey, Kenneth                         None
Senior Vice President
(Vice President until 4/02)

PRINCIPAL BUSINESS NAME               CONNECTION                          ORGANIZATION                ADDRESS OF ORGANIZATION
-----------------------               ----------                          ------------                -----------------------
Gallivan, Jr., Edward T.              Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.
                                      Assistant Treasurer                 State Street Research       Boston, MA
                                                                          Equity Trust
                                      Assistant Treasurer                 State Street Research       Boston, MA
                                                                          Financial Trust
                                      Assistant Treasurer                 State Street Research       Boston, MA
                                                                          Income Trust
                                      Assistant Treasurer                 State Street Research       Boston, MA
                                                                          Money Market Trust
                                      Assistant Treasurer                 State Street Research       Boston, MA
                                                                          Tax-Exempt Trust
                                      Assistant Treasurer                 State Street Research       Boston, MA
                                                                          Capital Trust
                                      Assistant Treasurer                 State Street Research       Boston, MA
                                                                          Exchange Trust
                                      Assistant Treasurer                 State Street Research       Boston, MA
                                                                          Growth Trust
                                      Assistant Treasurer                 State Street Research       Boston, MA
                                                                          Master Investment Trust
                                      Assistant Treasurer                 State Street Research       Boston, MA
                                                                          Securities Trust
                                      Assistant Treasurer                 State Street Research       Boston, MA
                                                                          Institutional Funds

Garrelick, Jenine K.                  Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.
(Asst. Vice President until 4/02)

Goodman, Stephanie B.                 Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.

PRINCIPAL BUSINESS NAME               CONNECTION                          ORGANIZATION                ADDRESS OF ORGANIZATION
-----------------------               ----------                          ------------                -----------------------
Goodwin, C. Kim                       Chief Investment Officer            American Century            Kansas City, MO
Managing Director                     (Until 8/02)                        Investment Management
Chief Investment Officer -- Equities  Vice President                      State Street Research       Boston, MA
                                                                          Capital Trust
                                      Vice President                      State Street Research       Boston, MA
                                                                          Equity Trust
                                      Vice President                      State Street Research       Boston, MA
                                                                          Exchange Trust
                                      Vice President                      State Street Research       Boston, MA
                                                                          Financial Trust
                                      Vice President                      State Street Research       Boston, MA
                                                                          Growth Trust
                                      Vice President                      State Street Research       Boston, MA
                                                                          Income Trust
                                      Vice President                      State Street Research       Boston, MA
                                                                          Institutional Funds
                                      Vice President                      State Street Research       Boston, MA
                                                                          Master Investment Trust
                                      Vice President                      State Street Research       Boston, MA
                                                                          Securities Trust

Govoni, Electra                       None
Senior Vice President
(Vice President until 4/02)

Grace, Evan S.                        Vice President                      State Street Research       Boston, MA
Vice President                                                            Institutional Funds

Haagensen, Paul                       Senior Vice President               Putnam Investments          Boston, MA
Senior Vice President                 (Until 8/02)

Hadelman, Peter J.                    Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.

PRINCIPAL BUSINESS NAME               CONNECTION                          ORGANIZATION                ADDRESS OF ORGANIZATION
-----------------------               ----------                          ------------                -----------------------
Hagstrom, Thomas W.                   Vice President                      Lehman Brothers             Boston, MA
Senior Vice President                 (Until 7/01)
(Vice President until 4/02)

Harrington, Heidi                     Senior Vice President               State Street Research       Boston, MA
Senior Vice President                                                     Investment Services, Inc.
(Vice President until 4/02)

Hasson, Ira P.                        Senior Vice President               State Street Research       Boston, MA
Senior Vice President                                                     Investment Services, Inc.
(Vice President until 4/02)

Haverty, Lawrence J.                  None
Managing Director
(Senior Vice President until 4/02)

Heineke, George R.                    None
Vice President

Holland, Thomas                       Managing Director                   State Street Research       Boston, MA
Managing Director                                                         Investment Services, Inc.
(Senior Vice President until 4/02)
(Vice President Until 4/01)

Kallis, John H.                       Vice President                      State Street Research       Boston, MA
Senior Vice President                                                     Financial Trust
                                      Vice President                      State Street Research       Boston, MA
                                                                          Income Trust
                                      Vice President                      State Street Research       Boston, MA
                                                                          Money Market Trust
                                      Vice President                      State Street Research       Boston, MA
                                                                          Tax-Exempt Trust

PRINCIPAL BUSINESS NAME               CONNECTION                          ORGANIZATION                ADDRESS OF ORGANIZATION
-----------------------               ----------                          ------------                -----------------------
Kallis, John H.                       Vice President                      State Street Research       Boston, MA
(continued)                                                               Securities Trust
                                      Trustee                             705 Realty Trust            Washington, D.C.

Kasper, M. Katherine                  Senior Vice President               State Street Research       Boston, MA
Senior Vice President                                                     Investment Services, Inc.
(Vice President until 4/02)

Kayajanian, Jeffrey D.                Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.

Kiessling, Dyann H.                   None
Vice President

Kitterman, Melissa B.                 None
Vice President
(Asst. Vice President until 4/02)

Krauss, Clifford                      Vice President                      State Street Research       Boston, MA
Managing Director                                                         Institutional Funds
(Senior Vice President until 4/02)

Lafferty, David F.                    Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.
                                      Senior Investment Strategist        Metropolitan Life           New York, NY
                                      (Until 4/01)                        Insurance Company

Langholm, Knut                        Vice President                      State Street Research       Boston, MA
Senior Vice President                                                                                 Institutional Funds

Leary, Eileen M.                      Vice President                      State Street Research       Boston, MA
Senior Vice President                                                                                 Capital Trust
(Vice President until 4/02)

PRINCIPAL BUSINESS NAME               CONNECTION                          ORGANIZATION                ADDRESS OF ORGANIZATION
-----------------------               ----------                          ------------                -----------------------
Leese, Reginald                        None
Senior Vice President
(Vice President until 4/02)

Lindsey, Jeffrey                      Managing Director                   Putnam Investments          Boston, MA
Managing Director                     (Until 8/02)

Loew, Christopher R.                  Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.
                                      Assistant Vice President            Putnam Investments          Boston, MA
                                      (Until 2/01)

Lomasney, Mary T.                     Senior Vice President               State Street Research       Boston, MA
Senior Vice President                                                     Investment Services, Inc.
(Vice President until 4/02)

Lombardo, John S.                     Managing Director                   State Street Research       Boston, MA
Managing Director,                    and Chief Financial Officer         Investment Services, Inc.
Chief Financial Officer               Vice President                      State Street Research       Boston, MA
and Director                                                              Capital Trust
(Executive Vice President until 4/02) Vice President                      State Street Research       Boston, MA
                                                                          Equity Trust

                                      Vice President                      State Street Research       Boston, MA
                                                                          Exchange Trust
                                      Vice President                      State Street Research       Boston, MA
                                                                          Financial Trust
                                      Vice President                      State Street Research       Boston, MA
                                                                          Growth Trust
                                      Vice President                      State Street Research       Boston, MA
                                                                          Income Trust
                                      Vice President                      State Street Research       Boston, MA
                                                                          Master Investment Trust
                                      Vice President                      State Street Research       Boston, MA
                                                                          Money Market Trust

PRINCIPAL BUSINESS NAME               CONNECTION                          ORGANIZATION                ADDRESS OF ORGANIZATION
-----------------------               ----------                          ------------                -----------------------
Lombardo, John S.                     Vice President                      State Street Research       Boston, MA
(continued)                                                               Securities Trust
                                      Vice President                      State Street Research       Boston, MA
                                                                          Tax-Exempt Trust
                                      Vice President                      State Street Research       Boston, MA
                                                                          Institutional Funds
                                      Senior Vice President               Metropolitan Property and   Warwick, RI
                                      (Until 7/01)                        Casualty Insurance Co.

Lord, Peter D.                        Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.

Lubas, Amy C.                         None
Vice President

Markel, Gregory S.                    Vice President                      State Street Research       Boston, MA
Vice President                                                            Master Investment Trust

Martin, Gloria J.                     None
Vice President

McGrath, Ann E.                       None
Vice President

McKenna, Barbara                      Director                            Standish, Ayer &            Boston, MA
Managing Director                     (Until 7/01)                        Wood
(Senior Vice President until 4/02)


McKown, Elizabeth G.                  Managing Director                   State Street Research       Boston, MA
Managing Director                                                         Investment Services, Inc.
(Senior Vice President until 4/02)

PRINCIPAL BUSINESS NAME               CONNECTION                          ORGANIZATION                ADDRESS OF ORGANIZATION
-----------------------               ----------                          ------------                -----------------------
McNamara, III, Francis J.             Managing Director,                  State Street Research       Boston, MA
Managing Director,                    Clerk and General Counsel           Investment Services, Inc.
Secretary and General Counsel         Secretary                           State Street Research       Boston, MA
(Executive Vice President until 4/02)                                     Master Investment Trust
                                      Secretary                           State Street Research       Boston, MA
                                                                          Capital Trust
                                      Secretary                           State Street Research       Boston, MA
                                                                          Exchange Trust
                                      Secretary                           State Street Research       Boston, MA
                                                                          Growth Trust
                                      Secretary                           State Street Research       Boston, MA
                                                                          Securities Trust
                                      Secretary                           State Street Research       Boston, MA
                                                                          Equity Trust
                                      Secretary                           State Street Research       Boston, MA
                                                                          Financial Trust
                                      Secretary                           State Street Research       Boston, MA
                                                                          Income Trust
                                      Secretary                           State Street Research       Boston, MA
                                                                          Money Market Trust
                                      Secretary                           State Street Research       Boston, MA
                                                                          Tax-Exempt Trust
                                      Secretary                           State Street Research       Boston, MA
                                                                          Institutional Funds
                                      Secretary and General Counsel       SSRM Holdings, Inc.         Boston, MA

Monahan, Kenneth                      Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.
                                      Director                            Standish, Ayer &            Boston, MA
                                      (Until 9/01)                        Wood

PRINCIPAL BUSINESS NAME               CONNECTION                          ORGANIZATION                ADDRESS OF ORGANIZATION
-----------------------               ----------                          ------------                -----------------------
Monks, David                          Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.
                                      Vice President                      Zurich Scudder Investments  Boston, MA
                                      (Until 4/01)

Moore, James                          None
Vice President

Morey, Andrew F.                      None
Vice President

Moran, Mary Ruth                      Managing Director and Head of       State Street Research       Boston, MA
Managing Director and Head of         Information Technology and          Investment Services, Inc.
Information Technology and            Administrative Operations
Administrative Operations             President                           Precipio Partners           Boston, MA
(Executive Vice President until 4/02) (Until 4/01)                        (Formerly M R Moran & Co.)

O'Connell, Deidre M.E.                Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.
(Asst. Vice President until 4/02)

O'Connor III, Daniel W.               Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.
(Asst. Vice President until 4/02)

Passalacqua, Barbara                  None
Vice President
(Assistant Vice President
until 4/01)

Rawlins, Jeffrey A.                   Vice President                      State Street Research       Boston, MA
Managing Director                                                         Institutional Funds
(Senior Vice President until 4/02)

PRINCIPAL BUSINESS NAME               CONNECTION                          ORGANIZATION                ADDRESS OF ORGANIZATION
-----------------------               ----------                          ------------                -----------------------
Refojo, Michael F.                    Managing Director                   State Street Research       Boston, MA
Managing Director                                                         Investment Services, Inc.
(Senior Vice President until 4/02)

Reiser, Jennifer                      Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.
(Asst. Vice President until 4/02)

Rice III, Daniel Joseph               Vice President                      State Street Research       Boston, MA
Senior Vice President                                                     Equity Trust

Rolnick, Michael A.                   None
Vice President

Romich, Douglas A.                    Treasurer                           State Street Research       Boston, MA
Senior Vice President                                                     Equity Trust
and Treasurer                         Treasurer                           State Street Research       Boston, MA
                                                                          Financial Trust
                                      Treasurer                           State Street Research       Boston, MA
                                                                          Income Trust
                                      Treasurer                           State Street Research       Boston, MA
                                                                          Money Market Trust
                                      Treasurer                           State Street Research       Boston, MA
                                                                          Tax-Exempt Trust
                                      Treasurer                           State Street Research       Boston, MA
                                                                          Capital Trust
                                      Treasurer                           State Street Research       Boston, MA
                                                                          Exchange Trust
                                      Treasurer                           State Street Research       Boston, MA
                                                                          Growth Trust
                                      Treasurer                           State Street Research       Boston, MA
                                                                          Institutional Funds
                                      Treasurer                           State Street Research       Boston, MA
                                                                          Master Investment Trust

PRINCIPAL BUSINESS NAME               CONNECTION                          ORGANIZATION                ADDRESS OF ORGANIZATION
-----------------------               ----------                          ------------                -----------------------
Romich, Douglas A.                    Treasurer                           State Street Research       Boston, MA
(continued)                                                               Securities Trust
                                      Vice President and                  SSRM Holdings, Inc.         Boston, MA
                                      Assistant Treasurer
                                      Senior Vice President and           State Street Research       Boston, MA
                                      Treasurer                           Investment Services, Inc.

Ryan, Michael J.                      None
Senior Vice President

Sakala, Michael L.                    Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.
                                      Vice President                      Zurich Scudder Investments  Boston, MA
                                      (Until 1/02)
                                      Vice President                      Putnam Investments          Boston, MA
                                      (Until 4/01)

Sheldon, Michael A.                   None
Vice President

Silverstein, Jill S.                  None
Vice President

Simi, Susan                           None
Vice President

Simmons, Amy L.                       Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.
                                      Assistant Secretary                 State Street Research       Boston, MA
                                                                          Capital Trust
                                      Assistant Secretary                 State Street Research       Boston, MA
                                                                          Exchange Trust
                                      Assistant Secretary                 State Street Research       Boston, MA
                                                                          Growth Trust

PRINCIPAL BUSINESS NAME               CONNECTION                          ORGANIZATION                ADDRESS OF ORGANIZATION
-----------------------               ----------                          ------------                -----------------------
Simmons, Amy L.                       Assistant Secretary                 State Street Research       Boston, MA
(continued)                                                               Master Investment Trust
                                      Assistant Secretary                 State Street Research       Boston, MA
                                                                          Securities Trust
                                      Assistant Secretary                 State Street Research       Boston, MA
                                                                          Equity Trust
                                      Assistant Secretary                 State Street Research       Boston, MA
                                                                          Financial Trust
                                      Assistant Secretary                 State Street Research       Boston, MA
                                                                          Income Trust
                                      Assistant Secretary                 State Street Research       Boston, MA
                                                                          Money Market Trust
                                      Assistant Secretary                 State Street Research       Boston, MA
                                                                          Tax-Exempt Trust
                                      Assistant Secretary                 State Street Research       Boston, MA
                                                                          Institutional Funds

Smith, James                          Senior Vice President               State Street Research       Boston, MA
Senior Vice President                                                     Investment Services, Inc.
(Vice President until 4/02)

Somers, Todd W.                       Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.

Spalding Gray, Nancy                  Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.

St. John, Scott                       Vice President                      Eaton Vance Management      Boston, MA
Vice President                        (Until 2/01)

Stambaugh, Kenneth D.                 None
Senior Vice President
(Vice President until 4/02)

PRINCIPAL BUSINESS NAME               CONNECTION                          ORGANIZATION                ADDRESS OF ORGANIZATION
-----------------------               ----------                          ------------                -----------------------
Stolberg, Thomas B.                   None
Vice President

Strelow, Daniel R.                    Vice President                      State Street Research       Boston, MA
Managing Director                                                         Institutional Funds
Chief Investment Officer-             Vice President                      State Street Research       Boston, MA
Fixed Income                                                              Financial Trust
(Executive Vice President until 4/02) Vice President                      State Street Research       Boston, MA
(Senior Vice President Until 3/01)                                        Income Trust
                                      Vice President                      State Street Research       Boston, MA
                                                                          Money Market Trust
                                      Vice President                      State Street Research       Boston, MA
                                                                          Securities Trust
                                      Vice President                      State Street Research       Boston, MA
                                                                          Tax-Exempt Trust

Swanson, Amy McDermott                None
Managing Director
(Senior Vice President until 4/02)

Synnestvedt, Jared A.                 Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.
                                      Director of Sales                   MetLife Investment          Boston, MA
                                      (Until 4/01)                        Partners

Tice, Robyn S.                        None
Managing Director
(Senior Vice President until 4/02)

Trebino, Anne M.                      Vice President                      SSRM Holdings, Inc.         Boston, MA
Managing Director
(Senior Vice President until 4/02)

PRINCIPAL BUSINESS NAME               CONNECTION                          ORGANIZATION                ADDRESS OF ORGANIZATION
-----------------------               ----------                          ------------                -----------------------
Truesdale, Anne Tucher                None
Vice President

Wagenseller, Jon P.                   Senior Vice President               State Street Research       Boston, MA
Senior Vice President                                                     Investment Services, Inc.
                                      Director-New Prod. Dev.             MetLife Investments         Convent Station, NJ
                                      (Until 4/01)

Wallace, Julie K.                     None
Vice President

Walsh III, Denis J.                   None
Managing Director
(Vice President until 4/02)

Walsh, Tucker                         Vice President                      State Street Research       Boston, MA
Managing Director                                                         Capital Trust
(Vice President until 4/02)

Welch, Timothy M.                     None
Vice President

Westvold, Elizabeth McCombs           Vice President                      State Street Research       Boston, MA
Managing Director                                                         Institutional Funds
(Senior Vice President until 4/02)    Vice President                      State Street Research       Boston, MA
                                                                          Securities Trust

Wilkins, Kevin N.                     Managing Director                   State Street Research       Boston, MA
Managing Director                     (Executive Vice President           Investment Services, Inc.
(Executive Vice President until 4/02) until 4/02)

Wilson, John T.                       Vice President                      State Street Research       Boston, MA
Managing Director                                                         Master Investment Trust
(Senior Vice President until 4/02)

PRINCIPAL BUSINESS NAME               CONNECTION                          ORGANIZATION                ADDRESS OF ORGANIZATION
-----------------------               ----------                          ------------                -----------------------
Wipf, Barbara                         None
Vice President

Wong, David                           Senior Vice President               Paine Webber/               New York, NY
Senior Vice President                 (Until 4/01)                        UBS Warburg
(Vice President until 4/02)

Xie, Erin                             Vice President                      State Street Research       Boston, MA
Vice President                        Associate                           Investment Services, Inc.
                                      (Until 3/01)                        Sanford Bernstein                   New York, NY

Yalamanchili, Kishore K.              None
Senior Vice President
(Vice President until 4/02)

Yu, Mandy                             Vice President                      State Street Research       Boston, MA
Vice President                                                            Investment Services, Inc.

Zuger, Peter A.                       Vice President                      State Street Research       Boston, MA
Managing Director                                                         Equity Trust
(Senior Vice President until 4/02)    Vice President                      State Street Research       Boston, MA
                                                                          Securities Trust

Zhu, Kevin                            Vice President                      Zurich Scudder              Boston, MA
Vice President                        (Until 6/01)                        Investments, Inc.

Item 27.  Principal Underwriters

     (a) State Street Research Investment Services, Inc. serves as principal underwriter for State Street Research Equity Trust, State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Master Investment Trust, State Street Research Growth Trust, State Street Research Securities Trust, and State Street Research Institutional Funds.

     (b) Directors and Officers of State Street Research Investment Services, Inc. are as follows:


     (1)                            (2)                          (3)
                                 POSITIONS                    POSITIONS
NAME AND PRINCIPAL              AND OFFICES                  AND OFFICES
 BUSINESS ADDRESS            WITH UNDERWRITER              WITH REGISTRANT
------------------           ----------------              ----------------
Richard S. Davis              Chairman of the Board,        Chairman of the Board,
                              President and Chief           President and Chief
                              Executive Officer             Executive Officer

John S. Lombardo              Managing Director,            Vice President
                              Chief Financial Officer
                              and Director

Francis J. McNamara, III      Managing Director,            Secretary
                              Clerk and General Counsel

Mary Ruth Moran               Managing Director, and        None
                              Head of Information
                              Technology and
                              Administration &
                              Operations

Kevin N. Wilkins              Managing Director and         None
                              Director

Christopher C. Abbott         Managing Director             None

Dennis C. Barghaan            Managing Director             None

Thomas Holland                Managing Director             None

Elizabeth G. McKown           Managing Director             None

Michael F. Refojo             Managing Director             None

Peter Borghi                  Senior Vice President         None

Mara D. Calame                Senior Vice President,        None
                              Assistant Clerk and
                              Counsel

Linda C. Carstens             Senior Vice President         None

George H. Crane               Senior Vice President         None

Terrence J. Cullen            Senior Vice President,        Assistant Secretary
                              Assistant Clerk and
                              Counsel

        (1)                        (2)                      (3)
                                POSITIONS
 NAME AND PRINCIPAL            AND OFFICES          POSITIONS AND OFFICES
  BUSINESS ADDRESS           WITH UNDERWRITER          WITH REGISTRANT
 ------------------          ----------------       ---------------------
R. Scott Farden            Senior Vice President     None

Alex G. Federoff           Senior Vice President     None

Heidi Harrington           Senior Vice President     None

Ira P. Hasson              Senior Vice President     None

M. Katherine Kasper        Senior Vice President     None

Mary T. Lomasney           Senior Vice President     None

Douglas A. Romich          Senior Vice President     Treasurer
                           and Treasurer

James Smith                Senior Vice President     None

Jon P. Wagenseller         Senior Vice President     None

Christopher P. Austin      Vice President            None

Marilyn O. Boss            Vice President            None

Daniel P. Bradford         Vice President            None

Thomas Bruno               Vice President            None

Linda C. Carley            Vice President            None

Karen L. Even              Vice President            None

Michael Fechter            Vice President            None

Bonnie A. Ficco            Vice President            None

Dean M. Freking            Vice President            None

Edward T. Gallivan, Jr.    Vice President            Assistant Treasurer

Jenine Garrelick           Vice President            None

Stephanie B. Goodman       Vice President            None

Peter J. Hadelman          Vice President            None

Jeffrey D. Kayajanian      Vice President            None

David F. Lafferty          Vice President            None

Christopher R. Loew        Vice President            None

Peter D. Lord              Vice President            None

David Monks                Vice President            None

Diedre M. E. O'Connell     Vice President            None

Daniel W. O'Connor, III    Vice President            None

Jennifer Reiser            Vice President            None

Michael Sakala             Vice President            None

Amy L. Simmons             Vice President            Assistant Secretary

Todd W. Somers             Vice President            None

Nancy Spalding Gray        Vice President            None

Jared A. Synnestvedt       Vice President            None

Mandy Yu                   Vice President            None

Item 28.  Location of Accounts and Records

Douglas A. Romich
State Street Research & Management Company
One Financial Center
Boston, MA 02111

Item 29.  Management Services

       Under a Shareholders' Administrative Services Agreement between the Registrant and the Distributor, the Distributor provides shareholders' administrative services, such as responding to inquiries and instructions from investors respecting the purchase and redemption of shares of series of the Registrant and received the amounts set forth below:

                            Year-end      Year-end    Year-end
Fund                        10/31/00      10/31/01    10/31/02
----                        --------      --------    --------
Government Income           $407,384      $463,828    $484,910
  Fund

International               $123,567      $143,025    $122,982
  Equity Fund


                                                          Year-end    Year-end     Year-end
                                                           2/29/00     2/28/01      2/28/02
                                                          --------    --------     --------
Health Sciences Fund                                      $     --    $     0       $48,252

Concentrated Growth Fund                                    N/A       $16,906       $41,615


Item 30.  Undertakings

      (a) Inapplicable.

      (b) Deleted.

      (c) The Registrant undertakes to hold a special meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 per centum of the outstanding shares of the Trust and, in connection with such meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

      (d) Deleted.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 28th day of February, 2003.

                      STATE STREET RESEARCH FINANCIAL TRUST

                             By:                  *
                                 -------------------------------------
                                 Richard S. Davis
                                 Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on the above date by the following persons in the capacities indicated:

                   *                  Chairman of the Board,
------------------------------------  Chief Executive Officer and President
Richard S. Davis                      (principal executive officer)
                   *

                   *
------------------------------------  Treasurer (principal financial
Douglas A. Romich                     and accounting officer)

                   *
------------------------------------  Trustee
Bruce R. Bond

                   *
------------------------------------  Trustee
Steve A. Garban

                   *                  Trustee
------------------------------------
Dean O. Morton

                   *                  Trustee
------------------------------------
Susan M. Phillips

                   *
------------------------------------  Trustee
Toby Rosenblatt

                   *                  Trustee
------------------------------------
Michael S. Scott Morton

                   *                  Trustee
------------------------------------
James M. Storey

*By: /s/ Francis J. McNamara, III
     -------------------------------
         Francis J. McNamara, III,
         Attorney-in-Fact under Powers of
         Attorney incorporated by reference from
         Post-Effective Amendment No. 39 filed
         June 27, 2002.

                                              1933 Act Registration No. 33-10327
                                                      1940 Act File No. 811-4911
================================================================================

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                         --------------------

                               FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [ ]

                      Pre-Effective Amendment No. ____                     [ ]

                     Post-Effective Amendment No. 40                       [X]

                                and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]

                           Amendment No. 41                                [X]

                         --------------------

                      STATE STREET RESEARCH FINANCIAL TRUST
    (Exact Name of Registrant as Specified in Declaration of Trust)

                         --------------------


                               EXHIBITS

                           INDEX TO EXHIBITS

 (1)(j)     Amendment No. 11 to the First Amended and Restated Master
            Trust Agreement

 (1)(k)     Amendment No. 12 to the First Amended and Restated Master
            Trust Agreement

 (2)(d)     Amendment No. 3 to By-Laws

(11)(b) Consent of PricewaterhouseCoopers LLP dated Febraury 27, 2003 with respect to State Street Research Government Income Fund and State Street Research International Equity Fund

(20)(a)     Form of New Account Application (January 2002)